                                                        OMB APPROVAL
                                                        OMB Number:  3235-0578

                                                        Expires:  Feb. 28, 2006

                                                        Estimated average burden
                                                        hours per response:
                                                        20.00


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number          811-5686
                                   ---------------------------------------------


                         AIM Investment Securities Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     7/31
                         --------------------

Date of reporting period:    04/30/05
                          -------------------

Item 1. Reports to Stockholders.

                          AIM GLOBAL REAL ESTATE FUND
           Quarterly Schedule of Portfolio Holdings - April 30, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com             GRE-QTR-1 4/05               A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

                                                                                                        MARKET
                                                                              SHARES                    VALUE
                                                                              ------                -------------
REAL ESTATE INVESTMENT TRUSTS,
COMMON STOCKS & OTHER EQUITY
INTERESTS--34.62%

APARTMENTS--5.71%

Archstone-Smith Trust                                                         1,500                 $      53,955
AvalonBay Communities, Inc.                                                     400                        28,800
Boardwalk Real Estate Investment Trust (Canada)                               1,300                        19,629
Camden Property Trust                                                           200                        10,200
Equity Residential                                                            1,800                        61,830
Essex Property Trust, Inc.                                                      600                        45,570
United Dominion Realty Trust, Inc.                                            1,900                        42,085
                                                                                                    =============
                                                                                                          262,069
                                                                                                    =============

DIVERSIFIED--2.06%

Cominar Real Estate Investment Trust (Canada)                                 1,300                        18,183
Vornado Realty Trust                                                          1,000                        76,450
                                                                                                    =============
                                                                                                           94,633
                                                                                                    =============

HEALTHCARE--0.47%

Ventas, Inc.                                                                    800                        21,584
                                                                                                    =============

INDUSTRIAL PROPERTIES--4.55%

Catellus Development Corp.                                                    1,000                        27,700
CenterPoint Properties Trust                                                  1,300                        53,573
ProLogis                                                                      2,500                        98,975
Summit Real Estate Investment Trust (Canada)                                  1,900                        28,447
                                                                                                    =============
                                                                                                          208,695
                                                                                                    =============

LODGING-RESORTS--3.36%

Hilton Hotels Corp.                                                           2,700                        58,941
Host Marriott Corp.                                                           3,400                        57,188
Starwood Hotels & Resorts Worldwide, Inc.                          (a)          700                        38,038
                                                                                                    =============
                                                                                                          154,167
                                                                                                    =============

OFFICE PROPERTIES--6.29%

Alexandria Real Estate Equities, Inc.                                           500                        34,410
Boston Properties, Inc.                                                       1,100                        73,117
Brookfield Properties Corp. (Canada)                                          1,900                        48,785
Kilroy Realty Corp.                                                             400                        17,452
O&Y Real Estate Investment Trust (Canada)                                     1,300                        16,147
Reckson Associates Realty Corp.                                                 500                        16,125
SL Green Realty Corp.                                                           800                        48,800
Trizec Properties, Inc.                                                       1,700                        33,983
                                                                                                    =============
                                                                                                          288,819
                                                                                                    =============

GRE-QTR-1

                                                                                                       MARKET
                                                                             SHARES                     VALUE
                                                                             ------                 -------------
REGIONAL MALLS--7.32%

General Growth Properties, Inc.                                               3,000                 $     117,330
Macerich Co. (The)                                                            1,000                        60,300
Mills Corp. (The)                                                               800                        45,712
Simon Property Group, Inc.                                                    1,700                       112,319
                                                                                                    =============
                                                                                                          335,661
                                                                                                    =============

SELF STORAGE FACILITIES--1.02%

Public Storage, Inc.                                                            800                        46,960
                                                                                                    =============

SHOPPING CENTERS--3.84%

Developers Diversified Realty Corp.                                           1,400                        59,416
Federal Realty Investment Trust                                                 300                        16,050
Pan Pacific Retail Properties, Inc.                                             400                        24,168
Regency Centers Corp.                                                         1,000                        52,650
RioCan Real Estate Investment Trust (Canada)                                  1,600                        23,701
                                                                                                    =============
                                                                                                          175,985
                                                                                                    =============

Total Real Estate Investment Trusts, Common Stocks &
Other Equity Interests (Cost $1,565,691)                                                                1,588,573
                                                                                                    =============

                                                                           PRINCIPAL
                                                                            AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES--65.38%

FEDERAL HOME LOAN BANK (FHLB)--65.38%

Unsec. Disc. Notes,
 2.80%, 05/02/05 (Cost $2,999,533)                                 (b)   $3,000,000                     2,999,533
                                                                         ==========                 =============

TOTAL INVESTMENTS--100.00%  (Cost $4,565,224)                                                       $   4,588,106
                                                                                                    =============

Investment Abbreviations:

Disc.                           Discounted
Unsec.                          Unsecured

Notes to Schedule of Investments:

(a)   Each unit represents one common share and one Class B share.

(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of the this schedule.

GRE-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted. The Fund commenced operations on April 29, 2005.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information

GRE-QTR-1
      providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

            The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

GRE-QTR-1

NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period April 29, 2005 (date operations commenced) through April 30, 2005 was $1,565,691 and $0, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                             $       23,716
Aggregate unrealized (depreciation) of investment securities                                     (834)
                                                                                       --------------
Net unrealized appreciation of investment securities                                   $       22,882
                                                                                       ==============

Investments have the same cost for tax and financial statement purposes.

GRE-QTR-1

                              AIM HIGH YIELD FUND
           Quarterly Schedule of Portfolio Holdings o April 30, 2005


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              HYI-QTR-1 4/05              A I M Advisors, Inc.

SCHEDULE.OF6INVESTMENTS
April 30, 2005
(Unaudited)

                                                                                           PRINCIPAL        MARKET
                                                                                            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS & NOTES--94.72%

ADVERTISING--0.49%

Dex Media Inc., Unsec. Disc. Global Notes, 9.00%, 11/15/13               (a)(b)           $2,770,000      $2,091,350
--------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media Finance Co., Sr. Global Notes, 5.88%,
11/15/11                                                                 (b)               3,250,000       3,144,375
====================================================================================================================
                                                                                                           5,235,725
====================================================================================================================

AEROSPACE & DEFENSE--1.94%

Argo-Tech Corp., Sr. Unsec. Gtd. Global Notes, 9.25%, 06/01/11           (b)               1,750,000       1,881,250
--------------------------------------------------------------------------------------------------------------------
Armor Holdings, Inc., Sr. Sub. Global Notes, 8.25%, 08/15/13             (b)               1,930,000       2,055,450
--------------------------------------------------------------------------------------------------------------------
DRS Technologies Inc., Sr. Sub. Notes, 6.88%, 11/01/13 (Acquired
12/15/04; Cost $966,000)                                                 (b)(c)              920,000         926,900
--------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc., Sr. Unsec. Sub. Global Notes, 6.88%,
11/01/13                                                                 (b)               1,815,000       1,828,612
--------------------------------------------------------------------------------------------------------------------
Hexcel Corp., Sr. Sub. Notes, 6.75%, 02/01/15 (Acquired
01/27/05-03/16/05; Cost $5,782,500)                                      (b)(c)            5,790,000       5,587,350
--------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., Sr. Unsec. Gtd. Sub. Global Notes,
6.13%, 01/15/14                                                          (b)               5,025,000       4,937,062
--------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp.-Series B, Sr. Global Notes, 9.00%, 07/15/11       (b)               1,880,000       2,049,200
--------------------------------------------------------------------------------------------------------------------
Standard Aero Holdings, Inc. Sr. Sub. Notes, 8.25%, 09/01/14
(Acquired 08/17/04; Cost $1,375,000)                                     (b)(c)            1,375,000       1,430,000
====================================================================================================================
                                                                                                          20,695,824
====================================================================================================================

AIR FREIGHT & LOGISTICS--0.30%

Park-Ohio Industries Inc., Sr. Sub. Notes, 8.38%, 11/15/14
(Acquired 11/19/04-12/07/04; Cost $3,686,500)                            (b)(c)            3,675,000       3,142,125
====================================================================================================================

AIRLINES--0.90%

Continental Airlines, Inc., Notes, 8.00%, 12/15/05                       (b)               2,745,000       2,703,825
--------------------------------------------------------------------------------------------------------------------
Northwest Airlines Inc., Sr. Unsec. Gtd. Notes, 8.88%, 06/01/06          (b)               8,775,000       6,844,500
====================================================================================================================
                                                                                                           9,548,325
====================================================================================================================

ALUMINUM--0.34%

Century Aluminum Co., Sr. Unsec. Gtd. Global Notes, 7.50%,
08/15/14                                                                 (b)               3,710,000       3,635,800
====================================================================================================================


HYI-QTR-1                              F-1

                                                                                           PRINCIPAL        MARKET
                                                                                            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.54%

Broder Bros., Co., Sr. Notes, 11.25%, 10/15/10 (Acquired 02/04/05;
Cost $76,236)                                                            (b)(c)             $ 71,000         $76,680
--------------------------------------------------------------------------------------------------------------------
Broder Bros., Co., Sr. Unsec. Gtd. Global Notes,  11.25%, 10/15/10       (b)               1,500,000       1,620,000
--------------------------------------------------------------------------------------------------------------------
Warnaco Inc., Sr. Unsec. Global Notes, 8.88%, 06/15/13                   (b)               3,725,000       4,004,375
====================================================================================================================
                                                                                                           5,701,055
====================================================================================================================

AUTO PARTS & EQUIPMENT--1.55%

Accuride Corp., Sr. Sub. Notes, 8.50%, 02/01/15 (Acquired
01/26/05; Cost $2,785,000)                                               (b)(c)            2,785,000       2,645,750
--------------------------------------------------------------------------------------------------------------------
Autocam Corp., Sr. Unsec. Gtd. Sub. Global Notes, 10.88%, 06/15/14       (b)               1,855,000       1,442,262
--------------------------------------------------------------------------------------------------------------------
Delphi Corp., Global Notes, 6.55%, 06/15/06                              (b)               2,810,000       2,571,150
--------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., Sr. Unsec. Gtd. Notes, 10.00%, 11/01/13 (Acquired
10/20/03-09/23/04; Cost $3,267,500)                                      (b)(c)            3,320,000       2,838,600
--------------------------------------------------------------------------------------------------------------------
Tenneco Automotive Inc.-Series B, Sr. Sec. Second Lien Global
--------------------------------------------------------------------------------------------------------------------
Notes, 10.25%, 07/15/13                                                  (b)               2,920,000       3,204,700
--------------------------------------------------------------------------------------------------------------------
TRW Automotive Inc., Sr. Global Notes, 9.38%, 02/15/13                   (b)               3,730,000       3,841,900
====================================================================================================================
                                                                                                          16,544,362
====================================================================================================================

BROADCASTING & CABLE TV--7.03%

Adelphia Communications Corp., Sr. Unsec. Notes, 10.88%, 10/01/10        (b)(d)           22,250,000      19,580,000
--------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., Sr. Unsec. Sub. Global Notes,
7.75%, 12/15/12                                                          (b)               3,720,000       3,589,800
--------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp.-New York Group, Sr. Floating Rate Notes,
7.88%, 04/01/09 (Acquired 03/30/04; Cost $2,025,000)                     (b)(c)(e)         2,025,000       2,075,625
--------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter Communications
Holdings Capital Corp., Sr. Unsec. Global Notes, 11.13%, 01/15/11        (b)               2,870,000       2,087,925
--------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter Communications
Holdings Capital Corp., Sr. Unsec. Notes, 9.92%, 04/01/11                (b)               2,525,000       1,805,375
--------------------------------------------------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter Communications
Operating Capital Corp., Sr. Second Lien Notes, 8.00%, 04/30/12
(Acquired 05/11/04-07/09/04; Cost $3,359,800)                            (b)(c)            3,470,000       3,357,225
--------------------------------------------------------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Unsub. Notes, 7.63%,
04/01/11                                                                 (b)               7,510,000       7,678,975
--------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp., Sr. Unsec. Gtd. Global Notes,
5.75%, 10/01/08                                                          (b)               6,400,000       6,336,000
--------------------------------------------------------------------------------------------------------------------
6.38%, 10/01/11                                                          (b)               1,000,000         990,000
--------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., Sr. Sec. Global Notes, 9.75%, 12/01/10
Knology, Inc., Sr. Unsec. Notes, 12.00%, 11/30/09 (Acquired              (b)               5,075,000       4,681,687
--------------------------------------------------------------------------------------------------------------------
01/07/04-12/02/04; Cost $3,588,945)                                      (b)(c)            3,638,944       3,220,465
--------------------------------------------------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr. Notes, 9.63%, 10/15/05        (b)(d)            3,535,000       2,067,975
--------------------------------------------------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr. Unsec. Notes, 12.50%,
08/01/07                                                                 (b)(d)            1,990,000       1,164,150
--------------------------------------------------------------------------------------------------------------------

HYI-QTR-1                              F-2

                                                                                           PRINCIPAL        MARKET
                                                                                            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV (CONTINUED)

Rainbow National Services, LLC, Sr. Notes, 8.75%, 09/01/12
(Acquired 08/13/04; Cost $4,568,503)                                     (b)(c)           $4,595,000      $4,939,625
--------------------------------------------------------------------------------------------------------------------
Videotron Ltee (Canada), Sr. Notes, 6.88%, 01/15/14 (Acquired
11/13/04; Cost $2,887,500)                                               (b)(c)            2,750,000       2,736,250
--------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Sec. Global Notes, 12.00%, 06/15/10         (b)               7,402,000       8,586,320
====================================================================================================================
                                                                                                          74,897,397
====================================================================================================================

BUILDING PRODUCTS--0.95%

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 8.00%,
12/01/08                                                                 (b)               5,900,000       5,973,750
--------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America-Series B, Sr. Unsec. Notes,
7.75%, 07/15/05                                                          (b)               1,020,000       1,025,100
--------------------------------------------------------------------------------------------------------------------
Nortek Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.50%, 09/01/14          (b)               2,775,000       2,469,750
--------------------------------------------------------------------------------------------------------------------
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, 03/01/14 (Acquired
02/10/05; Cost $854,370)                                                 (a)(b)(c)         1,375,000         653,125
====================================================================================================================
                                                                                                          10,121,725
====================================================================================================================

CASINOS & GAMING--2.91%

Aztar Corp., Sr. Sub. Global Notes, 7.88%, 06/15/14                      (b)               3,605,000       3,794,262
--------------------------------------------------------------------------------------------------------------------
Aztar Corp., Sr. Unsec. Sub. Global Notes, 9.00%, 08/15/11               (b)               2,790,000       3,006,225
--------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Sub.Global Notes, 6.75%, 04/15/14                 (b)               5,520,000       5,464,800
--------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
7.00%, 03/01/14                                                          (b)               5,030,000       4,916,825
--------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp., Sr. Notes, 6.38%, 02/15/15 (Acquired
02/03/05-03/15/05; Cost $1,322,459)                                      (b)(c)            1,335,000       1,261,575
--------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., Sr. Sub. Notes, 6.75%, 03/01/15
(Acquired 02/24/05-02/25/05; Cost $2,910,675)                            (b)(c)            2,850,000       2,736,000
--------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
8.25%, 03/15/12                                                          (b)               5,830,000       5,742,550
--------------------------------------------------------------------------------------------------------------------
Poster Financial Group Inc., Sr. Sec. Global Notes, 8.75%,
12/01/11                                                                 (b)               1,850,000       1,887,000
--------------------------------------------------------------------------------------------------------------------
Seneca Gaming Corp., Sr. Global Notes, 7.25%, 05/01/12                   (b)               2,160,000       2,143,800
====================================================================================================================
                                                                                                          30,953,037
====================================================================================================================

COMMODITY CHEMICALS--1.97%

BCP Crystal US Holdings Corp., Sr. Sub. Global Notes, 9.63%,
06/15/14                                                                 (b)               2,099,000       2,324,642
--------------------------------------------------------------------------------------------------------------------
Equistar Chemicals L.P./Equistar Funding Corp., Sr. Unsec. Gtd.
Global Notes, 10.13%, 09/01/08                                           (b)               6,465,000       7,159,987
--------------------------------------------------------------------------------------------------------------------
Millennium America Inc., Sr. Unsec. Gtd. Global Notes, 9.25%,
06/15/08                                                                 (b)               7,027,000       7,589,160
--------------------------------------------------------------------------------------------------------------------
Montell Finance Co. B.V. (Netherlands), Unsec. Gtd. Deb., 8.10%,
03/15/27 (Acquired 01/06/05-01/20/05; Cost $3,888,350)                   (b)(c)            3,835,000       3,858,240
====================================================================================================================
                                                                                                          20,932,029
====================================================================================================================

HYI-QTR-1                              F-3

                                                                                           PRINCIPAL        MARKET
                                                                                            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.85%

Lucent Technologies Inc., Unsec. Unsub. Global Deb., 6.45%,
03/01/29                                                                 (b)              $3,105,000      $2,631,487
--------------------------------------------------------------------------------------------------------------------
Nortel Network Ltd. (Canada), Sr. Global Notes, 6.13%, 02/15/06          (b)               3,605,000       3,659,075
--------------------------------------------------------------------------------------------------------------------
Superior Essex Communications LLC/Essex Group Inc., Sr. Global
Notes, 9.00%, 04/15/12                                                   (b)               2,750,000       2,777,500
====================================================================================================================
                                                                                                           9,068,062
====================================================================================================================

CONSTRUCTION & ENGINEERING--0.22%

Great Lakes Dredge & Dock Co., Sr. Unsec. Gtd. Sub. Global Notes,
7.75%, 12/15/13                                                          (b)               2,890,000       2,290,325
====================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.70%

Case New Holland Inc., Sr. Notes, 9.25%, 08/01/11 (Acquired
07/29/03-08/18/03; Cost $2,841,802)                                      (b)(c)            2,865,000       2,972,437
--------------------------------------------------------------------------------------------------------------------
Navistar International Corp., Sr. Notes, (Acquired
02/23/05-04/20/05; Cost $5,020,163)
6.25%, 03/01/12 (Acquired 02/23/05-04/20/05; Cost $5,020,163)            (b)(c)            5,115,000       4,680,225
--------------------------------------------------------------------------------------------------------------------
7.50%, 06/15/11                                                          (b)                 930,000         892,800
--------------------------------------------------------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 07/15/11          (b)               7,390,000       8,036,625
--------------------------------------------------------------------------------------------------------------------
Wabtec Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/31/13              (b)               1,545,000       1,560,450
====================================================================================================================
                                                                                                          18,142,537
====================================================================================================================

CONSTRUCTION MATERIALS--0.72%

Goodman Global Holding Co., Inc., Sr. Sub. Notes, 7.88%, 12/15/12
(Acquired 12/15/04; Cost $920,000)                                       (b)(c)              920,000         821,100
--------------------------------------------------------------------------------------------------------------------
RMCC Acquistion Co., Sr. Sub. Notes, 9.50%, 11/01/12 (Acquired
10/28/04; Cost $2,755,000)                                               (b)(c)            2,755,000       2,686,125
--------------------------------------------------------------------------------------------------------------------
U.S. Concrete, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.38%,
04/01/14                                                                 (b)               4,255,000       4,191,175
====================================================================================================================
                                                                                                           7,698,400
====================================================================================================================

CONSUMER FINANCE--0.67%

Dollar Financial Group Inc., Gtd. Global Notes,  9.75%, 11/15/11         (b)               6,785,000       7,158,175
====================================================================================================================

DISTILLERS & VINTNERS--0.26%

Constellation Brands, Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes,
8.13%, 01/15/12                                                          (b)               2,704,000       2,744,560
====================================================================================================================


HYI-QTR-1                              F-4

                                                                                           PRINCIPAL        MARKET
                                                                                            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES--0.61%

Coinmach Service Corp., Sr. Unsec. Gtd. Global Notes, 9.00%,
02/01/10                                                                 (b)                $920,000       $ 947,600
--------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, Sr. Notes, 6.25%, 03/15/13 (Acquired
03/08/05; Cost $2,755,000)                                               (b)(c)            2,755,000       2,679,237
--------------------------------------------------------------------------------------------------------------------
Geo Group Inc. (The), Sr. Unsec. Global Notes, 8.25%, 07/15/13           (b)               2,820,000       2,841,150
====================================================================================================================
                                                                                                           6,467,987
====================================================================================================================

DIVERSIFIED METALS & MINING--0.17%

Massey Energy Co., Sr. Global Notes, 6.63%, 11/15/10                     (b)               1,850,000       1,854,625
====================================================================================================================

DRUG RETAIL--1.12%

Jean Coutu Group (PJC) Inc. (The) (Canada), Sr. Global Notes,
7.63%, 08/01/12                                                          (b)               1,430,000       1,419,275
--------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC) Inc. (The) (Canada), Sr. Sub. Global Notes,
8.50%, 08/01/14                                                          (b)               6,420,000       6,082,950
--------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., Sr. Sec. Notes, 7.50%, 01/15/15 (Acquired
01/04/05; Cost $1,835,000)                                               (b)(c)            1,835,000       1,697,375
--------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., Sr. Unsec. Unsub. Notes, 7.13%, 01/15/07                 (b)               2,755,000       2,755,000
====================================================================================================================
                                                                                                          11,954,600
====================================================================================================================

ELECTRIC UTILITIES--3.70%

Allegheny Energy Supply Co., LLC, Unsec. Global Notes, 7.80%,
03/15/11                                                                 (b)               4,490,000       4,680,825
--------------------------------------------------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.-Series C, Sr. Sec.
Bonds, 7.16%, 01/15/14                                                   (b)               3,682,770       3,793,253
--------------------------------------------------------------------------------------------------------------------
Midwest Generation, LLC, Sr. Sec. Global Notes, 8.75%, 05/01/34          (b)               4,405,000       4,801,450
--------------------------------------------------------------------------------------------------------------------
Midwest Generation, LLC-Series B., Global Asset-Backed Pass
Through Ctfs., 8.56%, 01/02/16                                           (b)               9,210,000      10,084,950
--------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global Notes, 13.50%,
07/15/08                                                                 (b)               8,705,000      10,250,137
--------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Gtd. Second Priority Notes, 8.00%,
12/15/13 (Acquired 12/17/03-03/15/05; Cost $5,973,119)                   (b)(c)            5,717,000       5,817,047
====================================================================================================================
                                                                                                          39,427,662
====================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.91%

Flextronics International Ltd. (Singapore), Sr. Sub. Global Notes,
6.50%, 05/15/13                                                          (b)               2,765,000       2,647,487
--------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., Sr. Sec. Gtd. Global Notes, 10.38%, 01/15/10          (b)               4,830,000       5,313,000
--------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., Sub. Notes, 6.75%, 03/01/13 (Acquired
02/16/05-03/22/05; Cost $1,887,500)                                      (b)(c)            1,925,000       1,751,750
====================================================================================================================
                                                                                                           9,712,237
====================================================================================================================

ENVIRONMENTAL SERVICES--0.89%

Allied Waste North America, Inc.-Series B, Sr. Sec. Gtd. Global
Notes, 8.50%, 12/01/08                                                   (b)               9,315,000       9,512,944
====================================================================================================================

HYI-QTR-1                              F-5

                                                                                           PRINCIPAL        MARKET
                                                                                            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.48%

IMC Global Inc., Sr. Unsec. Global Notes, 10.88%, 08/01/13               (b)              $4,225,000      $4,985,500
--------------------------------------------------------------------------------------------------------------------
IMC Global Inc.-Series B, Sr. Unsec. Gtd. Global Notes, 10.88%,
06/01/08                                                                 (b)                  97,000         110,822
====================================================================================================================
                                                                                                           5,096,322
====================================================================================================================

FOOD RETAIL--0.19%

Ahold Finance USA, Inc., Sr. Unsec. Gtd. Unsub. Notes, 8.25%,
07/15/10                                                                 (b)               1,850,000       2,025,750
====================================================================================================================

FOREST PRODUCTS--0.57%

Ainsworth Lumber Co. Ltd. (Canada), Sr. Unsec. Global Notes,
6.75%, 03/15/14                                                          (b)               1,380,000       1,283,400
--------------------------------------------------------------------------------------------------------------------
Ainsworth Lumber Co. Ltd. (Canada), Sr. Unsec. Yankee Notes,
6.75%, 03/15/14                                                          (b)               3,700,000       3,404,000
--------------------------------------------------------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global
Notes, 7.75%, 11/15/13                                                   (b)               1,385,000       1,329,600
====================================================================================================================
                                                                                                           6,017,000
====================================================================================================================

GAS UTILITIES--0.47%

Inergy L.P./Inergy Finance Corp., Sr. Notes, 6.88%, 12/15/14
(Acquired 12/17/04; Cost $1,380,000)                                     (b)(c)            1,380,000       1,317,900
--------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., Sr. Global Notes, 7.75%, 05/15/13                    (b)               1,890,000       1,951,425
--------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., Sr. Unsec. Global Notes, 7.13%, 05/15/08             (b)               1,660,000       1,680,750
====================================================================================================================
                                                                                                           4,950,075
====================================================================================================================

HEALTH CARE DISTRIBUTORS--0.09%

National Nephrology Associates, Inc., Sr. Sub. Notes, 9.00%,
11/01/11 (Acquired 10/16/03; Cost $910,000)                              (b)(c)              910,000       1,007,825
====================================================================================================================

HEALTH CARE EQUIPMENT--0.85%

Fisher Scientific International Inc., Sr. Unsec. Sub. Global
Notes, 8.13%, 05/01/12                                                   (b)               5,900,000       6,578,500
--------------------------------------------------------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes, 9.88%, 12/01/09            (b)               2,300,000       2,486,875
====================================================================================================================
                                                                                                           9,065,375
====================================================================================================================

HEALTH CARE FACILITIES--3.84%

Ardent Health Services Inc., Sr. Sub. Global Notes, 10.00%,
08/15/13                                                                 (b)               1,930,000       2,340,125
--------------------------------------------------------------------------------------------------------------------
Concentra Operating Corp., Sr. Unsec. Gtd. Sub. Global Notes,
9.13%, 06/01/12                                                          (b)               1,855,000       1,924,562
--------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., Sr. Sub. Global Notes, 8.00%, 10/15/13         (b)               1,815,000       1,928,437
--------------------------------------------------------------------------------------------------------------------
HCA Inc., Global Notes, 5.50%, 12/01/09                                  (b)               3,710,000       3,692,044
--------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., Sr. Unsec. Global Notes, 8.38%, 10/01/11              (b)              10,350,000      10,298,250
--------------------------------------------------------------------------------------------------------------------


HYI-QTR-1                              F-6

                                                                                           PRINCIPAL        MARKET
                                                                                            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES (CONTINUED)

Select Medical Corp., Sr. Sub. Notes, 7.63%, 02/01/15 (Acquired
02/03/05-03/15/05; Cost $1,841,563)                                      (b)(c)           $1,835,000      $1,807,475
--------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., Sr. Global Notes, 9.88%, 07/01/14                (b)               1,385,000       1,447,325
--------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., Sr. Unsec. Notes, 6.38%, 12/01/11                (b)               5,550,000       5,203,125
--------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., Sr. Unsec. Sub. Notes, 7.00%, 11/15/13            (b)               4,615,000       4,638,075
--------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc., Sr. Unsec. Gtd. Sub.
Global Notes, 10.00%, 12/15/11                                           (b)               6,840,000       7,558,200
====================================================================================================================
                                                                                                          40,837,618
====================================================================================================================

HEALTH CARE SERVICES--1.20%

Quintiles Transnational Corp., Sr. Unsec. Sub. Global Notes,
10.00%, 10/01/13                                                         (b)               3,750,000       4,068,750
--------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sub. Notes, 9.88%, 03/15/15 (Acquired
02/28/05; Cost $930,000)                                                 (b)(c)              930,000         918,375
--------------------------------------------------------------------------------------------------------------------
Team Health Inc., Sr. Sub. Global Notes, 9.00%, 04/01/12                 (b)               4,660,000       4,648,350
--------------------------------------------------------------------------------------------------------------------
US Oncology Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 08/15/12          (b)               3,000,000       3,150,000
====================================================================================================================
                                                                                                          12,785,475
====================================================================================================================

HEALTH CARE SUPPLIES--0.26%

Inverness Medical Innovations, Inc., Sr. Sub. Global Notes, 8.75%,
02/15/12                                                                 (b)               2,765,000       2,751,175
====================================================================================================================

HOMEBUILDING--0.76%

Technical Olympic USA, Inc., Sr. Unsec. Gtd. Global Notes, 9.00%,
07/01/10                                                                 (b)               2,850,000       2,942,625
--------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.63%,
02/15/11                                                                 (b)               4,770,000       5,103,900
====================================================================================================================
                                                                                                           8,046,525
====================================================================================================================

HOTELS, RESORTS & CRUISE LINES--2.99%

Grupo Posadas S.A. (Mexico), Sr. Notes, 8.75%, 10/04/11 (Acquired
10/15/04-01/20/05; Cost $1,806,875)                                      (b)(c)            1,750,000       1,855,000
--------------------------------------------------------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Global Notes, 7.50%, 10/15/13       (b)               6,380,000       6,395,950
--------------------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc.,  Sr. Global Notes, 8.88%, 03/15/11           (b)               4,830,000       5,228,475
--------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec. Global Notes,
8.00%, 05/15/10                                                          (b)               2,845,000       3,150,837
--------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec. Unsub. Global
Notes, 8.75%, 02/02/11                                                   (b)               7,320,000       8,326,500
--------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., Sr. Gtd. Global Notes,
7.88%, 05/01/12                                                          (b)               6,235,000       6,850,706
====================================================================================================================
                                                                                                          31,807,468
====================================================================================================================

HOUSEHOLD PRODUCTS--0.36%

Spectrum Brands, Inc., Sr. Sub. Notes, 7.38%, 02/01/15 (Acquired
01/21/05-03/22/05; Cost $3,950,000)                                      (b)(c)            3,965,000       3,816,312
====================================================================================================================


HYI-QTR-1                              F-7

                                                                                           PRINCIPAL        MARKET
                                                                                            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
HOUSEWARES & SPECIALTIES--0.35%

Ames True Temper Inc., Floating Rate Notes, 7.14%, 01/15/12
(Acquired 02/15/05; Cost $2,279,400)                                     (b)(c)(f)        $2,320,000      $2,209,800
--------------------------------------------------------------------------------------------------------------------
Ames True Temper Inc., Sr. Sub. Global Notes, 10.00%, 07/15/12           (b)               1,835,000       1,532,225
====================================================================================================================
                                                                                                           3,742,025
====================================================================================================================

INDUSTRIAL CONGLOMERATES--0.29%

Polypore Inc., Sr. Sub. Global Notes, 8.75%, 05/15/12                    (b)               3,670,000       3,110,325
====================================================================================================================

INDUSTRIAL MACHINERY--0.79%

Aearo Co. I,  Sr. Sub. Global Notes, 8.25%, 04/15/12                     (b)               1,340,000       1,346,700
--------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), Sr. Unsec. Gtd. Sub. Global Notes,
10.50%, 08/01/12                                                         (b)               3,718,000       4,145,570
--------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc., Sr. Gtd. Sub. Global Notes, 6.88%,
05/01/14                                                                 (b)               2,775,000       2,761,125
--------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., Sr. Notes, 7.38%, 08/01/08 (Acquired
08/11/04-10/06/04; Cost $127,938)                                        (b)(c)              130,000         120,250
====================================================================================================================
                                                                                                           8,373,645
====================================================================================================================

INTEGRATED OIL & GAS--0.86%

Petrobras International Finance Co. (Cayman Islands), Sr. Unsec.
Unsub. Global Notes, 9.13%, 07/02/13                                     (b)               8,315,000       9,156,894
====================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--3.09%

Citizens Communications Co., Sr. Notes, 6.25%, 01/15/13                  (b)               2,760,000       2,622,000
--------------------------------------------------------------------------------------------------------------------
Embratel Participacoes S.A.-Series B (Brazil), Gtd Global Notes,
11.00%, 12/15/08                                                         (b)               3,630,000       4,056,525
--------------------------------------------------------------------------------------------------------------------
LCI International, Inc., Sr. Notes, 7.25%, 06/15/07                      (b)               8,305,000       7,536,787
--------------------------------------------------------------------------------------------------------------------
Madison River Capital LLC/Madison River Finance Corp., Sr. Unsec.
Notes, 13.25%, 03/01/10                                                  (b)               1,250,000       1,342,975
--------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., Unsec. Gtd. Global Notes,
7.00%, 08/03/09                                                          (b)               4,305,000       3,896,025
--------------------------------------------------------------------------------------------------------------------
7.25%, 02/15/11                                                          (b)               1,915,000       1,713,925
--------------------------------------------------------------------------------------------------------------------
Qwest Communications International Inc., Sr. Notes, 7.50%,
02/15/11 (Acquired 01/30/04-05/12/04; Cost $7,799,561)                   (b)(c)            8,305,000       7,993,562
--------------------------------------------------------------------------------------------------------------------
Qwest Corp., Sr. Notes, 7.88%, 09/01/11 (Acquired 11/18/04; Cost
$3,945,250)                                                              (b)(c)            3,670,000       3,734,225
====================================================================================================================
                                                                                                          32,896,024
====================================================================================================================


HYI-QTR-1                              F-8

                                                                                           PRINCIPAL        MARKET
                                                                                            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
LEISURE FACILITIES--0.52%

Six Flags, Inc., Sr. Global Notes, 9.63%, 06/01/14                       (b)              $1,620,000      $1,409,400
--------------------------------------------------------------------------------------------------------------------
Universal City Development Partners, Ltd., Sr. Global Notes,
11.75%, 04/01/10                                                         (b)               2,800,000       3,178,000
--------------------------------------------------------------------------------------------------------------------
Universal City Florida Holding Co. I/II, Sr. Notes, 8.38%,
05/01/10 (Acquired 12/02/04; Cost $930,000)                              (b)(c)              930,000         953,250
====================================================================================================================
                                                                                                           5,540,650
====================================================================================================================

MARINE--0.43%

Overseas Shipholding Group, Inc., Sr. Unsec. Global Notes, 8.25%,
03/15/13                                                                 (b)               2,715,000       2,864,325
--------------------------------------------------------------------------------------------------------------------
Stena A.B./(Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16            (b)               1,835,000       1,711,137
====================================================================================================================
                                                                                                           4,575,462
====================================================================================================================

METAL & GLASS CONTAINERS--4.30%

Crown European Holdings S.A. (France), Sr. Sec. Second Lien Global
Notes, 9.50%, 03/01/11                                                   (b)               7,545,000       8,299,500
--------------------------------------------------------------------------------------------------------------------
Constar International Inc., Sr. Sub. Notes, 11.00%, 12/01/12             (b)               3,850,000       3,416,875
--------------------------------------------------------------------------------------------------------------------
Greif Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.88%, 08/01/12           (b)               5,750,000       6,152,500
--------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr. Notes, 6.75%, 12/01/14
(Acquired 11/23/04; Cost $2,325,000)                                     (b)(c)            2,325,000       2,295,937
--------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr. Sec. Gtd. Global Notes,
7.75%, 05/15/11                                                          (b)               2,715,000       2,891,475
--------------------------------------------------------------------------------------------------------------------
8.75%, 11/15/12                                                          (b)               3,725,000       4,088,187
--------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Global Notes,
8.25%, 05/15/13                                                          (b)               4,105,000       4,382,087
--------------------------------------------------------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd. Global Notes, 10.75%,
09/01/11                                                                 (b)               4,670,000       5,137,000
--------------------------------------------------------------------------------------------------------------------
Pliant Corp., Sr. Sec. Disc. Global Notes, 11.13%, 06/15/09              (a)(b)            6,190,000       5,555,525
--------------------------------------------------------------------------------------------------------------------
Pliant Corp., Sr. Sec. Second Lien Global Notes, 11.13%, 09/01/09        (b)               1,400,000       1,281,000
--------------------------------------------------------------------------------------------------------------------
U.S. Can Corp., Sr. Sec. Gtd. Global Notes 10.88%, 07/15/10              (b)               2,310,000       2,298,450
====================================================================================================================
                                                                                                          45,798,536
====================================================================================================================

MOVIES & ENTERTAINMENT--0.96%

AMC Entertainment Inc., Sr. Unsec. Sub. Global  Notes,  9.88%,
02/01/12                                                                 (b)               3,750,000       3,806,250
--------------------------------------------------------------------------------------------------------------------
AMC Entertainment Inc., Sr. Unsec. Sub. Global Notes, 8.00%,
03/01/14                                                                 (b)               1,855,000       1,697,325
--------------------------------------------------------------------------------------------------------------------
River Rock Entertainment Authority, Sr. Notes, 9.75%, 11/01/11           (b)               1,850,000       1,993,375
--------------------------------------------------------------------------------------------------------------------
Warner Music Group, Sr. Sub. Global Notes, 7.38%, 04/15/14               (b)               2,755,000       2,758,444
====================================================================================================================
                                                                                                          10,255,394
====================================================================================================================


HYI-QTR-1                              F-9

                                                                                           PRINCIPAL        MARKET
                                                                                            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--6.97%

Calpine Canada Energy Finance ULC (Canada), Sr. Unsec. Gtd. Notes,
8.50%, 05/01/08                                                          (b)              $3,365,000      $1,690,913
--------------------------------------------------------------------------------------------------------------------
AES Corp. (The), Sr. Unsec. Unsub. Notes, 7.75%, 03/01/14                (b)              12,960,000      13,284,000
--------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19                (b)               6,976,127       7,569,098
--------------------------------------------------------------------------------------------------------------------
Calpine Corp., Sr. Sec. Notes,
8.75%, 07/15/07                                                          (b)               9,860,000       5,324,400
--------------------------------------------------------------------------------------------------------------------
8.75%, 07/15/13 (Acquired 07/10/03-05/11/04; Cost $4,755,769)            (b)(c)            5,085,000       3,483,225
--------------------------------------------------------------------------------------------------------------------
9.63%, 09/30/14 (Acquired 09/28/04; Cost $4,618,319)                     (b)(c)            4,655,000       4,515,350
--------------------------------------------------------------------------------------------------------------------
Calpine Generating Co., LLC, Sec. Floating Rate Global Notes,
8.61%, 04/01/10                                                          (b)(g)            5,525,000       5,193,500
--------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., Sr. Global Notes, 7.75%, 08/01/10                      (b)               1,395,000       1,440,338
--------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08               (b)               4,140,000       4,414,275
--------------------------------------------------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Sec. Gtd. Second Priority Notes, 10.13%,
07/15/13 (Acquired 08/01/03-08/21/03; Cost $4,493,177)                   (b)(c)            4,510,000       4,656,575
--------------------------------------------------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Unsec. Unsub. Notes, 8.75%, 02/15/12           (b)               3,855,000       3,459,863
--------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation, LLC, Sr. Unsec. Notes, 7.63%, 05/01/06       (b)(d)            3,875,000       4,427,188
--------------------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, Unsec. Global Notes, 7.75%, 04/16/07          (b)               1,000,000       1,030,000
--------------------------------------------------------------------------------------------------------------------
Reliant Energy Inc., Sr. Sec. Global Notes,
9.25%, 07/15/10                                                          (b)               3,940,000       4,038,500
--------------------------------------------------------------------------------------------------------------------
9.50%, 07/15/13                                                          (b)               3,710,000       3,839,850
--------------------------------------------------------------------------------------------------------------------
Reliant Energy Inc., Sr. Sec. Notes, 6.75%, 12/15/14                     (b)               2,755,000       2,445,063
--------------------------------------------------------------------------------------------------------------------
Reliant Energy Mid-Atlantic Power Holdings, LLC-Series B, Sr.
Unsec. Pass Through Ctfs., 9.24%, 07/02/17                               (b)               2,956,853       3,363,420
====================================================================================================================
                                                                                                          74,175,558
====================================================================================================================

OFFICE ELECTRONICS--0.69%

Xerox Corp., Sr. Unsec. Notes, 7.63%, 06/15/13                           (b)               6,785,000       7,310,838
====================================================================================================================

OIL & GAS DRILLING--0.22%

Parker Drilling Co., Sr. Unsec. Gtd. Floating Rate Global Notes,
7.66%, 09/01/10                                                          (b)(f)            2,295,000       2,386,800
====================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.77%

CHC Helicopter Corp. (Canada), Sr. Sub. Global Notes, 7.38%,
05/01/14                                                                 (b)               2,215,000       2,170,700
--------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp. (Canada), Sr. Sub. Notes, 7.38%, 05/01/14
(Acquired 03/15/05; Cost $3,073,950)                                     (b)(c)            2,970,000       2,910,600
--------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., Sr. Notes, 9.00%, 06/01/14                       (b)               1,855,000       1,947,750
--------------------------------------------------------------------------------------------------------------------


HYI-QTR-1                              F-10

                                                                                           PRINCIPAL        MARKET
                                                                                            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)

Hanover Compressor Co., Sr. Unsec. Gtd. Sub. Notes, 8.63%,
12/15/10                                                                 (b)              $1,845,000      $1,881,900
--------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc., Sr. Notes, 6.38%, 05/01/13                    (b)               5,565,000       5,398,050
--------------------------------------------------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/11                 (b)               4,315,000       4,573,900
====================================================================================================================
                                                                                                          18,882,900
====================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.58%

Paramount Resources Ltd. (Canada), Sr. Unsec. Unsub. Yankee Notes,
8.50%, 01/31/13                                                          (b)               2,691,000       2,677,545
--------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 12/15/14        (b)                 920,000         883,200
--------------------------------------------------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Notes, 7.63%, 07/15/11                      (b)               2,605,000       2,657,100
====================================================================================================================
                                                                                                           6,217,845
====================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION --4.76%

CITGO Petroleum Corp., Sr. Unsec. Global Notes, 6.00%, 10/15/11          (b)               6,915,000       6,742,125
--------------------------------------------------------------------------------------------------------------------
El Paso CGP Co., Unsec. Notes, 7.75%, 06/15/10                           (b)               8,215,000       8,030,163
--------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec. Gtd. Global Notes,
7.75%, 06/01/13                                                          (b)               4,565,000       4,576,413
--------------------------------------------------------------------------------------------------------------------
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr.
Notes, 6.88%, 11/01/14 (Acquired 10/19/04-10/20/04; Cost
$5,042,088)                                                              (b)(c)            5,010,000       4,959,900
--------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners L.P./Pacific Energy Finance Corp., Sr.
Unsec. Global Notes, 7.13%, 06/15/14                                     (b)               2,300,000       2,403,500
--------------------------------------------------------------------------------------------------------------------
Premcor Refining Group Inc. (The), Sr. Unsec. Global Notes, 7.50%,
06/15/15                                                                 (b)               3,740,000       4,057,900
--------------------------------------------------------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%, 07/15/11                            (b)               8,340,000       8,016,825
--------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Sr. Unsec. Global Notes, 8.88%, 03/15/10       (b)               1,450,000       1,573,250
--------------------------------------------------------------------------------------------------------------------
United Refining Co., Sr. Notes, 10.50%, 08/15/12 (Acquired
02/16/05; Cost $1,957,025)                                               (b)(c)            1,855,000       1,845,725
--------------------------------------------------------------------------------------------------------------------
United Refining Co., Sr. Unsec. Gtd. Global Notes, 10.50%,
08/15/12                                                                 (b)               5,565,000       5,537,175
--------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), Notes, 7.13%, 09/01/11                        (b)               2,810,000       2,929,425
====================================================================================================================
                                                                                                          50,672,401
====================================================================================================================

PACKAGED FOODS & MEATS--1.01%

Dean Foods Co., Sr. Unsec. Notes, 6.90%, 10/15/17                        (b)               1,445,000       1,477,513
--------------------------------------------------------------------------------------------------------------------
Del Monte Corp., Sr. Sub. Notes, 6.75%, 02/15/15 (Acquired
01/25/05; Cost $930,000)                                                 (b)(c)              930,000         906,750
--------------------------------------------------------------------------------------------------------------------
Del Monte Corp., Sr. Unsec. Sub. Global Notes, 8.63%, 12/15/12           (b)               1,840,000       1,968,800
--------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., Sr. Unsec. Global Notes, 8.88%, 03/15/11            (b)                  49,000          51,940
--------------------------------------------------------------------------------------------------------------------


HYI-QTR-1                              F-11

                                                                                           PRINCIPAL        MARKET
                                                                                            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
PACKAGED FOODS & MEATS (CONTINUED)

Pinnacle Foods Holding Corp., Sr. Sub. Global Notes, 8.25%,
12/01/13                                                                 (b)              $4,150,000      $3,527,500
--------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., Sr. Global Notes, 7.00%, 08/01/11                (b)               2,755,000       2,830,763
====================================================================================================================
                                                                                                          10,763,266
====================================================================================================================

PAPER PACKAGING--0.32%

Jefferson Smurfit Corp. (U.S.), Sr. Unsec. Gtd. Unsub. Global
Notes, 7.50%, 06/01/13                                                   (b)               3,565,000       3,404,575
====================================================================================================================

PAPER PRODUCTS--3.07%

Bowater Inc., Global Notes., 6.50%, 06/15/13                             (b)               6,330,000       5,744,475
--------------------------------------------------------------------------------------------------------------------
Cascades Inc. (Canada), Sr. Unsec. Global Notes, 7.25%, 02/15/13         (b)               5,405,000       5,323,925
--------------------------------------------------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd. Global Notes, 9.75%,
03/15/10                                                                 (b)               2,890,000       2,962,250
--------------------------------------------------------------------------------------------------------------------
Fraser Papers Inc., Sr. Unsec. Gtd. Notes, 8.75%, 03/15/15
(Acquired 03/10/05; Cost $2,755,000)                                     (b)(c)            2,755,000       2,534,600
--------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Gtd. Global Notes, 7.38%, 07/15/08            (b)               3,850,000       4,052,125
--------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Unsec. Gtd. Global Notes, 8.88%,
02/01/10                                                                 (b)               4,825,000       5,379,875
--------------------------------------------------------------------------------------------------------------------
Mercer International Inc., Sr. Global Notes, 9.25%, 02/15/13             (b)               2,760,000       2,497,800
--------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc., Sr. Notes, 7.38%, 11/15/14 (Acquired 11/18/04;
Cost $2,100,475)                                                         (b)(c)            2,070,000       1,956,150
--------------------------------------------------------------------------------------------------------------------
Tembec Industries Inc. (Canada), Sr. Unsec. Gtd. Yankee Notes,
8.63%, 06/30/09                                                          (b)               2,810,000       2,276,100
====================================================================================================================
                                                                                                          32,727,300
====================================================================================================================

PERSONAL PRODUCTS--0.56%

Playtex Products, Inc., Sr. Sec. Global Notes, 8.00%, 03/01/11           (b)               5,545,000       5,974,738
====================================================================================================================

PHARMACEUTICALS--0.65%

Athena Neurosciences Finance, LLC., Sr. Unsec. Gtd.  Unsub. Notes,
7.25%, 02/21/08                                                          (b)               1,540,000       1,362,900
--------------------------------------------------------------------------------------------------------------------
Elan Finance PLC/Elan Finance Corp. (Ireland), Sr. Notes, 7.75%,
11/15/11 (Acquired 11/10/04; Cost $920,000)                              (b)(c)              920,000         731,400
--------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr. Unsec. Global Notes,
7.00%, 12/15/11                                                          (b)               4,875,000       4,862,813
====================================================================================================================
                                                                                                           6,957,113
====================================================================================================================

PUBLISHING--0.54%

PRIMEDIA Inc., Sr. Global Notes, 8.00%, 05/15/13                         (b)               5,750,000       5,778,750
====================================================================================================================


HYI-QTR-1                              F-12

                                                                                           PRINCIPAL        MARKET
                                                                                            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
RAILROADS--1.20%

Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (Mexico),
Sr. Gtd. Yankee Notes, 10.25%, 06/15/07                                  (b)              $3,645,000      $3,863,700
--------------------------------------------------------------------------------------------------------------------
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (Mexico),
Sr. Notes, 9.38%, 05/01/12 (Acquired 04/13/05; Cost $4,685,000)          (b)(c)            4,685,000       4,720,138
--------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway, Sr. Unsec. Gtd. Global Notes, 9.50%,
10/01/08                                                                 (b)               3,829,000       4,144,893
====================================================================================================================
                                                                                                          12,728,731
====================================================================================================================

REAL ESTATE--1.68%

Host Marriott L.P., Sr. Unsec. Notes, 7.00%, 08/15/12 (Acquired
07/27/04; Cost $2,304,736)                                               (b)(c)            2,340,000       2,369,250
--------------------------------------------------------------------------------------------------------------------
Host Marriott L.P.-Series G, Sr. Gtd. Global Notes, 9.25%,
10/01/07                                                                 (b)               5,400,000       5,832,000
--------------------------------------------------------------------------------------------------------------------
Host Marriott L.P.-Series I, Unsec. Gtd. Global Notes, 9.50%,
01/15/07                                                                 (b)               1,670,000       1,778,550
--------------------------------------------------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes, 6.50%, 12/15/13                  (b)               3,690,000       3,816,456
--------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd. Global Notes, 9.13%,
01/15/11                                                                 (b)               2,485,000       2,516,063
--------------------------------------------------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Global
Notes, 8.75%, 05/01/09                                                   (b)               1,430,000       1,551,550
====================================================================================================================
                                                                                                          17,863,869
====================================================================================================================

REGIONAL BANKS--0.70%

Western Financial Bank, Unsec. Sub. Deb., 9.63%, 05/15/12                (b)               6,825,000       7,439,250
====================================================================================================================

RESTAURANTS--0.41%

Landry's Restaurants, Inc., Sr. Notes, 7.50%, 12/15/14 (Acquired
12/15/04; Cost $4,590,000)                                               (b)(c)            4,590,000       4,406,400
====================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.15%

Amkor Technology, Inc., Sr. Unsec. Global Notes,  7.75%, 05/15/13        (b)               2,000,000       1,580,000
====================================================================================================================

SEMICONDUCTORS--1.18%

Advanced Micro Devices, Inc., Sr. Unsec. Global Notes, 7.75%,
11/01/12                                                                 (b)               6,450,000       6,063,000
--------------------------------------------------------------------------------------------------------------------
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
(South Korea), Sr. Sub. Notes, 8.00%, 12/15/14 (Acquired 12/16/04;
Cost $920,000)                                                           (b)(c)              920,000         791,200
--------------------------------------------------------------------------------------------------------------------
Viasystems Inc., Sr. Unsec. Sub. Global Notes, 10.50%, 01/15/11          (b)               5,940,000       5,672,700
====================================================================================================================
                                                                                                          12,526,900
====================================================================================================================



HYI-QTR-1                              F-13

                                                                                           PRINCIPAL        MARKET
                                                                                            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS--2.68%

Huntsman Advanced Materials LLC, Sr. Sec. Second Lien Notes,
11.00%, 07/15/10 (Acquired 06/23/03; Cost $2,295,000)                    (b)(c)           $2,295,000      $2,633,513
--------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Unsec. Gtd. Global Notes, 9.88%,
03/01/09                                                                 (b)               5,670,000       6,095,250
--------------------------------------------------------------------------------------------------------------------
Huntsman LLC, Sr. Unsec. Gtd. Global Notes, 11.63%, 10/15/10             (b)               1,159,000       1,327,055
--------------------------------------------------------------------------------------------------------------------
Nalco Co., Sr. Unsec. Sub. Global Notes, 8.88%, 11/15/13                 (b)               5,345,000       5,585,525
--------------------------------------------------------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 12/15/11       (b)               6,975,000       7,131,938
--------------------------------------------------------------------------------------------------------------------
Rhodia S.A. (France), Sr. Unsec. Global Notes, 7.63%, 06/01/10           (b)               1,860,000       1,813,500
--------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., Sr. Unsec. Gtd. Global Notes, 8.75%,
07/15/11                                                                 (b)               3,630,000       3,965,775
====================================================================================================================
                                                                                                          28,552,556
====================================================================================================================

SPECIALTY STORES--1.84%

Boise Cascade LLC, Sr. Sub. Notes, 7.13%, 10/15/14 (Acquired
10/15/04; Cost $5,050,000)                                               (b)(c)            5,050,000       4,854,313
--------------------------------------------------------------------------------------------------------------------
Couche-Tard U.S. L.P./Couche-Tard Finance Corp., Sr. Sub. Global
Notes, 7.50%, 12/15/13                                                   (b)               2,300,000       2,369,000
--------------------------------------------------------------------------------------------------------------------
Nebraska Book Co., Inc., Sr. Unsec. Sub. Global Notes, 8.63%,
03/15/12                                                                 (b)               4,600,000       4,393,000
--------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), Sr. Sub. Global Notes, 7.75%, 02/15/14               (b)               5,375,000       5,321,250
--------------------------------------------------------------------------------------------------------------------
Pep Boys (The) Manny, Moe & Jack, Sr. Sub. Notes, 7.50%, 12/15/14        (b)               2,750,000       2,626,250
====================================================================================================================
                                                                                                          19,563,813
====================================================================================================================

STEEL--0.42%

IPSCO, Inc. (Canada), Sr. Global Notes, 8.75%, 06/01/13                  (b)               3,980,000       4,427,750
====================================================================================================================

TEXTILES--0.47%

INVISTA, Sr. Notes, 9.25%, 05/01/12 (Acquired 04/23/04; Cost
$4,630,000)                                                              (b)(c)            4,630,000       4,977,250
====================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.47%

United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes,
6.50%, 02/15/12                                                          (b)               5,265,000       5,001,750
====================================================================================================================

TRUCKING--0.54%

Laidlaw International Inc., Sr. Unsec. Gtd. Global Notes, 10.75%,
06/15/11                                                                 (b)               5,045,000       5,789,138
====================================================================================================================



HYI-QTR-1                              F-14

                                                                                           PRINCIPAL        MARKET
                                                                                            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--7.45%

AirGate PCS, Inc., Sr. Sec. Floating Rate Notes, 6.89%, 10/15/11
(Acquired 10/07/04; Cost $1,395,000)                                     (c)(b)(f)        $1,395,000      $1,429,875
--------------------------------------------------------------------------------------------------------------------
AirGate PCS, Inc., Sr. Sec. Sub. Notes, 9.38%, 09/01/09                  (b)               5,319,900       5,678,993
--------------------------------------------------------------------------------------------------------------------
Alamosa (Delaware), Inc., Sr. Unsec. Gtd. Disc. Notes, 12.00%,
07/31/09                                                                 (a)(b)            5,213,000       5,708,235
--------------------------------------------------------------------------------------------------------------------
American Tower Corp., Sr. Unsec. Global Notes, 7.13%, 10/15/12           (b)               4,585,000       4,585,000
--------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial Communications Corp.,
Sr. Unsec. Gtd. Global Notes, 10.13%, 06/15/13                           (b)               5,570,000       6,099,150
--------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., Sr. Global Notes, 9.38%,
08/01/11                                                                 (b)               4,500,000       4,927,500
--------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Sr. Global Notes, 8.88%, 10/01/13           (b)               4,675,000       3,845,188
--------------------------------------------------------------------------------------------------------------------
Innova S. de R.L. (Mexico), Unsec. Global Notes, 9.38%, 09/19/13         (b)               8,355,000       9,211,388
--------------------------------------------------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Global Notes, 11.50%, 05/01/12                    (b)               3,805,000       4,242,575
--------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec. Notes, 5.95%, 03/15/14           (b)               4,600,000       4,692,000
--------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., Sr. Global Notes, 8.13%, 07/01/11                 (b)               3,710,000       4,006,800
--------------------------------------------------------------------------------------------------------------------
Rogers Wireless Communications, Inc. (Canada), Sr. Sec. Global
Notes, 7.25%, 12/15/12                                                   (b)               2,295,000       2,358,113
--------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., Sr. Unsec. Global Notes, 9.88%, 02/01/10           (b)               3,690,000       3,745,350
--------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., Sr. Notes, 8.50%, 12/01/12 (Acquired
12/01/04; Cost $1,860,000)                                               (b)(c)            1,860,000       1,957,650
--------------------------------------------------------------------------------------------------------------------
SBA Telecommunications/SBA Communications Corp., Sr. Unsec. Disc.
Global Notes, 9.75%, 12/15/11                                            (a)(b)            7,955,000       6,960,625
--------------------------------------------------------------------------------------------------------------------
Telcordia Technologies, Inc., Sr. Sub. Notes, 10.00%, 03/15/13
(Acquired 03/11/05; Cost $1,835,000)                                     (b)(c)            1,835,000       1,775,363
--------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Notes, 9.88%, 03/01/11 (Acquired
09/29/04; Cost $947,025)                                                 (b)(c)              915,000         992,775
--------------------------------------------------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Sec. First Priority Floating Rate
Notes, 7.26%, 06/15/10                                                   (b)(f)            2,765,000       2,837,581
--------------------------------------------------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Sec. Second Priority Notes, 10.00%,
06/15/12                                                                 (b)                 920,000       1,010,850
--------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., Sr. Unsec. Global Notes, 9.25%, 07/15/13         (b)               2,790,000       3,205,013
====================================================================================================================
                                                                                                          79,270,024
====================================================================================================================

Total Bonds & Notes (Cost $996,547,214)                                                                1,008,474,908
====================================================================================================================

                                                                                             SHARES
STOCKS & OTHER EQUITY INTERESTS--4.21%

ALTERNATIVE CARRIERS--0.00%

KMC Telecom Holdings, Inc.-Wts., expiring 04/15/08 (Acquired
02/01/00; Cost $88)                                                      (c)(h)(i)(j)             35               0
====================================================================================================================


HYI-QTR-1                              F-15

                                                                                                            MARKET
                                                                                             SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV--1.27%

Knology, Inc.                                                            (k)                  50,922         $85,040
--------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.                                                    (k)                 711,044      13,182,756
--------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Inc.-Wts., expiring 03/15/10                          (b)(j)                3,470         208,200
====================================================================================================================
                                                                                                          13,475,996
====================================================================================================================

COMMUNICATIONS EQUIPMENT--0.00%

Loral Space & Communications, Ltd.-Wts., expiring 12/26/06               (j)                  74,000             740
====================================================================================================================

CONSTRUCTION MATERIALS--0.00%

Dayton Superior -Wts., expiring 06/15/09 (Acquired
08/07/00-01/30/01; Cost $10,000)                                         (b)(c)(j)            10,780           1,455
====================================================================================================================

GENERAL MERCHANDISE STORES--0.00%

Travelcenters of America Inc.-Wts., expiring 05/01/09                    (b)(j)               14,700          18,375
--------------------------------------------------------------------------------------------------------------------
Travelcenters of America Inc.-Wts., expiring 05/01/09                    (b)(j)                4,900           6,125
====================================================================================================================
                                                                                                              24,500
====================================================================================================================

HOME FURNISHINGS--0.00%

O'Sullivan Industries, Inc-Wts, expiring 11/15/09 (Acquired
06/13/00; Cost $0)                                                       (c)(h)(i)(j)         21,155               0
--------------------------------------------------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Series B, Pfd.-Wts, expiring 11/15/09
(Acquired 06/13/00; Cost $0)                                             (c)(h)(i)(j)         21,155               0
====================================================================================================================
                                                                                                                   0
====================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.29%

McLeodUSA Inc.-Wts., expiring 04/16/07                                   (j)                 117,164           1,406
--------------------------------------------------------------------------------------------------------------------
NTELOS Inc. (Acquired 09/10/03; Cost $1,911,754)                         (c)(h)(i)            86,760       3,123,360
--------------------------------------------------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired 07/21/00-11/15/00;
Cost $214,160)                                                           (c)(h)(i)            33,035               0
====================================================================================================================
                                                                                                           3,124,766
====================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.80%

AES Trust VII-$3.00 Conv. Pfd.                                                               177,000       8,540,250
====================================================================================================================

PUBLISHING--0.29%

PRIMEDIA Inc.-Series D, 10.00% Pfd.                                      (b)                  29,900       3,034,850
====================================================================================================================


HYI-QTR-1                              F-16

                                                                                                            MARKET
                                                                                             SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.56%

Alamosa Holdings, Inc.-Series B, Conv. Pfd. $18.75                       (b)                   6,433      $6,164,750
--------------------------------------------------------------------------------------------------------------------
American Tower Corp.-Wts., expiring 08/01/08 (Acquired
01/22/03-04/29/03; Cost $414,167)                                        (b)(c)(j)             7,220       1,742,035
--------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc.-Class A                                                (k)                  85,191       2,300,157
--------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc.-Wts., expiring 10/01/10 (Acquired 05/02/01; Cost
$0)                                                                      (c)(h)(i)            29,480               0
--------------------------------------------------------------------------------------------------------------------
iPCS, Inc.                                                               (k)                 180,526       6,363,542
--------------------------------------------------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10  (Acquired 01/29/01; Cost $0)         (c)(h)(i)             6,880               0
--------------------------------------------------------------------------------------------------------------------
Iwo Holdings Inc.-Wts., expiring 01/15/11 (Acquired 08/24/01; Cost
$0)                                                                      (c)(h)(i)            14,340               0
--------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co.-Wts., expiring 04/15/10 (Acquired
08/10/00; Cost $0)                                                       (c)(h)(i)            27,680               0
====================================================================================================================
                                                                                                          16,570,484
====================================================================================================================

Total Stocks & Other Equity Interests (Cost $35,978,122)                                                  44,773,041
====================================================================================================================

                                                                                           PRINCIPAL
                                                                                            AMOUNT
BUNDLED SECURITIES--1.07%

Targeted Return Index Securities Trust-Series HY 2004-I, Sec.
Bonds, 8.21%, 08/01/15  (Acquired 01/25/05-03/22/05; Cost
$12,067,367)                                                             (b)(c)           $11,233,852     11,436,039
====================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $1,044,592,703)                                                     $1,064,683,988
====================================================================================================================

Investment Abbreviations:

Conv.        Convertible
Ctfs.        Certificates
Deb.         Debentures
Disc.        Discounted
Gtd.         Guaranteed
Pfd.         Preferred
Sec.         Secured
Sr.          Senior



HYI-QTR-1                              F-17

Sub.         Subordinated
Unsec.       Unsecured
Unsub.       Unsubordinated
Wts.         Warrants

Notes to Schedule of Investments:

(a) Discounted note at issue. The interest rate represents the coupon rate at which the note will accrue at a specified future date.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at April 30, 2005 was $1,031,086,737, which represented 96.84% of the Fund's Total Investments. See Note 1A.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2005 was $168,331,633, which represented 15.81% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Defaulted security. Adelphia Communications Corp. has filed for protection under Chapter 11 of the U.S. Bankruptcy Code. Pegasus Communications Corp. and Mirant Americas Generation, LLC are in default with respect to interest payments. The aggregate maket value of these securities at April 30, 2005 was $27,239,313, which represented 2.56% of the Fund's Total Investments.

(e) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on April 30, 2005.

(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on April 30, 2005.

(g) Interest rate is redetermined monthly. Rate shown is the rate in effect on April 30, 2005.

(h) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at April 30, 2005 was $3,123,360 , which represented 0.29% of the Fund's Total Investments. See Note 1A.

(i) Security considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at April 30, 2005 was $3,123,360, which represented 0.29% of the Fund's Total Investments.

(j) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(k)      Non-income producing security.

       See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

HYI-QTR-1                             F-19

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


HYI-QTR-1                             F-20

E. LOWER-RATED SECURITIES - The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors claims.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                   PROCEEDS        UNREALIZED      MARKET
                                    MARKET VALUE    PURCHASES        FROM         APPRECIATION     VALUE     DIVIDEND     REALIZED
FUND                                  07/31/04       AT COST         SALES        (DEPRECIATION)  04/30/05    INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets                       $13,631,880    $ 146,490,69  $(160,122,577      $    --       $    --    $378,830      $    --
Portfolio-Institutional
Class
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime                           13,631,880     146,490,697   (160,122,577)          --            --     384,171           --
Portfolio-Institutional
Class
====================================================================================================================================
  TOTAL                             $27,263,760    $ 292,981,39  $(320,245,154      $    --       $    --    $763,001      $    --
====================================================================================================================================


NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2005 was $517,979,245 and $691,784,530, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

         Receivable for investments matured represents the estimated proceeds to the Fund by Adelphia Communications Corp. and Candescent Technologies Corp., which is in default with respect to the principal payments on $5,060,000 par value, Senior Unsecured Notes, 9.50%, which were due March 1, 2005, and principal payments on $600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which were due May 1, 2003, respectively. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 49,628,788
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (33,791,380)
================================================================================
Net unrealized appreciation of investment securities              $ 15,837,408
________________________________________________________________________________
================================================================================

Cost of investments for tax purposes is $1,048,846,580.





HYI-QTR-1                             F-21

                                                                 AIM INCOME FUND
                       Quarterly Schedule of Portfolio Holdings o April 30, 2005

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              INC-QTR-1 4/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)


                                                                          PRINCIPAL                  MARKET
                                                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-74.84%

ADVERTISING-0.18%

Interpublic Group of Cos., Inc. (The), Sr. Unsec.
Notes, 7.88%, 10/15/05                                 (a)          $        1,227,000         $     1,243,884
==============================================================================================================

AEROSPACE & DEFENSE-0.33%

Lockheed Martin Corp.-Series A, Medium Term
Notes, 8.66%, 11/30/06                                 (a)                   2,150,000               2,300,650
==============================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.48%

Bank of New York Institutional Capital
Trust-Series A, Bonds, 7.78%, 12/01/26 (Acquired
06/12/03; Cost $3,715,292)                             (a)(b)                3,115,000               3,331,648
==============================================================================================================

AUTO PARTS & EQUIPMENT-0.28%

Lear Corp.-Series B, Sr. Unsec. Gtd. Notes,
7.96%, 05/15/05                                        (a)                   1,921,000               1,922,998
==============================================================================================================

BROADCASTING & CABLE TV-4.63%

Adelphia Communications Corp., Sr. Unsec. Notes,
10.88%, 10/01/10                                       (a)(c)                3,600,000               3,168,000
--------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp.-New York Group, Sr.
Floating Rate Notes, 6.67%, 04/01/09 (Acquired
03/30/04; Cost $1,480,000)                             (a)(b)(d)             1,480,000               1,517,000
--------------------------------------------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp., Sr.
Second Lien Notes, 8.00%, 04/30/12 (Acquired
05/11/04; Cost $1,771,000)                             (a)(b)                1,840,000               1,780,200
--------------------------------------------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%, 07/15/12         (a)                   3,175,000               4,138,898
--------------------------------------------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Sub. Notes, 10.50%,
06/15/06                                               (a)                   5,930,000               6,369,472
--------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec. Deb.,
9.50%, 08/01/13                                        (a)                   3,800,000               4,049,204
--------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes, 6.88%,
06/15/05                                               (a)                   1,115,000               1,119,850
--------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Gtd. Notes,  6.38%,
05/15/05                                               (a)                   1,000,000               1,001,220
--------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes,  6.63%,
02/15/06                                               (a)                   1,425,000               1,453,372
--------------------------------------------------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec. Notes, 7.88%,
12/15/07                                               (a)                   1,925,000               1,977,937
--------------------------------------------------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Unsub.
Notes, 7.63%, 04/01/11                                 (a)                     645,000                 659,512
--------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., Sr. Unsec. Gtd. Deb.,
7.57%, 02/01/24                                        (a)                   4,320,000               5,143,651
==============================================================================================================
                                                                                                    32,378,316
==============================================================================================================



INC-QTR-1 4/05                        F-1

                                                                          PRINCIPAL                  MARKET
                                                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS-0.34%

Building Materials Corp. of America-Series B, Sr.
Unsec. Notes, 7.75%, 07/15/05                          (a)          $        2,335,000         $     2,346,675
==============================================================================================================

COMMODITY CHEMICALS-0.20%

Equistar Chemicals L.P./Equistar Funding Corp.,
Sr. Unsec. Gtd. Global Notes, 10.13%, 09/01/08         (a)                   1,255,000               1,389,912
==============================================================================================================

CONSTRUCTION MATERIALS-0.21%

Rinker Materials Corp., Gtd. Notes,  6.88%,
07/21/05                                               (a)                   1,490,000               1,500,326
==============================================================================================================

CONSUMER FINANCE-10.76%

Associates Corp. of North America, Sr. Global
Deb., 6.95%, 11/01/18                                  (a)                   1,655,000               1,950,020
--------------------------------------------------------------------------------------------------------------
Capital One Capital I, Sub. Floating Rate Bonds,
4.29%, 02/01/27 (Acquired 09/15/04-09/16/04; Cost
$2,339,002)                                            (a)(b)(e)             2,300,000               2,307,751
--------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec. Notes,
7.25%, 05/01/06                                        (a)                   2,395,000               2,472,862
--------------------------------------------------------------------------------------------------------------
8.75%, 02/01/07                                        (a)                   1,456,000               1,564,137
--------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., Unsec. Notes, 7.13%,
08/01/08                                               (a)                   1,850,000               1,987,658
--------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Global Notes,
7.00%, 10/01/13                                        (a)                   2,755,000               2,483,247
--------------------------------------------------------------------------------------------------------------
7.60%, 08/01/05                                        (a)                   5,300,000               5,336,623
--------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Medium Term Notes, 7.75%,
02/15/07                                               (a)                   2,875,000               2,938,106
--------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Notes, 6.75%, 05/15/05          (a)                   2,150,000               2,152,214
--------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Global Notes,
6.50%, 01/25/07                                        (a)                   4,480,000               4,510,912
--------------------------------------------------------------------------------------------------------------
6.88%, 02/01/06                                        (a)                  11,900,000              12,062,792
--------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Notes, 6.13%,
01/09/06                                               (a)                   1,135,000               1,144,682
--------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Floating Rate
Medium Term Notes, 3.70%, 05/18/06                     (a)(e)                  120,000                 117,860
--------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Global Notes,
4.50%, 07/15/06                                        (a)                   1,625,000               1,593,832
--------------------------------------------------------------------------------------------------------------
6.13%, 09/15/06                                        (a)                  10,390,000              10,340,959
--------------------------------------------------------------------------------------------------------------
6.75%, 12/01/14                                        (a)                   2,755,000               2,297,091
--------------------------------------------------------------------------------------------------------------
7.50%, 07/15/05                                        (a)                   1,735,000               1,743,397
--------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Medium Term
Notes, 5.25%, 05/16/05                                 (a)                     650,000                 650,331
--------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Sr. Unsec. Gtd.
Notes, 2.00%, 07/15/05                                 (a)                     400,000                 397,636
--------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Unsec. Unsub.
Global Notes, 6.75%, 01/15/06                          (a)                  16,985,000              17,147,886
==============================================================================================================
                                                                                                    75,199,996
==============================================================================================================

DISTILLERS & VINTNERS-0.28%

Constellation Brands, Inc.-Series B, Sr. Unsec.
Gtd. Sub. Notes, 8.13%, 01/15/12                       (a)                   1,900,000               1,928,500
==============================================================================================================


INC-QTR-1 4/05                        F-2

                                                                          PRINCIPAL                  MARKET
                                                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-8.24%

AB Spintab (Sweden), Bonds, 7.50%  (Acquired
02/12/04-11/22/04; Cost $4,228,740)                    (a)(b)(g)    $        3,790,000         $     3,954,073
--------------------------------------------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub. Yankee
Notes, 7.35%,                                          (a)(g)                3,229,000               3,391,193
--------------------------------------------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
(Acquired 03/05/03; Cost $598,887)                     (a)(b)                  540,000                 548,732
--------------------------------------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C.
(Mexico), Notes, 3.88%, 01/21/09 (Acquired
02/25/04; Cost $1,849,450)                             (a)(b)                1,880,000               1,799,874
--------------------------------------------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong), Unsec. Sub. Notes,
9.03%, 03/15/29 (Acquired 04/21/05-04/22/05; Cost
$6,649,844)                                            (a)(b)                5,340,000               6,530,072
--------------------------------------------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating Rate
Trust Pfd. Notes, 3.56%, 06/08/28                      (a)(e)                2,675,000               2,597,987
--------------------------------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds,
8.55%,  (Acquired 11/05/03; Cost $5,660,944)           (a)(b)(g)             4,600,000               5,470,964
--------------------------------------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
06/01/27 (Acquired 05/22/03-11/22/04; Cost
$6,116,283)                                            (a)(b)                4,840,000               5,540,977
--------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela), Unsec.
Global Notes, 6.88%, 03/15/12                          (a)                   2,100,000               2,368,464
--------------------------------------------------------------------------------------------------------------
Danske Bank A/S (Denmark), First Tier Bonds,
5.91%,  (Acquired 06/07/04; Cost $2,100,000)           (a)(b)(g)             2,100,000               2,222,619
--------------------------------------------------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Notes,  6.38%,
06/15/08 (Acquired 08/30/02; Cost $912,441)            (a)(b)                  850,000                 853,621
--------------------------------------------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes, 8.23%,
02/01/27                                               (a)                   3,790,000               4,188,632
--------------------------------------------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb., 10.00%,
10/01/06                                               (a)                   1,910,000               2,063,335
--------------------------------------------------------------------------------------------------------------
HSBC Capital Funding L.P. (United Kingdom), Gtd.
Bonds, 4.61% (Acquired 11/05/03; Cost $3,869,958)      (a)(b)(g)             4,150,000               4,014,461
--------------------------------------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1, Unsec.
Sub. Floating Rate Euro Notes, 2.96%                   (a)(d)(g)             2,300,000               2,023,975
--------------------------------------------------------------------------------------------------------------
National Bank of Canada (Canada), Floating Rate
Euro Deb., 3.31%, 08/29/87                             (a)(d)                2,700,000               2,185,815
--------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC (United
Kingdom)-Series B, Unsec. Sub. Floating Rate Euro
Notes, 3.31%                                           (a)(d)(g)             3,270,000               2,929,511
--------------------------------------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb., 8.25%,
11/01/24                                               (a)                   2,080,000               2,789,446
--------------------------------------------------------------------------------------------------------------
RBS Capital Trust I, Bonds, 4.71%                      (a)(g)                2,185,000               2,125,000
==============================================================================================================
                                                                                                    57,598,751
==============================================================================================================

DIVERSIFIED CAPITAL MARKETS-0.73%

UBS Preferred Funding Trust I, Gtd. Global Bonds,
8.62%                                                  (a)(g)                4,300,000               5,115,839
==============================================================================================================


INC-QTR-1 4/05                        F-3

                                                                          PRINCIPAL                  MARKET
                                                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-1.44%

AmerenEnergy Generating Co.-Series C, Sr. Unsec.
Global Notes, 7.75%, 11/01/05                          (a)          $          895,000         $       912,793
--------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series A,
Unsec. Deb.,  7.75%, 06/01/26                          (a)                   3,050,000               3,257,125
--------------------------------------------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Sec. Gtd. Second
Priority Notes, 10.13%, 07/15/13 (Acquired
08/01/03; Cost $1,473,372)                             (a)(b)                1,485,000               1,533,262
--------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., Unsec. Floating Rate
Notes, 3.82%, 04/03/06                                 (a)(e)                  106,000                 106,261
--------------------------------------------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-Series
B, Sr. Unsec. Gtd. Unsub. Global Notes, 6.50%,
02/25/08                                               (a)                   4,075,000               4,232,376
==============================================================================================================
                                                                                                    10,041,817
==============================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.00%

IMC Global Inc.-Series B, Sr. Unsec. Gtd. Global
Notes, 10.88%, 06/01/08                                (a)                      10,000                  11,425
==============================================================================================================

FOOD RETAIL-0.27%

Couche-Tard U.S. L.P./Couche-Tard Finance Corp.,
Sr. Sub. Global Notes, 7.50%, 12/15/13                 (a)                   1,840,000               1,895,200
==============================================================================================================

GAS UTILITIES-0.57%

CenterPoint Energy Resources Corp., Unsec. Deb.,
6.50%, 02/01/08                                        (a)                   2,550,000               2,684,104
--------------------------------------------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%,
11/28/05                                               (a)                   1,285,000               1,306,421
==============================================================================================================
                                                                                                     3,990,525
==============================================================================================================

GENERAL MERCHANDISE STORES-0.13%

Pantry, Inc. (The), Sr. Sub. Global Notes, 7.75%,
02/15/14                                               (a)                     920,000                 910,800
==============================================================================================================

GOLD-0.45%
Newmont Mining Corp., Notes, 5.88%, 04/01/35           (a)                   3,100,000               3,162,372
==============================================================================================================

HEALTH CARE FACILITIES-1.66%

HCA, Inc., Notes, 7.00%, 07/01/07                      (a)                   4,755,000               4,959,560
--------------------------------------------------------------------------------------------------------------
HCA, Inc., Sr. Sub. Notes, 6.91%, 06/15/05             (a)                   6,585,000               6,610,221
==============================================================================================================
                                                                                                    11,569,781
==============================================================================================================

HEALTH CARE SUPPLIES-0.10%

Fisher Scientific International Inc., Sr. Unsec.
Sub. Global Notes, 8.13%, 05/01/12                     (a)                     630,000                 702,450
==============================================================================================================


INC-QTR-1 4/05                        F-4

                                                                          PRINCIPAL                  MARKET
                                                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------------------------------------
HOMEBUILDING-1.93%

D.R. Horton, Inc., Sr. Unsec. Gtd. Notes, 8.00%,
02/01/09                                               (a)          $        2,725,000         $     2,977,062
--------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
08/15/11                                               (a)                   5,000,000               5,562,500
--------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%,
10/24/05                                               (a)                   1,065,000               1,081,571
--------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
Notes, 9.75%, 09/01/10                                 (a)                   1,890,000               2,017,537
--------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub.
Global Notes, 9.13%, 05/01/12                          (a)                   1,785,000               1,883,175
==============================================================================================================
                                                                                                    13,521,845
==============================================================================================================

HOTELS, RESORTS & CRUISE LINES-0.28%

Intrawest Corp. (Canada), Sr. Unsec. Global
Notes, 7.50%, 10/15/13                                 (a)                   1,945,000               1,949,862
==============================================================================================================

HOUSEWARES & SPECIALTIES-1.23%

American Greetings Corp., Unsec. Putable Deb.,
6.10%, 08/01/08                                        (a)                   8,310,000               8,586,308
==============================================================================================================

INDUSTRIAL CONGLOMERATES-0.17%

URC Holdings Corp., Sr. Notes, 7.88%, 06/30/06
(Acquired 10/08/03; Cost $1,307,772)                   (a)(b)                1,155,000               1,203,857
==============================================================================================================

INTEGRATED OIL & GAS-3.22%

Amerada Hess Corp., Unsec. Notes, 7.13%, 03/15/33      (a)                   6,630,000               7,453,313
--------------------------------------------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28           (a)                   4,185,000               4,546,584
--------------------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Sr. Unsec. Yankee
Notes,  7.13%, 11/15/06                                (a)                   3,650,000               3,801,183
--------------------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
08/15/28                                               (a)                   6,000,000               6,675,000
==============================================================================================================
                                                                                                    22,476,080
==============================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.87%

France Telecom S.A. (France), Sr. Unsec.
Multi-Coupon Global Notes, 8.75%, 03/01/31             (a)                   2,190,000               2,979,583
--------------------------------------------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A, Unsec.
Deb., 7.00%, 02/01/06                                  (a)                     955,000                 970,251
--------------------------------------------------------------------------------------------------------------
Qwest Communications International Inc., Sr.
Notes, 7.50%, 02/15/11 (Acquired
03/11/04-03/22/04; Cost $2,550,050)                    (a)(b)                2,670,000               2,569,875
--------------------------------------------------------------------------------------------------------------
Sprint Corp., Deb., 9.25%, 04/15/22                    (a)                   1,735,000               2,341,122
--------------------------------------------------------------------------------------------------------------
Verizon California Inc.-Series F, Unsec. Deb.,
6.75%, 05/15/27                                        (a)                   3,110,000               3,387,163
--------------------------------------------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb., 8.75%,
11/01/21                                               (a)                   4,410,000               5,836,459
--------------------------------------------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Gtd. Deb.,
6.94%, 04/15/28                                        (a)                   1,659,000               1,868,532
--------------------------------------------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec. Deb.,
6.13%, 01/15/13                                        (a)                   2,550,000               2,700,782
--------------------------------------------------------------------------------------------------------------


INC-QTR-1 4/05                        F-5

                                                                          PRINCIPAL                  MARKET
                                                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Verizon Maryland, Inc.-Series A, Unsec. Global
Notes, 6.13%, 03/01/12                                 (a)          $        3,055,000         $     3,254,492
--------------------------------------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
Deb., 4.63%, 03/15/13                                  (a)                   1,205,000               1,168,127
==============================================================================================================
                                                                                                    27,076,386
==============================================================================================================

INTERNET RETAIL-0.14%

IAC/InterActive Corp., Sr. Unsec. Gtd. Unsub.
Notes, 6.75%, 11/15/05                                 (a)                     981,000                 993,901
==============================================================================================================

INVESTMENT BANKING & BROKERAGE-0.60%

Goldman Sachs Group, Inc. (The), Gtd. Sub. Trust
Pfd.  Bonds, 6.35%, 02/15/34                           (a)                   3,200,000               3,389,504
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%,
05/15/05                                               (a)                     800,000                 801,840
==============================================================================================================
                                                                                                     4,191,344
==============================================================================================================

LIFE & HEALTH INSURANCE-1.76%

Americo Life Inc., Notes, 7.88%, 05/01/13
(Acquired 04/25/03; Cost $1,314,253)                   (a)(b)                1,330,000               1,402,073
--------------------------------------------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds, 7.25%,
12/18/23 (Acquired 01/22/04-01/29/04; Cost
$9,072,931)                                            (a)(b)(h)             7,715,000               9,210,784
--------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes, 8.00%,
10/30/06                                               (a)                   1,575,000               1,669,327
==============================================================================================================
                                                                                                    12,282,184
==============================================================================================================

METAL & GLASS CONTAINERS-0.54%

Crown European Holdings S.A. (France), Sr. Sec.
Second Lien Global Notes, 9.50%, 03/01/11              (a)                   1,025,000               1,127,500
--------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr. Unsec.
Gtd. Global Notes, 8.25%, 05/15/13                     (a)                   2,465,000               2,631,388
==============================================================================================================
                                                                                                     3,758,888
==============================================================================================================

MOVIES & ENTERTAINMENT-0.29%

Time Warner Entertainment Co. L.P., Sr. Unsec.
Deb., 8.38%, 03/15/23                                  (a)                   1,600,000               2,013,296
==============================================================================================================

MULTI-UTILITIES-0.58%

AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%,
11/30/19                                               (a)                   2,125,612               2,306,289
--------------------------------------------------------------------------------------------------------------
Calpine Generating Co., Sec. Floating Rate Global
Notes, 8.61%, 04/01/10                                 (a)(i)                1,845,000               1,734,300
==============================================================================================================
                                                                                                     4,040,589
==============================================================================================================


INC-QTR-1 4/05                        F-6

                                                                          PRINCIPAL                  MARKET
                                                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------------------------------------
MUNICIPALITIES-4.41%

Dallas (City of), Texas; Limited Taxable Pension
Series 2005 A GO,
4.61%, 02/15/14                                        (a)          $          700,000         $       700,875
--------------------------------------------------------------------------------------------------------------
5.20%, 02/15/35                                        (a)                   1,375,000               1,395,653
--------------------------------------------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
Improvement Bond Bank; Taxable Series 2005 A RB,
4.87%, 07/15/16                                        (a)                   1,185,000               1,187,963
--------------------------------------------------------------------------------------------------------------
5.22%, 07/15/20                                        (a)                   1,400,000               1,412,614
--------------------------------------------------------------------------------------------------------------
5.28%, 01/15/22                                        (a)                     900,000                 907,875
--------------------------------------------------------------------------------------------------------------
Industry (City of), California Urban Development
Agency (Project 3); Taxable Allocation Series
2003 RB, 6.10%, 05/01/24                               (a)(h)                7,800,000               8,102,250
--------------------------------------------------------------------------------------------------------------
Louisiana (State of); Refunding Unlimited Tax
Series 2005 A GO, 5.00%, 08/01/14                      (a)(h)                3,550,000               3,943,482
--------------------------------------------------------------------------------------------------------------
Michigan (State of), Western Michigan State
University; Taxable Series 2005 RB,
4.41%, 11/15/14                                        (a)(h)                1,275,000               1,284,155
--------------------------------------------------------------------------------------------------------------
5.25%, 11/15/24                                        (a)(h)                  900,000                 917,181
--------------------------------------------------------------------------------------------------------------
New Hampshire (State of); Unlimited Taxable
Series 2005 B GO, 4.65%, 05/15/15                      (a)                   1,450,000               1,460,875
--------------------------------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
Authority (School Facilities Construction);
Refunding Taxable Series 2005 K RB, 5.25%,
12/15/14                                               (a)(h)                  650,000                 729,736
--------------------------------------------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
Corp.; Rental Car Facility Taxable Series 2004
RB,
3.69%, 07/01/07                                        (a)(h)                2,500,000               2,481,250
--------------------------------------------------------------------------------------------------------------
4.21%, 07/01/08                                        (a)(h)                3,700,000               3,705,254
--------------------------------------------------------------------------------------------------------------
Sacramento (County of), California; Taxable
Pension Funding CARS Series 2004 C-1 RB, 5.84%,
07/10/30                                               (a)(h)(j)             2,700,000               2,575,125
==============================================================================================================
                                                                                                    30,804,288
==============================================================================================================

OFFICE ELECTRONICS-0.35%

Xerox Corp., Sr. Unsec. Notes, 7.63%, 06/15/13         (a)                   2,300,000               2,478,250
==============================================================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.69%

Newfield Exploration Co., Sr. Unsec. Unsub.
Notes, 7.63%, 03/01/11                                 (a)                   3,015,000               3,271,275
--------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec. Gtd.
Unsub. Global Notes,
7.38%, 12/15/14                                        (a)                   3,215,000               3,502,743
--------------------------------------------------------------------------------------------------------------
8.63%, 02/01/22                                        (a)                   7,725,000               8,988,810
--------------------------------------------------------------------------------------------------------------
Petrozuata Finance, Inc. (Venezuela)-Series A,
Gtd. Notes, 7.63%, 04/01/09 (Acquired 10/13/04;
Cost $3,288,231)                                       (a)(b)                3,102,104               3,047,817
==============================================================================================================
                                                                                                    18,810,645
==============================================================================================================


INC-QTR-1 4/05                        F-7

                                                                          PRINCIPAL                  MARKET
                                                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-5.85%

ING Capital Funding Trust III, Gtd. Trust Pfd.
Global Bonds, 8.44%                                    (a)(g)       $        3,200,000         $     3,779,136
--------------------------------------------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Bonds, 9.87%
(Acquired 06/16/04; Cost $5,514,844)                   (a)(b)(g)             4,875,000               5,519,963
--------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands)-Series
1999-2, Class A1, Global Bonds, 9.69%, 08/15/09        (a)                   4,144,500               4,599,359
--------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands), Sr. Unsec.
Global Notes, 8.02%, 05/15/07                          (a)                   3,337,501               3,475,807
--------------------------------------------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr. Notes,
4.13%, 03/12/09 (Acquired 03/04/04; Cost
$5,321,432)                                            (a)(b)                5,325,000               5,140,649
--------------------------------------------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands),
Sr. Floating Rate Notes, 3.46%, 01/25/36
(Acquired 03/21/05; Cost $3,200,000)                   (b)(e)(k)             3,200,000               3,200,000
--------------------------------------------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands),
Sr. Notes, 9.25%, 03/15/30 (Acquired
01/10/03-09/22/04; Cost $5,704,016)                    (a)(b)                4,921,111               5,939,732
--------------------------------------------------------------------------------------------------------------
Toll Road Investors Partnership II, L.P.-Series
2005 A, Bonds, 5.47%, 02/15/45 (Acquired
03/11/05; Cost $5,799,509)                             (b)(h)(k)(l)         49,600,000               5,908,786
--------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub. Second
Tier Euro Bonds, 8.75%                                 (a)(g)                3,000,000               3,291,210
==============================================================================================================
                                                                                                    40,854,642
==============================================================================================================

PROPERTY & CASUALTY INSURANCE-2.94%

Executive Risk Capital Trust-Series B, Gtd.
Bonds, 8.68%, 02/01/27                                 (a)                   1,400,000               1,584,156
--------------------------------------------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust Pfd.
Notes, 8.50%, 04/15/12                                 (a)                   8,100,000               9,177,300
--------------------------------------------------------------------------------------------------------------
Markel Capital Trust I-Series B, Gtd. Trust Pfd.
Notes, 8.71%, 01/01/46                                 (a)                   2,000,000               2,187,860
--------------------------------------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda)-REGS, Sub.
Euro Deb., 8.00%, 09/15/34                             (m)                   2,740,000               2,910,428
--------------------------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub. Deb.,
5.15%, 08/15/33 (Acquired 01/21/04-03/23/04; Cost
$4,809,547)                                            (a)(b)                4,600,000               4,659,478
==============================================================================================================
                                                                                                    20,519,222
==============================================================================================================

REAL ESTATE-1.22%

Health Care Property Investors, Inc., Notes,
5.63%, 05/01/17                                        (a)                   2,290,000               2,301,107
--------------------------------------------------------------------------------------------------------------
Health Care Property Investors, Inc., Sr. Unsec.
Notes, 6.88%, 06/08/05                                 (a)                     900,000                 904,689
--------------------------------------------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
05/15/15                                               (a)                   1,300,000               1,305,863
--------------------------------------------------------------------------------------------------------------
Host Marriott L.P.-Series I, Unsec. Gtd. Global
Notes, 9.50%, 01/15/07                                 (a)                   1,900,000               2,023,500
--------------------------------------------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr.
Unsec. Gtd. Global Notes, 8.75%, 05/01/09              (a)                   1,825,000               1,980,125
==============================================================================================================
                                                                                                     8,515,284
==============================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.44%

Southern Investments UK PLC (United Kingdom), Sr.
Unsec. Unsub. Yankee Notes, 6.80%, 12/01/06            (a)                   3,000,000               3,107,790
==============================================================================================================


INC-QTR-1 4/05                        F-8

                                                                          PRINCIPAL                  MARKET
                                                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-1.51%

Cullen/Frost Capital Trust I, Unsec. Sub.
Floating Rate Notes, 4.46%, 03/01/34                   (a)(e)       $        6,550,000         $     6,793,988
--------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes, 5.25%,
03/31/08                                               (a)                     500,000                 508,060
--------------------------------------------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
Pfd. Notes, 3.48%, 06/01/28                            (a)(e)                1,160,000               1,114,551
--------------------------------------------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%, 06/15/14       (a)                   2,120,000               2,128,607
==============================================================================================================
                                                                                                    10,545,206
==============================================================================================================

REINSURANCE-0.59%

GE Global Insurance Holding Corp., Unsec. Notes,
7.00%, 02/15/26                                        (a)                   1,775,000               1,938,300
--------------------------------------------------------------------------------------------------------------
GE Global Insurance Holdings Corp., Unsec. Notes,
7.75%, 06/15/30                                        (a)                   1,825,000               2,191,734
==============================================================================================================
                                                                                                     4,130,034
==============================================================================================================

RESTAURANTS-0.41%

McDonald's Corp., Unsec. Deb., 7.05%, 11/15/25         (a)                   2,765,000               2,898,937
==============================================================================================================

SOVEREIGN DEBT-4.17%

Federative Republic of Brazil (Brazil), Gtd.
Bonds, 8.00%, 04/15/14                                 (a)                   1,926,269               1,923,900
--------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil (Brazil)-Series
EI-L, Floating Rate Bonds, 3.06%, 04/15/06             (a)(d)                2,208,000               2,211,974
--------------------------------------------------------------------------------------------------------------
Russian Federation (Russia), Unsec. Unsub. Bonds,
5.00%, 03/31/30 (Acquired 05/18/04; Cost
$4,246,447)                                            (a)(b)                4,715,000               5,025,247
--------------------------------------------------------------------------------------------------------------
8.75%, 07/24/05 (Acquired 09/10/04; Cost $629,700)     (a)(b)                  600,000                 606,600
--------------------------------------------------------------------------------------------------------------
Russian Federation (Russia)-REGS, Unsec. Unsub.
Euro Bonds,
8.75%, 07/24/05 (Acquired 05/14/04; Cost
$6,592,560)                                            (a)(b)                6,240,000               6,316,752
--------------------------------------------------------------------------------------------------------------
10.00%, 06/26/07 (Acquired 05/14/04; Cost
$4,428,938)                                            (a)(b)                3,950,000               4,381,340
--------------------------------------------------------------------------------------------------------------
United Mexican States (Mexico)-Series A, Medium
Term Global Notes,
6.63%, 03/03/15                                        (a)                   1,355,000               1,434,268
--------------------------------------------------------------------------------------------------------------
7.50%, 04/08/33                                        (a)                   6,690,000               7,266,009
==============================================================================================================
                                                                                                    29,166,090
==============================================================================================================

SPECIALTY CHEMICALS-0.00%

Millennium America Inc., Sr. Unsec. Gtd. Global
Notes, 9.25%, 06/15/08                                 (a)                      10,000                  10,800
==============================================================================================================

THRIFTS & MORTGAGE FINANCE-0.54%

Greenpoint Capital Trust I, Gtd. Sub. Trust Pfd.
Notes, 9.10%, 06/01/27                                 (a)                   3,305,000               3,795,264
==============================================================================================================


INC-QTR-1 4/05                        F-9

                                                                          PRINCIPAL                  MARKET
                                                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------------------------------------
TOBACCO-0.93%

Altria Group, Inc., Unsec. Global Notes, 7.00%,
07/15/05                                               (a)          $        5,275,000         $     5,311,081
--------------------------------------------------------------------------------------------------------------
Altria Group, Inc., Unsec. Notes, 6.38%, 02/01/06      (a)                   1,165,000               1,184,525
==============================================================================================================
                                                                                                     6,495,606
==============================================================================================================

TRADING COMPANIES & DISTRIBUTORS-0.99%

Western Power Distribution Holdings Ltd. (United
Kingdom), Unsec. Unsub. Notes, 7.38%, 12/15/28
(Acquired 01/25/05-03/03/05; Cost $7,063,757)          (a)(b)                6,225,000               6,922,574
==============================================================================================================

TRUCKING-1.37%

Hertz Corp. (The), Sr. Global Notes, 8.25%,
06/01/05                                               (a)                   2,200,000               2,207,414
--------------------------------------------------------------------------------------------------------------
Roadway Corp., Sr. Unsec. Gtd. Global Notes,
8.25%, 12/01/08                                        (a)                   6,675,000               7,361,858
==============================================================================================================
                                                                                                     9,569,272
==============================================================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.54%

TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub. Global
Notes, 10.63%, 07/15/10                                (a)                   3,527,000               3,764,332
==============================================================================================================

Total U.S. Dollar Denominated Bonds & Notes (Cost
$522,621,748)                                                                                      523,024,641
==============================================================================================================

NON-U.S. DOLLAR DENOMINATED  BONDS & NOTES-8.15% (n)

AUSTRALIA-1.53%

New South Wales Treasury Corp. (Sovereign Debt),
Gtd. Euro Bonds, 5.50%, 08/01/14                       (a)      AUD         13,800,000              10,709,372
==============================================================================================================

CANADA-0.52%

Canadian Government (Sovereign Debt), Gtd.
Bonds,  8.00%, 06/01/23                                (a)      CAD          3,200,000               3,624,302
==============================================================================================================

CAYMAN ISLANDS-0.67%

Sutton Bridge Financing Ltd. (Electric
Utilities)-REGS, Gtd. Euro Bonds, 8.63%, 06/30/22
(Acquired 05/29/97-06/16/03; Cost $3,413,666)          (a)(b)   GBP          2,113,109               4,660,677
==============================================================================================================

ITALY-2.81%

Buoni Poliennali Del Tesoro (Sovereign Debt),
Euro Bonds, 4.50%, 02/01/20                            (a)      EUR          2,725,000               3,764,828
--------------------------------------------------------------------------------------------------------------
Buoni Poliennali Del Tesoro (Sovereign Debt), Sr.
Unsub. Euro Bonds, 5.00%, 08/01/34                     (a)      EUR          6,000,000               8,803,133
--------------------------------------------------------------------------------------------------------------
Italian Government (Sovereign Debt), Unsec.
Unsub. Global Bonds, 5.88%, 08/14/08                   (a)      AUD          8,950,000               7,043,961
==============================================================================================================
                                                                                                    19,611,922
==============================================================================================================


INC-QTR-1 4/05                        F-10

                                                                          PRINCIPAL                  MARKET
                                                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------------------------------------
LUXEMBOURG-1.59%

International Bank for Reconstruction &
Development (The) (Diversified Banks)-Series E,
Sr. Unsec. Medium Term Global Notes, 6.39%,
08/20/07                                               (a)(l)   NZD         17,600,000         $    11,141,648
==============================================================================================================

UNITED KINGDOM-1.03%

United Kingdom (Treasury of) (Sovereign Debt),
Bonds, 5.00%, 09/07/14                                 (a)      GBP          3,650,000               7,220,267
==============================================================================================================

Total Non-U.S. Dollar Denominated Bonds & Notes
(Cost $50,721,579)                                                                                  56,968,188
==============================================================================================================

ASSET-BACKED SECURITIES-6.56%

AEROSPACE & DEFENSE-0.46%

Systems 2001 Asset Trust LLC (Cayman
Islands)-Class G, Pass Through Ctfs., 6.66%,
09/15/13 (Acquired 02/09/05; Cost $3,248,346)          (a)(b)(h)    $        2,926,833               3,212,141
==============================================================================================================

ASSET-BACKED SECURITIES - CONSUMER

RECEIVABLES-0.64%

Pacific Coast CDO Ltd. (Cayman Islands)-Series
1A, Class A, Floating Rate Bonds, 3.59%, 10/25/36
(Acquired 03/24/04-05/26/04; Cost $4,463,901           (b)(e)(k)             4,507,365               4,462,291
==============================================================================================================

MULTI-SECTOR HOLDINGS-0.22%

Longport Funding Ltd. (Cayman Islands)-Series
2005-2A, Class A1J, Floating Rate Bonds,  3.69%,
02/03/40 (Acquired 03/31/05; Cost $1,500,000)          (b)(e)(k)             1,500,000               1,500,000
==============================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.80%

Citicorp Lease-Series 1999-1, Class A2, Pass
Through Ctfs., 8.04%, 12/15/19 (Acquired
06/01/00-01/25/01; Cost $5,212,171)                    (a)(b)                5,200,000               6,271,195
--------------------------------------------------------------------------------------------------------------
Patrons' Legacy-Series 2003-III, Ctfs., 5.65%,
01/17/17 (Acquired 12/12/03-11/04/04; Cost
$5,512,705)                                            (b)(k)                5,500,000               5,599,550
--------------------------------------------------------------------------------------------------------------
Patrons' Legacy-Series 2004-I, Ctfs., 6.67%,
02/04/17 (Acquired 04/30/04; Cost $10,000,000)         (b)(k)               10,000,000              10,281,000
--------------------------------------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate Pass
Through Ctfs., 3.91% (Acquired 12/07/04; Cost
$4,400,000)                                            (a)(b)(g)(i)          4,400,000               4,425,414
==============================================================================================================
                                                                                                    26,577,159
==============================================================================================================

PROPERTY & CASUALTY INSURANCE-0.61%

North Front Pass-Through Trust, Bonds, 5.81%,
12/15/24 (Acquired 12/08/04; Cost $4,327,916)          (a)(b)                4,300,000               4,259,666
==============================================================================================================

REINSURANCE-0.51%

Stingray Pass-Through Trust, Pass Through Ctfs.,
5.90%, 01/12/15 (Acquired 01/07/05; Cost
$3,600,000)                                            (a)(b)                3,600,000               3,589,884
==============================================================================================================


INC-QTR-1 4/05                        F-11

                                                                          PRINCIPAL                  MARKET
                                                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-0.32%

Sovereign Bank-Class A-1, Pass Through Ctfs.,
10.20%, 06/30/05 (Acquired 09/22/04; Cost
$2,349,131)                                            (a)(b)       $        2,229,305         $     2,249,191
==============================================================================================================

Total Asset-Backed Securities (Cost $44,514,284)                                                    45,850,332
==============================================================================================================

U.S. MORTGAGE-BACKED SECURITIES-5.09%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-1.48%

Pass Through Ctfs.,
 8.50%, 03/01/10                                       (a)                      61,641                  64,445
--------------------------------------------------------------------------------------------------------------
 7.00%, 06/01/15 to 06/01/32                           (a)                      98,959                 104,323
--------------------------------------------------------------------------------------------------------------
 6.50%, 04/01/16 to 08/01/32                           (a)                     592,629                 617,071
--------------------------------------------------------------------------------------------------------------
 5.50%, 09/01/16 to 12/01/33                           (a)                   4,137,205               4,208,458
--------------------------------------------------------------------------------------------------------------
 6.00%, 04/01/17 to 11/01/33                           (a)                   5,217,274               5,372,835
--------------------------------------------------------------------------------------------------------------
 7.50%, 06/01/30                                       (a)                       5,129                   5,507
==============================================================================================================
                                                                                                    10,372,639
==============================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-2.82%

Pass Through Ctfs.,
 7.50%, 11/01/15 to 11/01/34                           (a)                     446,522                 478,254
--------------------------------------------------------------------------------------------------------------
 7.00%, 02/01/16 to 09/01/32                           (a)                     798,594                 843,444
--------------------------------------------------------------------------------------------------------------
 6.50%, 09/01/16 to 09/01/34                           (a)                   3,946,130               4,113,227
--------------------------------------------------------------------------------------------------------------
 6.00%, 07/01/17 to 01/01/19                           (a)                   2,308,571               2,394,304
--------------------------------------------------------------------------------------------------------------
 5.00%, 01/01/18 to 09/01/18                           (a)                     832,415                 839,738
--------------------------------------------------------------------------------------------------------------
 8.50%, 10/01/28                                       (a)                     126,404                 138,321
--------------------------------------------------------------------------------------------------------------
 8.00%, 10/01/30 to 04/01/32                           (a)                     521,660                 568,086
--------------------------------------------------------------------------------------------------------------
 5.50%, 10/01/33                                       (a)                   1,401,702               1,417,204
--------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 05/01/25                                       (o)                   2,295,080               2,310,141
--------------------------------------------------------------------------------------------------------------
 5.50%, 05/01/25 to 05/01/35                           (o)                   4,447,486               4,502,249
--------------------------------------------------------------------------------------------------------------
 6.00%, 06/01/34                                       (o)                   2,036,700               2,090,800
==============================================================================================================
                                                                                                    19,695,768
==============================================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-0.79%

Pass Through Ctfs.,
 7.50%, 06/15/23 to 01/15/32                           (a)                     393,384                 425,228
--------------------------------------------------------------------------------------------------------------
 8.50%, 11/15/24                                       (a)                     193,651                 213,833
--------------------------------------------------------------------------------------------------------------
 6.50%, 03/15/31 to 09/15/32                           (a)                   1,359,780               1,424,874
--------------------------------------------------------------------------------------------------------------
 7.00%, 04/15/31 to 08/15/31                           (a)                      42,679                  45,249
--------------------------------------------------------------------------------------------------------------
 6.00%, 12/15/31 to 02/15/33                           (a)                   1,348,351               1,392,691
--------------------------------------------------------------------------------------------------------------
 5.50%, 02/15/34                                       (a)                   1,883,492               1,918,572
--------------------------------------------------------------------------------------------------------------
 8.00%, 09/20/26                                       (a)                      95,434                 103,123
==============================================================================================================
                                                                                                     5,523,570
==============================================================================================================

Total U.S. Mortgage-Backed Securities (Cost
$35,528,789)                                                                                        35,591,977
==============================================================================================================



INC-QTR-1 4/05                        F-12

                                                                                                     MARKET
                                                                               SHARES                VALUE
--------------------------------------------------------------------------------------------------------------
WARRANTS & OTHER EQUITY INTERESTS-3.63% BROADCASTING & CABLE TV-0.00%

ONO Finance PLC (United Kingdom)-REGS-Wts.,
expiring 01/05/09 (Acquired 07/30/99; Cost $0)         (b)(m)(p)                   300         $             0
==============================================================================================================

DERIVATIVES-0.00%

Iwo Holdings Inc.-Wts., expiring 01/15/11
(Acquired 08/24/01; Cost $0)                           (b)(k)(m)(p)                400                       0
==============================================================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B, Pfd.-Wts,
expiring 11/15/09 (Acquired 06/13/00; Cost $0)         (b)(k)(m)(p)              3,845                       0
--------------------------------------------------------------------------------------------------------------
O'Sullivan Industries, Inc-REGS.-Wts, expiring
11/15/09 (Acquired 06/13/00; Cost $0)                  (b)(k)(m)(p)              3,845                       0
==============================================================================================================
                                                                                                             0
==============================================================================================================

INTEGRATED OIL & GAS-0.71%

Shell Frontier Oil & Gas Inc., Series B, 3.48%
Floating Rate Pfd.                                     (a)(e)(q)                     6                 600,000
--------------------------------------------------------------------------------------------------------------
Shell Frontier Oil & Gas Inc., Series C, 3.49%
Floating Rate Pfd.                                     (a)(e)(q)                    15               1,500,000
--------------------------------------------------------------------------------------------------------------
Shell Frontier Oil & Gas Inc., Series D, 3.49%
Floating Rate Pfd.                                     (a)(e)(q)                    29               2,900,000
==============================================================================================================
                                                                                                     5,000,000
==============================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

McLeodUSA Inc.-Wts., expiring 04/16/07                 (p)                      17,844                     214
--------------------------------------------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
07/21/00-11/15/00; Cost $48,673)                       (b)(k)(m)(p)              6,485                       0
==============================================================================================================
                                                                                                           214
==============================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.06%

ABN AMRO XVIII Custodial Receipts-Series MM18,
2.79% Floating Rate Pfd. (Acquired
09/10/04-09/13/04; Cost $1,799,995)                    (b)(k)(r)                    18               1,800,000
--------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 3.25% Floating
Rate Pfd. (Acquired 03/17/04-09/28/04; Cost
$6,529,479)                                            (a)(b)(e)                 6,700               6,638,729
--------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV, 3.33% Floating
Rate Pfd. (Acquired 01/19/05; Cost $2,050,610)         (a)(b)(e)                 2,100               2,051,051
--------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 3.51% Floating
Rate Pfd. (Acquired 01/19/05; Cost $3,885,868)         (a)(b)(e)                 4,000               3,885,484
==============================================================================================================
                                                                                                    14,375,264
==============================================================================================================

THRIFTS & MORTGAGE FINANCE-0.86%

Fannie Mae-Series J, 4.72%  Floating Rate Pfd.         (a)                      59,700               3,016,719
--------------------------------------------------------------------------------------------------------------
Fannie Mae-Series K, 5.40% Floating Rate Pfd.                                   59,700               2,999,925
==============================================================================================================
                                                                                                     6,016,644
==============================================================================================================

Total Warrants & Other Equity Interests (Cost
$25,323,608)                                                                                        25,392,122
==============================================================================================================



INC-QTR-1 4/05                        F-13

                                                                          PRINCIPAL                  MARKET
                                                                           AMOUNT                    VALUE
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-1.48%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-1.48%

Unsec. Floating Rate Global Notes,
 4.11%, 02/17/09                                       (a)(i)       $        7,000,000         $     7,020,580
--------------------------------------------------------------------------------------------------------------
Unsec. Global Notes,
 3.38%, 12/15/08                                       (a)                   3,400,000               3,315,714
==============================================================================================================

Total U.S. Government Agency Securities (Cost
$10,296,532)                                                                                        10,336,294
==============================================================================================================

BUNDLED SECURITIES-0.25%

Targeted Return Index Securities Trust-Series HY
2004-I, Sec. Bonds, 8.21%, 08/01/15 (Acquired
04/19/05; Cost $1,781,840)                             (a)(b)                1,725,753               1,756,813
==============================================================================================================

TOTAL INVESTMENTS-100.00%  (Cost $690,788,380)                                                 $   698,920,367
==============================================================================================================




Investment Abbreviations:

AUD                  Australian Dollar
CAD                  Canadian Dollars
CARS                 Convertible Auction Rate Securities
Ctfs.                Certificates
Deb.                 Debentures
EUR                  Euro
GBP                  British Pound Sterling
GO                   General Obligation Bonds
Gtd.                 Guaranteed
NZD                  New Zealand Dollar
Pfd.                 Preferred
RB                   Revenue Bonds
RegCaPS              Regulatory Capital Preferred Securities
REGS                 Regulation S
REIT                 Real Estate Investment Trust
Sec.                 Secured
Sr.                  Senior
Sub.                 Subordinated
TBA                  To Be Announced
Unsec.               Unsecured
Unsub.               Unsubordinated
Wts.                 Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at April 30, 2005 was $651,354,982, which represented 93.19 % of the Fund's Total Investments. See Note 1A.


INC-QTR-1 4/05                        F-14

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2005 was $179,103,867, which represented 25.63% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Defaulted security. Currently, the issuer is in default with respect to interest payments. The market value of this security at April 30, 2005 represented 0.45% of the Fund's Total Investments.

(d) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on April 30, 2005.

(e) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on April 30, 2005.

(f) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 4.

(g)      Perpetual bond with no specified maturity date.

(h) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(i) Interest rate is redetermined monthly. Rate shown is the rate in effect on April 30, 2005.

(j) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The Bond will be remarketed or converted to a fixed coupon rate at a specified future date.

(k) Security considered to be illiquid; the portfolio is limited to investing 15% of assets in illiquid securities. The aggregate market value of these securities considered illiquid at April 30, 2005 was $32,751,627, which represented 4.69% of the Fund's Total Investments.

(l) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(m) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at April 30, 2005 was $2,910,428, which represented 0.42% of the Fund's Total Investments. See Note 1A.

(n) Foreign denominated security. Par value is denominated in currency indicated.

(o) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(p) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(q) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of April 30, 2005 was $5,000,000 which represented 0.71% of the Fund's Total Investments. See Note 2.

(r) Interest rate is redetermined annually. Rate shown is the rate in effect on April 30, 2005.

       See accompanying notes which are an integral part of this schedule.





INC-QTR-1 4/05                        F-15

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.



INC-QTR-1                             F-19

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


INC-QTR-1                             F-17

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2 -INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     MARKET                                       UNREALIZED       MARKET                     REALIZED
                     VALUE        PURCHASES       PROCEEDS       APPRECIATION      VALUE         DIVIDEND       GAIN
FUND                07/31/04       AT COST       FROM SALES      (DEPRECIATION)   04/30/05        INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Porfolio-
Institutional
Class            $  3,398,721   $  96,650,589  $ (100,049,310) $           --  $         --    $    39,662   $        --
------------------------------------------------------------------------------------------------------------------------
STIC Prime
Porfolio-
Institutional
Class               3,398,721      96,650,589    (100,049,310)             --            --         40,118            --
========================================================================================================================
    SUBTOTAL     $  6,797,442   $ 193,301,178  $ (200,098,620) $           --  $         --    $    79,780   $        --
________________________________________________________________________________________________________________________
========================================================================================================================

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended April 30, 2005.

                                                                        CHANGE IN
                           MARKET                                       UNREALIZED      MARKET                 REALIZED
                           VALUE      PURCHASES        PROCEEDS        APPRECIATION     VALUE       DIVIDEND     GAIN
FUND                      07/31/04     AT COST        FROM SALES      (DEPRECIATION)   04/30/05      INCOME     (LOSS)
------------------------------------------------------------------------------------------------------------------------
Shell Frontier Oil &   $    600,000 $         --   $           --   $           --   $   600,000  $    8,548  $       --
Gas Inc.-Series B,
3.48% Floating Rate
Pfd.
------------------------------------------------------------------------------------------------------------------------
Shell Frontier Oil &
Gas Inc.-Series C,
3.49% Floating Rate
Pfd.                      1,500,000           --               --               --     1,500,000      21,369          --
------------------------------------------------------------------------------------------------------------------------
Shell Frontier Oil &
Gas Inc.-Series D,
3.49% Floating Rate
Pfd.                      2,900,000           --               --               --     2,900,000      41,314          --
========================================================================================================================
    SUBTOTAL           $  5,000,000 $         --   $           --   $           --   $ 5,000,000  $   71,231  $       --
========================================================================================================================
    TOTAL              $ 11,797,442 $ 193,301,178  $ (200,098,620)  $           --   $ 5,000,000  $  151,011  $       --
________________________________________________________________________________________________________________________
========================================================================================================================



INC-QTR-1                             F-18

NOTE 3 - FOREIGN CURRENCY CONTRACTS


                                     OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------
                                                      CONTRACT TO
                                         ---------------------------------
                                                                                                         UNREALIZED
                                                                                                        APPRECIATION
SETTLEMENT DATE           CURRENCY         DELIVER            RECEIVE                VALUE             (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
06/13/05                     GBP            5,930,000    $     11,342,074   $          11,284,520   $            57,554
-----------------------------------------------------------------------------------------------------------------------
06/16/05                     NZD           14,750,000          10,796,263              10,723,324                72,939
-----------------------------------------------------------------------------------------------------------------------
06/29/05                     CAD            4,300,000           3,521,992               3,420,310               101,682
-----------------------------------------------------------------------------------------------------------------------
07/20/05                     AUD           22,150,000          17,085,845              17,201,579             (115,734)
-----------------------------------------------------------------------------------------------------------------------
07/20/05                     EUR            9,570,000          12,453,129              12,344,856               108,273
=======================================================================================================================
                                           56,700,000    $     55,199,303   $          54,974,589   $           224,714
_______________________________________________________________________________________________________________________
=======================================================================================================================


NOTE 4 - FUTURES CONTRACTS

On April 30, 2005, $3,500,000 principal amount of investment grade corporate bonds were pledged as collateral to cover margin requirements for open futures contracts.

                                         OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------------
                                             NO. OF                                                          UNREALIZED
CONTRACT                                    CONTRACTS        MONTH/COMMITMENT          MARKET VALUE         APPRECIATION
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                     233             Jun-05/Long            $  48,394,828          $   99,007
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                     325             Jun-05/Long               35,247,266             382,891
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                    267             Jun-05/Long               29,749,640             270,083
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                     44             Jun-05/Long                5,053,125              71,030
=======================================================================================================================
                                                                                      $ 118,444,859         $   823,011
_______________________________________________________________________________________________________________________
=======================================================================================================================


NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2005 was $530,463,123 and $590,780,355, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $2,600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which were due May 1, 2003 and Adelphia Communications Corp., which is in default with respect to the principal payments on $850,000 par value, Series B Senior Unsecured Notes, 9.25%, which were due October 1, 2002. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

                    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                              $    11,452,168
-----------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                               (12,374,098)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized deprecitation of investment securities                                                   $     (921,930)
-----------------------------------------------------------------------------------------------------------------------
Cost of investments for tax purposes is                                                                 $   699,842,297
_______________________________________________________________________________________________________________________
=======================================================================================================================




INC-QTR-1                             F-19

                        AIM INTERMEDIATE GOVERNMENT FUND
            Quarterly Schedule of Portfolio Holdings - April 30,2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com               GOV-QTR-1 4/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

                                                                                        PRINCIPAL                MARKET
                                                                                          AMOUNT                  VALUE
                                                                                   --------------------      -------------------
U.S. MORTGAGE-BACKED SECURITIES--70.62%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--16.23%

Pass Through Ctfs.,

 9.00%, 12/01/05 to 04/01/25                                             (a)       $          3,466,073      $         3,777,427
 8.00%, 07/01/06 to 11/17/30                                             (a)                  6,195,607                6,671,762
 8.50%, 07/01/07 to 10/01/29                                             (a)                  2,428,685                2,630,650
 7.00%, 11/01/10 to 02/01/35                                             (a)                 38,924,084               41,100,572
 6.50%, 02/01/11 to 02/01/35                                             (a)                 51,975,522               54,192,075
 10.00%, 11/01/11 to 04/01/20                                            (a)                  1,157,635                1,307,832
 12.00%, 02/01/13                                                        (a)                      2,860                    3,165
 6.00%, 06/01/17 to 05/01/33                                             (a)                 15,164,260               15,729,052
 4.50%, 05/01/19                                                         (a)                 10,752,424               10,657,905
 10.50%, 08/01/19 to 01/01/21                                            (a)                    231,182                  258,287
 9.50%, 11/01/20 to 04/01/25                                             (a)                    878,601                  977,782
 7.05%, 05/20/27                                                         (a)                  2,008,552                2,123,839
 7.50%, 09/01/30 to 12/01/34                                             (a)                 19,612,542               21,050,033
Pass Through Ctfs., TBA,
 5.00%, 05/01/25                                                         (b)                  3,914,540                3,941,452
                                                                                                             ===================
                                                                                                                     164,421,833
                                                                                                             ===================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--44.35%

Pass Through Ctfs.,

 8.50%, 01/01/07 to 02/01/31                                             (a)                 16,502,480               18,127,934
 7.50%, 07/01/10 to 04/01/35                                             (a)                 16,541,106               17,711,011
 7.00%, 05/01/11 to 05/01/35                                             (a)                 88,967,124               94,000,646
 8.00%, 02/01/12 to 08/01/32                                             (a)                 18,484,085               19,991,113
 6.00%, 10/01/13 to 07/01/34                                             (a)                 49,477,004               51,374,647
 6.50%, 06/01/14 to 09/01/34                                             (a)                 91,689,066               95,788,631
 9.50%, 07/01/16 to 08/01/22                                             (a)                    190,371                  210,010
 9.00%, 12/01/16                                                         (a)                    339,517                  376,059
 5.00%, 01/01/17 to 12/01/18                                             (a)                  7,106,453                7,169,403
 4.50%, 05/01/18 to 06/01/18                                             (a)                 22,180,514               22,000,654
 10.00%, 12/20/19 to 12/20/21                                            (a)                  1,187,938                1,338,574
 10.34%, 04/20/25                                                        (a)                    398,567                  455,131
 6.95%, 07/01/25 to 09/01/26                                             (a)                    453,659                  483,151
 5.50%, 02/01/32 to 11/01/33                                             (a)                 24,953,523               25,250,291
Pass Through Ctfs., TBA,

 5.00%, 05/01/25 to 05/01/34                                             (b)                 19,813,320               19,629,089
 5.50%, 05/01/25 to 05/01/35                                             (b)                 34,040,980               34,690,434
 6.00%, 05/01/34                                                         (b)                 39,482,000               40,530,741
                                                                                                             ===================
                                                                                                                     449,127,519
                                                                                                             ===================

GOV-QTR-1

                                                                                PRINCIPAL                        MARKET
                                                                                  AMOUNT                         VALUE
                                                                          --------------------            --------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--10.04%

Pass Through Ctfs.,

6.00%, 10/15/08 to 08/15/34                                   (a)         $         16,775,779            $         17,330,898
6.50%, 10/15/08 to 03/15/35                                   (a)                   39,294,795                      41,312,285
7.00%, 10/15/08 to 01/15/35                                   (a)                    7,127,264                       7,561,801
9.00%, 10/15/08 to 04/15/21                                   (a)                      149,801                         162,738
9.50%, 06/15/09 to 03/15/23                                   (a)                      666,276                         734,235
10.00%, 11/15/09 to 07/15/24                                  (a)                    1,528,672                       1,724,431
11.00%, 12/15/09 to 10/15/15                                  (a)                       15,036                          16,537
12.50%, 11/15/10                                              (a)                        6,845                           7,678
13.00%, 01/15/11 to 12/15/14                                  (a)                       77,505                          88,437
13.50%, 04/15/11 to 04/15/15                                  (a)                      107,457                         121,823
12.00%, 02/15/13 to 07/15/15                                  (a)                       88,808                         102,382
10.50%, 02/15/16                                              (a)                        4,409                           5,016
8.50%, 05/20/16 to 01/20/17                                   (a)                      567,805                         616,610
8.75%, 10/20/16 to 01/20/17                                   (a)                      110,970                         119,869
8.00%, 02/20/17 to 06/15/27                                   (a)                    2,822,596                       3,062,182
5.00%, 11/15/17 to 02/15/18                                   (a)                   23,316,193                      23,734,536
6.95%, 07/20/25 to 11/20/26                                   (a)                    3,579,908                       3,790,507
7.50%, 03/15/26 to 08/15/34                                   (a)                    1,071,795                       1,151,836
                                                                                                          ====================
                                                                                                                   101,643,801
                                                                                                          ====================

Total U.S. Mortgage-Backed Securities (Cost $718,361,823)                                                          715,193,153
                                                                                                          ====================
U.S. GOVERNMENT AGENCY SECURITIES--20.89%

FEDERAL FARM CREDIT BANK -- 1.24%

Bonds,

6.00%, 06/11/08                                               (a)                    4,490,000                       4,745,661
Medium Term Notes,
5.75%, 12/07/28                                               (a)                    7,000,000                       7,758,380
                                                                                                          ====================
                                                                                                                    12,504,041
                                                                                                          ====================

FEDERAL HOME LOAN BANK (FHLB)--10.68%

Unsec. Bonds,

7.25%, 02/15/07                                               (a)                    5,500,000                       5,821,365
4.88%, 05/15/07                                               (a)(c)                16,000,000                      16,303,200
4.50%, 02/15/08                                               (a)                   20,000,000                      20,078,200
5.48%, 01/08/09                                               (a)                    1,000,000                       1,045,490
5.75%, 10/27/10                                               (a)                   34,500,000                      35,484,630
6.00%, 12/23/11                                               (a)(c)                28,800,000                      29,416,032
                                                                                                          ====================
                                                                                                                   108,148,917
                                                                                                          ====================

GOV-QTR-1

                                                                                PRINCIPAL                         MARKET
                                                                                  AMOUNT                          VALUE
                                                                          --------------------             -------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--4.74%

Unsec. Global Notes,
 3.75%, 08/03/07                                              (a)         $          8,000,000             $         7,942,960
 4.75%, 12/08/10                                              (a)                   40,000,000                      40,102,800
                                                                                                           ===================
                                                                                                                    48,045,760
                                                                                                           ===================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--2.65%

Series B, Unsec. Medium Term Notes,
 6.47%, 09/25/12                                              (a)(c)                10,550,000                      11,898,606
Unsec. Global Notes,
 3.85%, 04/14/09                                              (a)                    9,000,000                       8,860,860
Unsec. Notes,
 5.00%, 12/15/08                                              (a)                    4,400,000                       4,437,180
 4.13%, 04/29/09                                              (a)                    1,650,000                       1,640,793
                                                                                                           ===================
                                                                                                                    26,837,439
                                                                                                           ===================

PRIVATE EXPORT FUNDING COMPANY--0.42%

Series G, Sec. Gtd. Notes,
 6.67%, 09/15/09                                              (a)                    3,900,000                       4,282,785
                                                                                                           ===================

TENNESSEE VALLEY AUTHORITY--1.16%

Series G, Global Bonds,
 5.38%, 11/13/08                                              (a)                   11,250,000                      11,709,900
                                                                                                           ===================
Total U.S. Government Agency Securities (Cost $209,778,980)                                                        211,528,842
                                                                                                           ===================

U.S. TREASURY SECURITIES--7.29%

U.S. TREASURY NOTES--4.89%

 4.63%, 05/15/06                                              (a)(c)                19,800,000                      20,047,500
 2.75%, 06/30/06                                              (a)                    8,000,000                       7,936,240
 2.38%, 08/31/06                                              (a)                    9,700,000                       9,560,514
 4.00%, 11/15/12                                              (a)                    2,000,000                       1,998,440
 4.25%, 08/15/13 to 08/15/14                                  (a)                    9,900,000                       9,966,999
                                                                                                           ===================
                                                                                                                    49,509,693
                                                                                                           ===================

U.S. TREASURY BONDS--2.20%

12.75%, 11/15/10                                              (a)                   11,700,000                      12,281,373
7.50%, 11/15/16 to 11/15/24                                   (a)                    7,500,000                      10,068,350
                                                                                                           ===================
                                                                                                                    22,349,723
                                                                                                           ===================

U.S. TREASURY STRIPS--0.20%

 6.79%, 11/15/18                                              (a)(d)                 3,750,000                       1,998,637
                                                                                                           ===================

Total U.S. Treasury Securities (Cost $73,535,469)                                                                   73,858,053
                                                                                                           ===================

GOV-QTR-1

                                                                                                                MARKET
                                                                                    SHARES                      VALUE
                                                                                  ----------           -----------------------
MONEY MARKET FUNDS--1.20%

Government & Agency Portfolio-Institutional Class (Cost $12,204,294)      (e)     12,204,294           $            12,204,294
                                                                                                       =======================

TOTAL INVESTMENTS--100.00% (Cost $1,013,880,566)                                                       $         1,012,784,342
                                                                                                       =======================

      Investment Abbreviations:

      Ctfs.       Certificates
      Gtd.        Guaranteed
      Sec.        Secured
      STRIPS      Separately Traded Registered Interest and Principal Security
      TBA         To Be Announced
      Unsec.      Unsecured

      Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at April 30, 2005 was $901,788,332, which represented 89.04% of the Fund's Total Investments. See Note 1A.

(b) Security purchased on a forward commitment basis. These securities are subject to dollar roll transactions. See Note 1C.

(c) Principal amount has been deposited in escrow with broker as collateral for reverse repurchase agreements outstanding at April 30, 2005.

(d) Security traded on a discount basis. The interest rate shown reprensents the discount rate at the time of purchase by the Fund.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of the this schedule.

GOV-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. For purposes of determining net asset value per share, option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

GOV-QTR-1

C. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

            Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended April 30, 2005.

      INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                               UNREALIZED
                            MARKET VALUE     PURCHASES       PROCEEDS FROM    APPRECIATION   MARKET VALUE     DIVIDEND    REALIZED
                              07/31/04        AT COST            SALES       (DEPRECIATION)    04/30/05        INCOME    GAIN (LOSS)
                         ---------------  -------------  -----------------    ------------   ------------   ----------   ----------
FUND
Government & Agency
Portfolio-Institutional
Class                    $   133,893,250  $ 919,068,244  $  (1,040,757,200)   $          -   $ 12,204,294   $ 1,237,463  $       -
                         ===============  =============  =================    ============   ============   ===========  =========

GOV-QTR-1

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2005 was $1,110,349,082 and $1,129,848,410, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

      UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                 $     6,835,183
Aggregate unrealized (depreciation) of investment securities                    (7,943,269)
                                                                           ===============
Net unrealized appreciation (depreciation) of investment securities        $    (1,108,086)
                                                                           ===============
Cost of investments for tax purposes is $1,013,892,428.

GOV-QTR-1

                       AIM LIMITED MATURITY TREASURY FUND
            Quarterly Schedule of Portfolio Holdings - April 30, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com               LTD-QTR-1 4/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)

                                                                              PAR
                                                       MATURITY              (000)                 VALUE
                                                       --------           -----------        -----------------
U.S. Treasury Notes--100.00% (a)

2.50%                                                  05/31/06           $    26,100        $      25,843,176
2.75%                                                  06/30/06                26,200               25,991,186
2.75%                                                  07/31/06                26,200               25,966,558
2.38%                                                  08/31/06                26,200               25,823,244
2.50%                                                  09/30/06                26,200               25,827,436
2.50%                                                  10/31/06                26,200               25,798,878
2.88%                                                  11/30/06                26,200               25,929,878
3.00%                                                  12/31/06                26,200               25,942,192
3.13%                                                  01/31/07                26,200               25,991,186
3.38%                                                  02/28/07                26,200               26,085,506
3.75%                                                  03/31/07                26,000               26,052,780
3.63%                                                  04/30/07                25,000               24,988,250
                                                                                             =================
TOTAL INVESTMENTS (Cost $312,472,829)--100.00%                                               $     310,240,270
                                                                                             =================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at April 30, 2005 was $310,240,270, which represented 100% of the Fund's Total Investments. See Note 1A.

See accompanying notes which are an integral part of this schedule.

LTD-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value. Securities with a demand feature exercisable within one to seven days are valued at par.

            Securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Fund's valuation committee following procedures approved by the Board of Trustees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security.

            Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

LTD-QTR-1

NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2005 was $439,035,101 and $552,715,128, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                $        93,983
Aggregate unrealized (depreciation) of investment securities                   (2,329,863)
                                                                          ===============
Net unrealized appreciation (depreciation) of investment securities       $    (2,235,880)
                                                                          ===============
Cost of investments for tax purposes is $312,476,150.

LTD-QTR-1

                             AIM MONEY MARKET FUND

           Quarterly Schedule of Portfolio Holdings - April 30, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com               MKT-QTR-1 4/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)

                                                                                                     PAR
                                                                                   MATURITY          (000)        VALUE
                                                                                   --------        --------   ------------
COMMERCIAL PAPER--21.28%                                               (a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES--2.72%

Amstel Funding Corp.
(Acquired 03/24/05; Cost $19,849,500)
3.01%                                                                  (b)         06/27/05        $ 20,000   $ 19,906,355
Atlantis One Funding Corp.
(Acquired 04/06/05; Cost $14,906,875)
2.98%                                                                  (b)         06/20/05          15,000     14,939,158
                                                                                                              ============
                                                                                                                34,845,513
                                                                                                              ============

ASSET-BACKED SECURITIES - FULLY BACKED--1.56%

Concord Minutemen Capital Co., LLC-Series A (Multi
CEP's-Liberty Hampshire Co., LLC; agent)
(Acquired 03/03/05; Cost $19,870,167)
2.85%                                                                  (b)         05/24/05          20,000     19,965,167
                                                                                                              ============

ASSET-BACKED SECURITIES - MULTI-PURPOSE--7.28%

Amsterdam Funding Corp.
(Acquired 04/06/05; Cost $13,875,105)
2.88%                                                                  (b)         05/19/05          13,923     13,904,065

Charta LLC
(Acquired 02/08/05; Cost $25,534,849)
2.69%                                                                  (b)         05/05/05          25,700     25,694,239

(Acquired 04/21/05; Cost $34,860,467)
2.99%                                                                  (b)         06/08/05          35,000     34,892,443

CRC Funding, LLC
(Acquired 04/06/05; Cost $18,871,032)
2.98%                                                                  (b)         06/27/05          19,000     18,911,924
                                                                                                              ============
                                                                                                                93,402,671
                                                                                                              ============

ASSET-BACKED SECURITIES - STRUCTURED INVESTMENT
VEHICLES/SECURITY ARBITRAGE--3.89%

Klio Funding Ltd./Corp.
(Acquired 02/09/05; Cost $19,877,000)
2.70%                                                                  (b)         05/04/05          20,000     19,997,000

Klio II Funding Ltd./Corp.
(Acquired 04/21/05; Cost $29,885,383)
2.99%                                                                  (b)         06/06/05          30,000     29,912,792
                                                                                                              ============
                                                                                                                49,909,792
                                                                                                              ============

MKT-QTR-1

                                                                                                     PAR
                                                                               MATURITY             (000)            VALUE
                                                                               --------            --------       ------------
ASSET-BACKED SECURITIES - TRADE RECEIVABLES--3.89%

CAFCO, LLC
(Acquired 03/08/05; Cost $24,816,639)
2.87%                                                             (b)          06/08/05            $ 25,000       $ 24,926,257

Eureka Securitization, Inc.
(Acquired 03/10/05; Cost $24,822,778)
2.90%                                                             (b)          06/06/05              25,000         24,929,514
                                                                                                                  ============
                                                                                                                    49,855,771
                                                                                                                  ============

REGIONAL BANKS--1.94%

Northern Rock PLC (United Kingdom)
3.02%                                                                          06/29/05              25,000         24,878,361
                                                                                                                  ============

TOTAL COMMERCIAL PAPER (Cost $272,857,275)                                                                         272,857,275
                                                                                                                  ============

ASSET-BACKED SECURITIES--8.58%

FULLY BACKED--2.34%

Racers Trust-Series 2004-6-MM, Floating Rate Notes (CEP-
Lehman Brothers Holdings Inc.)
(Acquired 04/13/04; Cost $30,000,000)
3.00%                                                             (b)(c)       09/22/05              30,000         30,000,000
                                                                                                                  ============

STRUCTURED--6.24%

Residential Mortgage Securities (United Kingdom)-Series 17A,
Class A-1, Floating Rate Bonds
(Acquired 02/10/05; Cost $33,952,500)
2.94%                                                             (b)(c)       02/14/06              33,953         33,952,500

Wachovia Asset Securitization, Inc.-Series 2004-HM2A, Class
A, Putable Floating Rate Bonds
(Acquired 12/16/04; Cost $46,009,332)
3.01%                                                             (b)(c)(d)    12/25/34              46,009         46,009,332
                                                                                                                  ============

                                                                                                                    79,961,832
                                                                                                                  ============

TOTAL ASSET-BACKED SECURITIES (Cost $109,961,832)                                                                  109,961,832
                                                                                                                  ============

CERTIFICATES OF DEPOSIT--6.65%

Fortis Bank S.A./N.V. (Belgium)
3.00%                                                                          06/17/05              30,200         30,200,000

Societe Generale S.A. (France)
3.00%                                                                          12/21/05              15,000         15,000,000

Svenska Handelsbanken A.B. (Sweden)
3.00%                                                                          11/30/05              40,000         40,000,000
                                                                                                                  ============
TOTAL CERTIFICATES OF DEPOSIT (Cost $85,200,000)                                                                    85,200,000
                                                                                                                  ============

MKT-QTR-1

                                                                                                               PAR
                                                                                              MATURITY        (000)      VALUE
                                                                                              --------      --------  ------------
MEDIUM-TERM NOTES--6.47%

Money Market Trust LLY-Series 2004-B, Floating Rate MTN
(Acquired 12/03/02; Cost $50,000,000)
2.92%                                                                             (b)(c)(e)   06/03/05      $ 50,000  $ 50,000,000

Procter & Gamble Co. (The); Floating Rate MTN,
2.93%                                                                             (f)         04/10/06        33,000    33,000,000

                                                                                                                      ============
TOTAL MEDIUM-TERM NOTES (Cost $83,000,000)                                                                              83,000,000
                                                                                                                      ============

MASTER NOTE AGREEMENTS--4.68%                                                     (g)

Merrill Lynch Mortgage Capital, Inc.
(Acquired 04/21/05; Cost $60,000,000)
3.14%                                                                             (b)(h)(i)   12/25/05        60,000    60,000,000
                                                                                                                      ============

TIME DEPOSITS--4.68%

Dexia Bank S.A.-Cayman (Belgium)
3.00% (Cost $60,000,000)                                                                      05/02/05        60,000    60,000,000
                                                                                                                      ============

U.S. GOVERNMENT AGENCY SECURITIES--3.90%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--3.90%

Unsec. Floating Rate Global Notes,
3.03%                                                                             (f)         10/21/05        25,000    24,990,314

Unsec. Notes,
1.66%                                                                                         05/20/05        25,000    25,000,000
                                                                                                                      ============
                                                                                                                        49,990,314
                                                                                                                      ============
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $49,990,314)                                                              49,990,314
                                                                                                                      ============

VARIABLE RATE DEMAND NOTES--2.73%                                                 (g)(j)

INSURED--0.50%

Michigan (State of) Housing Development Authority; Taxable Series 2000 C RB,
3.04%                                                                             (k)(l)      12/01/20         6,405     6,405,000
                                                                                                                      ============

LETTER OF CREDIT--2.23%                                                           (m)

California (State of), ABAG Finance Authority for Nonprofit Corporations
(YMCA of San Francisco); Refunding Taxable Series 2004-A RB (LOC-Wells Fargo
Bank, N.A.)
3.02%                                                                             (l)         10/01/29         9,410     9,410,000

FE, LLC-Series A, Loan Program Notes (LOC-Fifth Third Bank)
3.01%                                                                             (l)         04/01/28         7,210     7,210,000

Miami-Dade (County of), Florida Industrial Development Authority (Dolphins
Stadium); Taxable Series 2000 IDR (LOC-Societe Generale S.A.)
2.99%                                                                             (l)         07/01/22           100       100,000

Mississippi (State of) Business Finance Corp. (Viking Range Corp. Project);
Taxable Series 2000 IDR (LOC-Bank of America N.A.)
3.15%                                                                             (l)         06/01/15        11,825    11,825,000
                                                                                                                      ============
                                                                                                                        28,545,000
                                                                                                                      ============
TOTAL VARIABLE RATE DEMAND NOTES (Cost $34,950,000)                                                                     34,950,000
                                                                                                                      ============

MKT-QTR-1

                                                                                                         PAR
                                                                                              MATURITY  (000)            VALUE
                                                                                              --------  --------   ---------------
PROMISSORY NOTES--1.95%

Goldman Sachs Group, Inc. (The)
(Acquired 01/06/05; Cost $25,000,000)
3.03%                                                                             (b)(e)(h)   07/13/05  $ 25,000   $    25,000,000
                                                                                                                   ===============

FUNDING AGREEMENTS--1.17%

New York Life Insurance Co.
(Acquired 04/06/05; Cost $15,000,000)
2.95%                                                                             (b)(c)(e)   04/05/06    15,000        15,000,000
                                                                                                                   ===============

Total Investments (excluding Repurchase Agreements) (Cost $795,959,421)                                                795,959,421
                                                                                                                   ===============
REPURCHASE AGREEMENTS--37.91%

Banc of America Securities LLC
3.06%                                                                             (n)         05/02/05    60,000        60,000,000

Barclays Capital Inc.-New York Branch (United Kingdom)
2.97%                                                                             (o)         05/02/05    25,949        25,948,809

BNP Paribas Securities Corp.-New York Branch (France)
3.06%                                                                             (p)         05/02/05    60,000        60,000,000

Deutsche Bank Securities Inc.-New York Branch (Germany)
3.06%                                                                             (q)         05/02/05    60,000        60,000,000

Goldman, Sachs & Co.
2.97%                                                                             (r)         05/02/05    55,000        55,000,000

Greenwich Capital Markets, Inc.-New York Branch (United Kingdom)
2.97%                                                                             (s)         05/02/05    55,000        55,000,000

Societe Generale, New York Branch (France)
2.97%                                                                             (t)         05/02/05    55,000        55,000,000

Wachovia Securities, Inc.
3.07%                                                                             (u)         05/02/05    60,000        60,000,000

WestLB A.G., New York Branch (Germany)
2.97%                                                                             (v)         05/02/05    55,000        55,000,000
                                                                                                                   ===============
TOTAL REPURCHASE AGREEMENTS (Cost $485,948,809)                                                                        485,948,809
                                                                                                                   ===============

TOTAL INVESTMENTS--100.00% (Cost $1,281,908,230)                                  (w)                                1,281,908,230
                                                                                                                   ===============

      Investment Abbreviations:

      CEP                        Credit Enhancement Provider
      IDR                        Industrial Development Revenue Bonds
      LOC                        Letter of Credit
      MTN                        Medium Term Notes
      RB                         Revenue Bonds
      Unsec.                     Unsecured

      Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.

MKT-QTR-1

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2005 was $507,940,726, which represented 39.62% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Interest rate is redetermined monthly. Rate shown is the rate in effect on April 30, 2005.

(d) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(e) Security considered to be illiquid; the portfolio is limited to investing 10% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at April 30, 2005 was $90,000,000, which represented 7.02% of the Fund's Total Investments.

(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on April 30, 2005.

(g) Investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(h) Interest rate is redetermined daily. Rate shown is the rate in effect on April 30, 2005.

(i) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand.

(j) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(k) Principal and/or interest payments are secured by bond insurance provided by MBIA Insurance Corp.

(l) Interest rate is redetermined weekly. Rate shown is the rate in effect on April 30, 2005.

(m) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(n) Repurchase agreement entered into 04/29/05 with a maturing value of $60,015,300. Collateralized by $62,244,737 corporate obligations, 4.00% to 9.25% due 10/15/09 to 03/10/35 with an aggregate market value at 04/30/05 of $63,000,001.

(o) Joint repurchase agreement entered into 04/29/05 with an aggregate maturing value of $1,000,247,500. Collateralized by $1,206,151,597 U.S. Government obligations, 3.23% to 6.50% due 08/01/14 to 05/01/35 with an aggregate market value at 04/30/05 of $1,020,000,001. The amount to be received upon repurchase by the Fund is $25,955,231.

(p) Repurchase agreement entered into 04/29/05 with a maturing value of $60,015,300. Collateralized by $59,613,485 corporate and municipal obligations, 3.85% to 5.75% due 11/06/08 to 12/01/34 with an aggregate market value at 04/30/05 of $63,000,001.

(q) Repurchase agreement entered into 04/29/05 with a maturing value of $60,015,300. Collateralized by $61,808,712 corporate obligations, 0% due 03/25/20 to 11/10/41 with an aggregate market value at 04/30/05 of $63,000,000.

(r) Joint repurchase agreement entered into 04/29/05 with an aggregate maturing value of $250,061,875. Collateralized by $249,784,028 U.S. Government obligations, 4.50% to 6.50% due 05/01/17 to 09/01/34 with an aggregate market value at 04/30/05 of $255,000,000. The amount to be received upon repurchase by the Fund is $55,013,613.

(s) Joint repurchase agreement entered into 04/29/05 with an aggregate maturing value of $500,123,750. Collateralized by $537,349,000 U.S. Government obligations, 0% to 7.13% due 07/15/05 to 04/15/30 with an aggregate market value at 04/30/05 of $510,003,563. The amount to be received upon repurchase by the Fund is $55,013,613.

(t) Joint repurchase agreement entered into 04/29/05 with an aggregate maturing value of $250,061,875. Collateralized by $322,875,958 U.S. Government obligations, 0% to 6.25% due 05/23/06 to 12/01/34 with an aggregate market value at 04/30/05 of $255,675,081. The amount to be received upon repurchase by the Fund is $55,013,613.

(u) Joint repurchase agreement entered into 04/29/05 with an aggregate maturing value of $500,127,917. Collateralized by $497,292,903 corporate obligations, 0% to 9.50% due 05/15/05 to 03/15/46 with an aggregate market value at 04/30/05 of $525,000,001. The amount to be received upon repurchase by the Fund is $60,015,350.

(v) Joint repurchase agreement entered into 04/29/05 with an aggregate maturing value of $200,049,500. Collateralized by $199,821,874 U.S. Government and Treasury obligations, 2.63% to 9.88% due 01/15/08 to 12/01/43 with an aggregate market value at 04/30/05 of $204,000,000. The amount to be received upon repurchase by the Fund is $55,013,613.

(w)   Also represents cost for federal income tax purposes.

       See accompanying notes which are an integral part of this schedule.

MKT-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

MKT-QTR-1

                            AIM MUNICIPAL BOND FUND

           Quarterly Schedule of Portfolio Holdings - April 30, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com                MBD-QTR-1 4/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)

                                                                                       RATINGS (a)             PAR       MARKET
                                                                                  S&P             MOODY'S     (000)       VALUE
                                                                                 ------           -------    -------   -----------
MUNICIPAL OBLIGATIONS--100.00%

ALABAMA--2.03%

Alabama (State of) Public School & College Authority; Capital
Improvement Series 1999 C RB
    5.75%, 07/01/17                                                   (b)         AA                  Aa3    $ 1,400   $ 1,558,620

Birmingham (City of) Special Care Facilities Financing Authority
(Children's Hospital of Alabama); Health Care Facility Series 2002
RB
    5.38%, 06/01/23                                                   (b)(c)     AAA                  Aaa      1,500     1,615,425

Courtland (City of) Industrial Development Board (Champion
International Corp. Project); Refunding Environmental
Improvement Series 1996 RB
    6.40%, 11/01/26                                                   (b)(d)      --                 Baa2      2,315     2,435,195

Jefferson (County of); Prerefunded Capital Improvement Sewer
Series 2001 A RB Wts.
    5.00%, 02/01/11                                                   (b)(e)(f)  AAA                  Aaa        775       851,492

Jefferson (County of); School Limited Tax Series 2000 GO Wts.
    5.50%, 02/15/20                                                   (b)(c)     AAA                  Aaa      1,250     1,358,525

Lauderdale (County of) & Florence (City of) Health Care Authority
(Coffee Health Group); Series 2000 A RB
    6.00%, 07/01/29                                                   (b)(c)     AAA                  Aaa      1,000     1,125,620

University of Alabama; Series 2004 A RB
    5.00%, 07/01/29                                                   (b)(c)     AAA                  Aaa      1,000     1,051,700
                                                                                                                       ===========
                                                                                                                         9,996,577
                                                                                                                       ===========

ALASKA--0.43%

Alaska (State of) Housing Finance Corp. (State Building Lease);
Series 1999 RB
    5.75%, 04/01/17                                                   (b)(c)     AAA                  Aaa      2,000     2,125,200
                                                                                                                       ===========

AMERICAN SAMOA--0.28%

American Samoa (Territory of); Refunding Unlimited Tax Series
2000 GO
    6.00%, 09/01/08                                                   (b)(c)       A                   --      1,280     1,371,648
                                                                                                                       ===========

MBD-QTR-1

                                                                                       RATINGS (a)             PAR       MARKET
                                                                                   S&P            MOODY'S     (000)      VALUE
                                                                                 ----------       -------    -------   ---------
ARIZONA--0.86%

Phoenix (City of) Civic Improvement Corp. (Waste Water System);
Jr. Lien 2000 RB
    5.70%, 07/01/08                                                   (b)(c)        AAA               Aaa    $ 1,055   $ 1,144,158

Pima (County of) Unified School District (No. 10 Amphitheater
School District); School Improvement Unlimited Tax Series
1992 E GO
    6.50%, 07/01/05                                                   (b)           A+                 A2      3,100     3,118,166
                                                                                                                       ===========
                                                                                                                         4,262,324
                                                                                                                       ===========

ARKANSAS--0.33%

North Little Rock (City of) Health Facilities Board (Baptist
Health); Health Care Series 2001 RB
    5.70%, 07/01/22                                                   (b)           A+                 --        500       525,675

Van Buren (County of); Refunding & Construction Sales & Use Tax
Series 2000 RB
    5.60%, 12/01/25                                                   (b)(c)        --                Aaa      1,000     1,092,790
                                                                                                                       ===========
                                                                                                                         1,618,465
                                                                                                                       ===========

CALIFORNIA--2.07%

ABAG Finance Authority for Non-Profit Corps. (Lincoln Glen Manor
for Senior Citizens); Series 2000 COP (CEP-Cal-Mortgage)
    6.10%, 02/15/25                                                   (b)           A                  --      1,000     1,069,090

ABAG Finance Authority for Non-Profit Corps. (Lytton Gardens Inc.);
Series 1999 COP (CEP-Cal-Mortgage)
    6.00%, 02/15/19                                                   (b)           A                  --      1,585     1,704,731

ABAG Finance Authority for Non-Profit Corps. (Odd Fellows Home
of California); Series 1999 COP (CEP-Cal-Mortgage)
    6.00%, 08/15/24                                                   (b)           A                  --      1,000     1,061,700

Big Bear Lake (City of); Refunding Water Series 1996 RB
    6.00%, 04/01/22                                                   (b)(c)        AAA               Aaa      2,000     2,451,820

California (State of) Department of Water Resources; Power Supply
Series 2002 A RB
    5.38%, 05/01/22                                                   (b)           BBB+               A2      1,000     1,080,550

California (State of) Educational Facilities Authority (Fresno
Pacific University); Series 2000 A RB
    6.05%, 03/01/11                                                   (b)           --               Baa3      1,350     1,500,241

Foothill/Eastern Corridor Agency (California Toll Road Project);
Sr. Lien Series 1995 A RB
    6.00%, 01/01/10                                                   (b)(e)(f)     AAA               Aaa        400       453,276

Los Angeles (County of); Series 2001 RB 5.15%, 02/12/06 (Acquired
03/29/01; Cost $94,391)                                               (b)(g)(h)(i)  --                 --         94        94,757

MBD-QTR-1

                                                                                       RATINGS (a)             PAR       MARKET
                                                                                     S&P          MOODY'S     (000)      VALUE
                                                                                 ----------       -------    -------   -----------
CALIFORNIA-(CONTINUED)

Sacramento (City of) Financing Authority (Convention Center Hotel);
 Sr. Series 1999 A RB
    6.25%, 01/01/30                                                   (b)(h)      --                   --    $   750   $   794,025
                                                                                                                       ===========
                                                                                                                        10,210,190
                                                                                                                       ===========

COLORADO--3.02%

Aurora (City of); Public Improvement Series 2000 COP
    5.50%, 12/01/30                                                   (b)(c)     AAA                  Aaa      3,330     3,615,381

Colorado (State of) E-470 Public Highway Authority; Sr. Series
2000 A RB
    5.75%, 09/01/35                                                   (b)(c)     AAA                  Aaa      1,000     1,124,500

Colorado (State of) Educational & Cultural Facilities Authority
(Charter School-Peak to Peak Project); Refunding & Improvement
Series 2004 RB (CEP-XL Capital Ltd.)
    5.25%, 08/15/24                                                   (b)        AAA                  Aaa      1,475     1,605,936

Colorado (State of) Health Facilities Authority (Exempla Inc.);
Series 2002 A RB
    5.50%, 01/01/23                                                   (b)         A-                   A1      2,850     3,030,832

Colorado (State of) Health Facilities Authority (Exempla Inc.);
Series 2002 A RB
    5.63%, 01/01/33                                                   (b)         A-                   A1      2,000     2,099,340

Denver (City of) Health & Hospital Authority; Refunding Health
Care Series 2004 A RB
    6.25%, 12/01/33                                                   (b)        BBB                 Baa3        750       807,600

Meridian Metropolitan District; Refunding & Improvement Unlimited
Tax Series 2001 B GO
    5.00%, 12/01/25                                                   (b)(c)      AA                   --      1,000     1,029,870

Northwest Parkway Public Highway Authority; Sr. Series 2001 A RB
    5.25%, 06/15/41                                                   (b)(c)     AAA                  Aaa      1,000     1,056,030

University of Colorado; Hospital Authority Series 2001 A RB
    5.60%, 11/15/31                                                   (b)         --                   A3        500       521,050
                                                                                                                       ===========
                                                                                                                        14,890,539
                                                                                                                       ===========

CONNECTICUT--3.29%

Connecticut (State of) (Bradley International Airport); Special
Obligation Parking Series 2000 A RB
    6.60%, 07/01/24                                                   (b)(c)(d)    A                   --      1,250     1,357,250

Connecticut (State of) (Transportation Infrastructure); Special
Obligation Tax Series 1991 B RB
    6.50%, 10/01/10                                                   (b)        AA-                   A1        530       613,358

MBD-QTR-1

                                                                                       RATINGS (a)             PAR       MARKET
                                                                                     S&P          MOODY'S     (000)      VALUE
                                                                                 ----------       -------    -------   -----------
CONNECTICUT-(CONTINUED)

Connecticut (State of) (Transportation Infrastructure); Special
Obligation Tax Series 1991 B RB
    6.50%, 10/01/12                                                   (b)        AA-                   A1    $ 1,500   $ 1,792,455

Connecticut (State of) Area Cooperative Educational Services
(Staff Development/Administration Facilities); Unlimited Tax
Series 1999 GO
    5.63%, 07/15/19                                                   (b)(c)       A                           1,060     1,102,972

Connecticut (State of) Health & Educational Facilities Authority
(Bridgeport Hospital); Series 1992 A RB
    6.63%, 07/01/18                                                   (b)(c)     AAA                  Aaa        500       502,465

Connecticut (State of) Health & Educational Facilities Authority
(Loomis Chaffee School); Series 2001 D RB
    5.25%, 07/01/31                                                   (b)         --                   A2      1,000     1,070,320

Connecticut (State of) Health & Educational Facilities Authority
(William W. Backus Hospital); Series 1997 D RB
    5.75%, 07/01/27                                                   (b)(c)     AAA                   --      1,000     1,072,490

Connecticut (State of) Housing Finance Authority (Group Home
Mortgage); Special Obligation Series 2000 GH-5 RB
    5.85%, 06/15/30                                                   (b)(c)     AAA                  Aaa        500       533,810

Connecticut (State of) Housing Finance Authority (Housing Mortgage
Finance Program); Series 1996 C-1 RB
    6.30%, 11/15/17                                                   (b)        AAA                  Aaa      1,270     1,317,396

Connecticut (State of) Housing Finance Authority (Housing Mortgage
Finance Program); Series 1996 C-2 RB
    6.25%, 11/15/18                                                   (b)        AAA                  Aaa        750       777,615

Connecticut (State of) Housing Finance Authority (Housing Mortgage
Finance Program); Series 1996 G RB
    6.00%, 11/15/27                                                   (b)(d)     AAA                  Aaa      1,000     1,036,240

Connecticut (State of) Housing Finance Authority (Housing Mortgage
Finance Program); Series 1998 C RB
    5.50%, 11/15/35                                                   (b)(d)     AAA                  Aaa      1,775     1,834,959

Manchester (City of) Eighth Utilities District; Unlimited Tax
Series 1991 GO
    6.75%, 08/15/06                                                   (b)         --                  Aa3        180       188,779

Mansfield (City of); Unlimited Tax Series 1990 GO
    6.00%, 06/15/07                                                   (b)         --                  Aa3        100       106,478

MBD-QTR-1


                                                                                       RATINGS (a)             PAR       MARKET
                                                                                   S&P            MOODY'S     (000)       VALUE
                                                                                 -------          -------    -------   -----------
CONNECTICUT-(CONTINUED)

New Britain (City of); Unlimited Tax Series 1992 GO
    6.00%, 02/01/11                                                   (b)(c)     AAA                  Aaa    $   400   $   459,428

North Canaan (City of); Unlimited Tax Series 1991 GO
    6.50%, 01/15/10                                                   (b)         --                   A3        125       142,791

North Canaan (City of); Unlimited Tax Series 1991 GO
    6.50%, 01/15/11                                                   (b)         --                   A3        125       146,747

Somers (City of); Unlimited Tax Series 1990 GO
    6.00%, 12/01/10                                                   (b)         --                   A1        190       216,649

University of Connecticut; Student Fee Series 2000 A RB
    6.00%, 11/15/10                                                   (b)(e)(f)  NRR                  NRR      1,325     1,527,155

Westbrook (City of); Unlimited Tax Series 1992 GO
    6.40%, 03/15/10                                                   (b)(c)     AAA                  Aaa        380       436,935
                                                                                                                       ===========
                                                                                                                        16,236,292
                                                                                                                       ===========

DELAWARE--0.06%

Delaware (State of) Economic Development Authority (Osteopathic
Hospital Association); Series 1993 A RB
    6.75%, 01/01/13                                                   (b)(e)     NRR                  Aaa        250       295,245
                                                                                                                       ===========

DISTRICT OF COLUMBIA--0.49%

District of Columbia (George Washington University); Series
2001 A RB
    5.13%, 09/15/31                                                   (b)(c)     AAA                  Aaa      1,000     1,041,500

District of Columbia (Gonzaga College High School); Series
1999 RB
    5.38%, 07/01/19                                                   (b)(c)     AAA                  Aaa      1,055     1,139,168

District of Columbia (Mandarin Oriental Hotel Project); Tax
Increment Series 2002 TAN
    5.25%, 07/01/22                                                   (b)(c)     AAA                  Aaa        200       214,774
                                                                                                                       ===========
                                                                                                                         2,395,442
                                                                                                                       ===========

FLORIDA--1.22%

Crossings at Fleming Island Community Development District;
Refunding Special Assessment Series 2000 B RB
    5.80%, 05/01/16                                                   (b)(c)     AAA                  Aaa      1,000     1,123,660

Jacksonville (City of) Health Facilities Authority (Ascension
Health Credit Group); Series 2002 A RB
    5.25%, 11/15/32                                                   (b)         AA                  Aa2      1,500     1,574,610

MBD-QTR-1

                                                                                   RATINGS (a)       PAR           MARKET
                                                                                  S&P   MOODY'S     (000)          VALUE
                                                                                  ---   -------   ----------    -----------
FLORIDA-(CONTINUED)

Miami-Dade (County of) (Miami International Airport); Aviation
Series 2000 B RB
    5.75%, 10/01/29                                                 (b)(c)        AAA     Aaa     $    2,000    $ 2,224,980

Sunrise (City of) Utility System; Refunding Series 1998 RB
    5.00%, 10/01/28                                                 (b)(c)        AAA     Aaa          1,000      1,073,900
                                                                                                                ===========
                                                                                                                  5,997,150
                                                                                                                ===========

GEORGIA--0.44%

Gwinnett (County of) Water & Sewer Authority; Series 2002 RB
    5.25%, 08/01/24                                                 (b)           AAA     Aaa          2,000      2,160,940
                                                                                                                ===========

ILLINOIS--6.27%

Bellwood (City of); Unlimited Tax Series 2002 GO
    5.25%, 12/01/25                                                 (b)(c)         --     Aaa          1,000      1,075,550

Chicago (City of) (Cottage View Terrace Apartments); FHA/GNMA
Collateralized Multi-Family Housing Series 2000 A RB (CEP-GNMA)
    6.13%, 02/20/42                                                 (b)(d)        AAA      --          1,560      1,638,920

Chicago (City of); Project & Refunding Unlimited Tax Series
2000 C GO
    5.50%, 01/01/40                                                 (b)(c)        AAA     Aaa          2,750      2,981,550

Chicago (City of); Project & Refunding Unlimited Tax Series
2001 A GO
    5.25%, 01/01/33                                                 (b)(c)        AAA     Aaa          3,940      4,149,844

Chicago (City of); Special Transportation Series 2001 RB
    5.25%, 01/01/27                                                 (b)(e)(f)     AAA     Aaa          1,000      1,075,410

Cook (County of); Capital Improvement Unlimited Tax Series
2004 B GO
    5.00%, 11/15/29                                                 (b)(c)        AAA     Aaa          1,000      1,050,260

Freeport (City of); Sewer System Improvements Unlimited Tax
Series 2000 GO
    6.00%, 12/01/10                                                 (b)(e)(f)     AAA     Aaa          1,000      1,150,830

Illinois (State of) Department of Central Management
Services; Series 1999 COP
    5.85%, 07/01/19                                                 (b)(c)        AAA     Aaa          1,750      1,941,135

Illinois (State of) Development Finance Authority (Adventist
Health Systems Project); Series 1997 A RB
    6.00%, 11/15/11                                                 (b)(c)        AAA     Aaa          2,500      2,885,550

Illinois (State of) Development Finance Authority (Catholic
Charities Housing Development); Series 1995 RB
    6.35%, 01/01/25                                                 (b)(h)         --      --          1,500      1,504,200

MBD-QTR-1

                                                                                   RATINGS (a)        PAR             MARKET
                                                                                  S&P   MOODY'S      (000)            VALUE
                                                                                  ---   -------   ------------     ------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities Authority
(Northwestern University); Adjustable Rate Medium Term
 Series 1997 RB
    5.25%, 11/01/14                                                 (b)(f)        AA+     Aa1     $      1,000     $  1,107,910

Illinois (State of) Educational Facilities Authority (Robert
Morris College); Series 2000 RB
    5.75%, 06/01/20                                                 (b)(c)         --     Aaa            1,305        1,388,925

Illinois (State of) Educational Facilities Authority (Robert
Morris College); Series 2000 RB
    5.80%, 06/01/30                                                 (b)(c)         --     Aaa            1,000        1,047,590

Illinois (State of) Health Facilities Authority
(Blessing Hospital); Series 1999 A RB
    6.00%, 11/15/19                                                 (b)(c)        AAA     Aaa            1,000        1,119,890

Illinois (State of) Health Facilities Authority (Evangelical
Hospital Corp.); Refunding Series 1992 A RB
    6.25%, 04/15/22                                                 (b)(e)        NRR     Aaa            1,000        1,212,080

Illinois (State of) Health Facilities Authority (Evangelical
Hospital Corp.); Series 1992 C RB
    6.25%, 04/15/22                                                 (b)(e)        NRR     NRR            1,150        1,393,892

Metropolitan Pier & Exposition Authority (McCormick Place
Expansion); Capital Appreciation Dedicated State Tax
Series 2002 A RB
    6.62%, 06/15/30                                                 (b)(c)(j)     AAA     Aaa            1,000          290,020

Metropolitan Pier & Exposition Authority (McCormick
Place Expansion); Dedicated State Tax Series 2002 A RB
    5.25%, 06/15/42                                                 (b)(c)        AAA     Aaa            1,000        1,060,230

Tazewell (County of) Community High School District No.
303 (Pekin); Prerefunded Unlimited Tax Series 1996 GO
    5.63%, 01/01/07                                                 (b)(e)(f)     AAA     Aaa            1,275        1,334,185

Tazewell (County of) Community High School District No.
303 (Pekin); Unrefunded Unlimited Tax Series 1996 GO
    5.63%, 01/01/14                                                 (b)(c)        AAA     Aaa              160          166,685

Will (County of) School District No. 122 (New Lenox);
Prerefunded Unlimited Tax Series 2000 A GO
    6.50%, 11/01/10                                                 (b)(e)(f)     NRR     Aaa              510          595,823

Will (County of) School District No. 122 (New Lenox);
Prerefunded Unlimited Tax Series 2000 A GO
    6.50%, 11/01/10                                                 (b)(e)(f)     NRR     Aaa               80           93,462

Will (County of) School District No. 122 (New Lenox);
Unrefunded Unlimited Tax Series 2000 A GO
    6.50%, 11/01/14                                                 (b)(c)         --     Aaa              575          670,496
                                                                                                                   ============
                                                                                                                     30,934,437
                                                                                                                   ============

MBD-QTR-1

                                                                                    RATINGS (a)         PAR             MARKET
                                                                                  S&P     MOODY'S      (000)            VALUE
                                                                                  ----    -------   ------------     -----------
INDIANA--5.19%

East Allen (County of) Multi-School Building Corp.; First
Mortgage Series 2000 RB
    5.75%, 01/15/10                                                 (b)(e)(f)      AAA      Aaa     $        735     $    820,517

Hancock (County of) & Mount Vernon (City of) Multi-School
Building Corp.; First Mortgage Series 2001 RB (CEP-State
Aid Withholding)
    5.45%, 07/15/22                                                 (b)            AA-       --            1,000        1,090,860

Indiana (State of) Bond Bank; Special Program Series 2000 A RB
    5.90%, 02/01/14                                                 (b)(c)         AAA      Aaa            1,000        1,122,230

Indiana (State of) Transportation Finance Authority;
Prerefunded Highway Series 2000 RB
    5.38%, 12/01/10                                                 (b)(e)(f)      NRR      NRR              435          483,181

Indiana (State of) Transportation Finance Authority;
Unrefunded Highway Series 2000 RB
    5.38%, 12/01/25                                                 (b)            AA-      Aa2            1,565        1,686,929

Indianapolis (City of) Local Public Improvement Bond Bank
(Waterworks Project); Series 2002 A RB
    5.25%, 07/01/33                                                 (b)(c)         AAA      Aaa            1,000        1,056,680

Lafayette (City of); Sewer Series 2002 RB
    5.15%, 07/01/24                                                 (b)(c)         AAA      Aaa            1,000        1,072,640

Northern Wells (City of) Community School Building Corp.;
First Mortgage Series 2002 RB
    5.40%, 07/15/23                                                 (b)(c)         AAA      Aaa              500          541,745

Petersburg (City of) (Indiana Power & Light Co.); Refunding
Series 1991 PCR
    5.75%, 08/01/21                                                 (b)           BBB-     Baa2            4,000        4,224,200

Petersburg (City of) Pollution Control (Indiana Power &
Lighting Co.); Refunding Series 1993 B PCR
    5.40%, 08/01/17                                                 (b)(c)         AAA      Aaa            9,850       11,328,583

St. Joseph (County of) Hospital Authority (Memorial Health
System); Health System Series 2000 RB
    5.63%, 08/15/33                                                 (b)(c)         AAA      Aaa            1,000        1,075,050

Wa-Nee Middle School Building Corp.; First Mortgage Unlimited
Tax Series 2001 GO
    5.50%, 01/15/20                                                 (b)(c)         AAA      Aaa            1,000        1,097,070
                                                                                                                     ============
                                                                                                                       25,599,685
                                                                                                                     ============

MBD-QTR-1

                                                                                   RATINGS (a)        PAR             MARKET
                                                                                  S&P   MOODY'S      (000)            VALUE
                                                                                  ---   -------   ------------     -----------
KANSAS--0.36%

Overland Park (City of) Development Corp. (First Tier-Overland
Park Project); Series 2001 A RB
    7.38%, 01/01/32                                                 (b)(h)         --      --     $      1,635     $  1,791,895
                                                                                                                   ============

KENTUCKY--0.09%

Jefferson (County of) (Beverly Enterprises Project);
Refunding Health Facilities Series 1999 RB
    5.88%, 05/01/08                                                 (b)(h)         --      --              460          460,110
                                                                                                                   ============

LOUISIANA--6.70%

Lafayette (City of); Public Improvement Sales Tax Series
2000 A RB
    5.50%, 03/01/23                                                 (b)(c)        AAA     Aaa            2,360        2,570,205

Louisiana (State of) Local Government Environmental Facilities
& Community Development Authority (Parking Facilities Corp.
Garage Project); Series 2001 A RB
    5.20%, 10/01/20                                                 (b)(c)        AAA     Aaa            1,760        1,885,470

Louisiana (State of) Local Government Environmental Facilities
& Community Development Authority; Capital Projects & Equipment
Acquisitions Series 2000 A RB
    6.55%, 09/01/25                                                 (b)(c)          A      --           12,040       13,897,772

Louisiana (State of) Local Government Environmental Facilities
& Community Development Authority; Capital Projects & Equipment
Acquisitions Series 2000 A RB
    6.30%, 07/01/30                                                 (b)(c)        AAA     Aaa            4,000        4,497,800

Louisiana (State of) Public Facilities Authority (Ochsner
Clinic Foundation Project); Series 2002 B RB
    5.50%, 05/15/32                                                 (b)            --      A3            1,000        1,046,180

Louisiana (State of) Public Facilities Authority (Tulane
University); Series 1996 RB
    6.00%, 10/01/16                                                 (b)(e)(f)     AAA     Aaa            2,500        2,662,050

Louisiana (State of) Public Facilities Authority (Tulane
University); Series 2002 A RB
    5.13%, 07/01/27                                                 (b)(c)        AAA     Aaa            2,100        2,212,266

Ouachita (Parish of) Hospital Service District No. 1 (Glenwood
Regional Medical Center); Refunding Hospital Series 1996 RB
    5.70%, 05/15/16                                                 (b)(c)        AAA     Aaa            1,000        1,102,110

MBD-QTR-1

                                                                                   RATINGS (a)        PAR             MARKET
                                                                                  S&P   MOODY'S      (000)            VALUE
                                                                                  ---   -------   ------------     -----------
LOUISIANA-(CONTINUED)

St. John Baptist (Parish of) Sales Tax District; Series 1987 RB
    7.60%, 01/01/08                                                    (b)(e)     NRR     NRR     $        500     $    558,405

St. John Baptist (Parish of) Sales Tax District; Series 1987 RB
    7.60%, 01/01/09                                                    (b)(e)     NRR     NRR              500          577,215

Tangipahoa (Parish of) Hospital Service District No. 1 (North
Oaks Medical Center Project); Refunding Hospital Series 2003 A RB
    5.00%, 02/01/25                                                    (b)          A      --            1,000        1,022,380

Tangipahoa (Parish of) Hospital Service District No. 1 (North
Oaks Medical Center Project); Refunding Hospital Series 2003 A RB
    5.00%, 02/01/30                                                    (b)          A      --            1,000        1,027,100
                                                                                                                   ============
                                                                                                                     33,058,953
                                                                                                                   ============

MAINE--0.27%

Maine (State of) Housing Authority; Mortgage Series 1999 E-1 RB
    5.85%, 11/15/20                                                    (b)        AA+     Aa1            1,305        1,356,952
                                                                                                                   ============

MARYLAND--0.21%

Maryland (State of) Health & Higher Educational Facilities
Authority (University of Maryland Medical System); Series 2001 RB
    5.25%, 07/01/28                                                    (b)          A      A3            1,000        1,035,540
                                                                                                                   ============

MASSACHUSETTS--3.03%

Boston (City of) Water & Sewer Commission; Sr. Series 1993 A RB
    5.25%, 11/01/19                                                    (b)(c)     AAA     Aaa            5,385        6,145,416

Massachusetts (State of) Bay Transportation Authority; Sr.
Sales Tax Series 2002 A RB
    5.00%, 07/01/32                                                    (b)        AAA     Aa2            1,500        1,557,465

Massachusetts (State of) Development Finance Agency (Boston
University); Series 1999 P RB
    6.00%, 05/15/59                                                    (b)       BBB+      A3            4,500        5,337,045

Massachusetts (State of) Development Finance Agency (College
Issue); Series 2003 B RB (CEP-XL Capital Ltd.)
    5.25%, 07/01/33                                                    (b)        AAA     Aaa            1,000        1,067,570

MBD-QTR-1

                                                                                     RATINGS (a)        PAR             MARKET
                                                                                    S&P   MOODY'S      (000)            VALUE
                                                                                    ---   -------   ------------     -----------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of); Consumer Lien Limited Tax Series
2000 A GO
    5.75%, 02/01/09                                                   (b)           AA-     Aa2     $        785     $    858,500
                                                                                                                     ============
                                                                                                                       14,965,996
                                                                                                                     ============

MICHIGAN--6.12%

Allegan (City of) Public School District Unlimited Tax Series
2000 GO
    5.75%, 05/01/30                                                   (b)(c)        AAA     Aaa              500          561,575

Almont (City of) Community Schools; Refunding School Building
& Site Unlimited Tax Series 2002 GO
    5.00%, 05/01/27                                                   (b)           AA+     Aa2            1,000        1,047,030

Bullock Creek School District; Unlimited Tax Series 2000 GO
    5.50%, 05/01/10                                                   (b)(e)(f)     NRR     NRR            1,000        1,109,220

Caledonia (City of) Community Schools; Unlimited Tax Series
2000 GO
    5.50%, 05/01/23                                                   (b)(c)        AAA     Aaa            1,000        1,111,670

Chippewa Valley Schools; Refunding Unlimited Tax Series 2002 GO
    5.13%, 05/01/27                                                   (b)           AA+     Aa2            1,000        1,056,780

Detroit (City of) Water Supply System; Prerefunded Sr. Lien
Series 2001 A RB
    5.25%, 07/01/11                                                   (b)(e)(f)     AAA     Aaa            1,655        1,842,230

Detroit (City of) Water Supply System; Sr. Lien Series 2001 A RB
    5.00%, 07/01/30                                                   (b)(c)        AAA     Aaa            5,000        5,165,450

Detroit (City of) Water Supply System; Unrefunded Sr. Lien Series
2001 A RB
    5.25%, 07/01/33                                                   (b)(c)        AAA     Aaa            1,845        1,942,914

Jackson (City of) Brownfield Redevelopment Authority; Tax
Increment Series 2002 TAN
    5.13%, 06/01/24                                                   (b)(c)        AAA     Aaa            1,000        1,064,260

Lake Orion (City of) Community School District; Unlimited Tax
Series 2000 A GO
    6.00%, 05/01/10                                                   (b)(e)(f)     AAA     Aaa              500          564,850

Lincoln Park (City of) School District; Unlimited Tax
Series 1996 GO
    6.00%, 05/01/06                                                   (b)(e)(f)     AAA     Aaa            1,210        1,260,832

Michigan (State of) Hospital Finance Authority (Ascension Health
Credit); Series 1999 A RB
    5.50%, 11/15/07                                                   (b)(c)        AAA     Aaa            3,000        3,187,440

MBD-QTR-1

                                                                                     RATINGS (a)        PAR             MARKET
                                                                                   S&P    MOODY'S      (000)            VALUE
                                                                                   ---    -------   ------------     -----------
MICHIGAN-(CONTINUED)

Michigan (State of) Hospital Finance Authority (Marquette
General Hospital Obligation Group); Series 2005 A RB
    5.00%, 05/15/34                                                  (b)            --     Baa1     $        860     $    863,354

Michigan (State of) Municipal Bond Authority (Drinking Water
Revolving Fund); Series 2000 RB
    5.50%, 10/01/10                                                  (b)(e)(f)     AAA      Aaa            1,000        1,127,100

Michigan (State of) Public Power Agency (Combustion Turbine No.
1 Project); Series 2001 A RB
    5.25%, 01/01/24                                                  (b)(c)        AAA      Aaa            2,500        2,688,525

Newaygo (City of) Public Schools; Unlimited Tax Series 2000 GO
    5.50%, 05/01/21                                                  (b)           AA+      Aa2            1,000        1,111,670

Ypsilanti (City of) School District; Refunding Unlimited Tax
Series 1996 GO
    5.75%, 05/01/07                                                  (b)(e)(f)     AAA      Aaa            2,100        2,220,036

Ypsilanti (City of) School District; Refunding Unlimited Tax
Series 1996 GO
    5.75%, 05/01/07                                                  (b)(e)(f)     AAA      Aaa            2,175        2,299,323
                                                                                                                     ============
                                                                                                                       30,224,259
                                                                                                                     ============

MINNESOTA--0.51%

Minneapolis & St. Paul (Cities of) Metropolitan Airports
Commission (Northwest Airlines Inc. Project); Special Facilities
Series 2001 A RB
    7.00%, 04/01/25                                                  (b)(d)(h)      --       --            1,500        1,369,260

Minneapolis (City of);  Parking Ramp Unlimited Tax Series 2000
A GO
    5.90%, 12/01/20                                                  (b)           AAA      Aa1            1,000        1,137,930
                                                                                                                     ============
                                                                                                                        2,507,190
                                                                                                                     ============

MISSISSIPPI--1.24%

Mississippi (State of) Higher Education Assistance Corp.;
Sub-Series 1994 C RB (CEP-Gtd. Student Loans)
    7.50%, 09/01/09                                                  (b)(d)         --       A2            5,000        5,055,800

Mississippi (State of) Hospital Equipment & Facilities Authority
(Forrest County General Hospital Project); Series 2000 RB
    5.50%, 01/01/27                                                  (b)(c)         --      Aaa            1,000        1,079,000
                                                                                                                     ============
                                                                                                                        6,134,800
                                                                                                                     ============

MBD-QTR-1

                                                                                 RATINGS (a)        PAR             MARKET
                                                                                S&P   MOODY'S      (000)            VALUE
                                                                                ---   -------   ------------     -----------
MISSOURI--1.13%

Missouri (State of) Environmental Improvement & Energy Resources
Authority (State Revolving Fund); Unrefunded Water Series 1995
C PCR
    5.85%, 01/01/10                                                  (b)         --     Aaa     $        270     $    274,360

Missouri (State of) Health & Educational Facilities Authority
(Washington University Project); Educational Facilities Series
2001 A RB
    5.13%, 06/15/41                                                  (b)        AAA     Aa1            4,000        4,171,200

Missouri (State of) Housing Development Commission; Multifamily
Housing Series 2001 II RB (CEP-FHA)
    5.38%, 12/01/18                                                  (b)         AA      --              585          617,070

Nixa (City of) Electric System; Series 2005 RB (CEP-XL Capital
Ltd.)
    5.00%, 04/01/25                                                  (b)        AAA     Aaa              500          518,480
                                                                                                                 ============
                                                                                                                    5,581,110
                                                                                                                 ============

NEBRASKA--0.22%

Omaha (City of) Public Power District; Electric Series 2002 A RB
    5.20%, 02/01/22                                                  (b)         AA     Aa2            1,000        1,064,630
                                                                                                                 ============

NEVADA--3.78%

Boulder City (City of) (Boulder City Hospital Inc. Project);
Refunding Hospital Series 1998 RB
    5.85%, 01/01/22                                                  (b)(h)      --      --              500          439,420

Clark (County of) (Nevada Power Co. Project); Refunding Series
1992 C IDR
    7.20%, 10/01/22                                                  (b)        BB+     Ba2            1,500        1,524,000

Clark (County of) Bond Bank; Limited Tax Series 2001 GO
    5.00%, 06/01/31                                                  (b)(c)     AAA     Aaa            5,000        5,169,000

Clark (County of); Airport Sub.-Lien Series 2001 B RB
    5.13%, 07/01/21                                                  (b)(c)     AAA     Aaa            2,250        2,389,365

Clark (County of); Airport Sub.-Lien Series 2001 B RB
    5.25%, 07/01/34                                                  (b)(c)     AAA     Aaa            1,500        1,577,115

MBD-QTR-1

                                                                                     RATINGS (a)         PAR             MARKET
                                                                                   S&P     MOODY'S      (000)            VALUE
                                                                                   ----    -------   ------------     -----------
NEVADA-(CONTINUED)

Clark (County of); Airport Sub.-Lien Series 2004 A-2 RB
    5.13%, 07/01/25                                                  (b)(c)         AAA      Aaa     $      1,000     $  1,061,850

Clark (County of); Airport Sub.-Lien Series 2004 A-2 RB
    5.13%, 07/01/27                                                  (b)(c)         AAA      Aaa            1,000        1,055,650

Humboldt (County of) (Sierra Pacific Project); Refunding
Series 1987 PCR
    6.55%, 10/01/13                                                  (b)(c)         AAA      Aaa            3,000        3,071,790

Reno (City of) Redevelopment Agency; Refunding Sub-Series
1995 A TAN
    6.00%, 06/01/10                                                  (b)             --     Baa3            1,185        1,194,196

Truckee Meadows Water Authority; Water Series 2001 A RB
    5.13%, 07/01/30                                                  (b)(c)         AAA      Aaa            1,100        1,151,612
                                                                                                                      ============
                                                                                                                        18,633,998
                                                                                                                      ============

NEW JERSEY--2.45%

New Jersey (State of) Economic Development Authority
(Continental Airlines, Inc. Project); Special Facility
Series 1999 RB
    6.25%, 09/15/29                                                  (b)(d)           B     Caa2            4,750        3,855,290

New Jersey (State of) Economic Development Authority
(Continental Airlines, Inc. Project); Special Facility Series
1999 RB
    6.40%, 09/15/23                                                  (b)(d)           B     Caa2            1,000          849,740

New Jersey (State of) Economic Development Authority
(Continental Airlines, Inc. Project); Special Facility
Series 2000 RB
    7.00%, 11/15/30                                                  (b)(d)           B     Caa2            4,000        3,520,280

New Jersey (State of) Health Care Facilities Financing Authority
(St. Peters University Hospital); Series 2000 A RB
    6.88%, 07/01/20                                                  (b)           BBB+     Baa1              500          556,030

New Jersey (State of) Tobacco Settlement Financing Corp.;
Asset -Backed Series 2002 RB
    5.38%, 06/01/18                                                  (b)            BBB     Baa3            1,500        1,499,235

New Jersey (State of) Transportation Trust Fund Authority
(Transportation System); Series 1999 A RB
    5.50%, 06/15/10                                                  (b)             A+       A1            1,670        1,834,929
                                                                                                                      ============
                                                                                                                        12,115,504
                                                                                                                      ============

NEW MEXICO--0.12%

Las Cruces (City of) South Central Solid Waste Authority;
Environmental Services Series 1995 RB
    5.65%, 06/01/05                                                  (b)(e)(f)      NRR      NRR              575          576,443
                                                                                                                      ============

MBD-QTR-1

                                                                                    RATINGS (a)        PAR             MARKET
                                                                                   S&P   MOODY'S      (000)            VALUE
                                                                                   ---   -------   ------------     -----------
NEW YORK--5.41%

Metropolitan Transportation Authority (Dedicated Tax Fund);
Series 2000 A RB
    5.88%, 04/01/10                                                  (b)(e)(f)     AAA     Aaa     $      1,500     $  1,693,950

Metropolitan Transportation Authority (Service Contract);
Refunding Series 2002 A RB
    5.13%, 01/01/29                                                  (b)           AA-      A2            1,000        1,044,670

New York & New Jersey (States of) Port Authority (Consolidated
Ninety-Third); Series 1994 RB
    6.13%, 06/01/94                                                  (b)           AA-      A1            5,250        6,304,200

New York (City of) Municipal Water Finance Authority;
Prerefunded Water & Sewer System Series 1996 A RB
    5.50%, 06/15/06                                                  (b)(e)(f)     AAA     Aaa              705          733,891

New York (City of) Municipal Water Finance Authority;
Prerefunded Water & Sewer System Series 2000 B RB
    6.00%, 06/15/10                                                  (b)(e)(f)     NRR     NRR              935        1,070,276

New York (City of) Municipal Water Finance Authority;
Unrefunded Water & Sewer System Series 1996 A RB
    5.50%, 06/15/24                                                  (b)(c)        AAA     Aaa              295          305,962

New York (City of) Municipal Water Finance Authority;
Prerefunded Water & Sewer System Series 2000 B RB
    6.00%, 06/15/10                                                  (b)(e)(f)     NRR     NRR              565          643,292

New York (City of) Municipal Water Finance Authority; Water
& Sewer System Series 1997 B RB
    5.75%, 06/15/07                                                  (b)(e)(f)     NRR     NRR            3,850        4,123,466

New York (City of) Triborough Bridge & Tunnel Authority;
General Purpose Series 1992 Y RB
    5.50%, 01/01/17                                                  (b)(e)        AAA     NRR            2,900        3,357,098

New York (City of) Triborough Bridge & Tunnel Authority; General
Purpose Series 1993 B RB
    5.00%, 01/01/20                                                  (b)(e)(f)     AAA     NRR            1,935        2,156,828

New York (City of); Prerefunded Unlimited Tax Series 1996 A GO
    6.25%, 08/01/06                                                  (b)(e)(f)     NRR     NRR            3,035        3,210,332

New York (State of) Dormitory Authority (State University
Educational Facilities); Series 1995 A RB
    6.50%, 05/15/06                                                  (b)           AA-      A2            1,000        1,037,940

New York (State of) Environmental Facilities Corp. (State Water
Revolving Project); Unrefunded Series 1991 E PCR
    6.88%, 06/15/10                                                  (b)           AAA     Aaa            1,000        1,005,600
                                                                                                                    ============
                                                                                                                      26,687,505
                                                                                                                    ============

MBD-QTR-1

                                                                                   RATINGS (a)         PAR             MARKET
                                                                                  S&P    MOODY'S      (000)            VALUE
                                                                                  ----   -------   ------------     -----------
NORTH CAROLINA--1.08%

North Carolina (State of) Eastern Municipal Power Agency; Power
System Series 1993 A RB
    6.13%, 01/01/10                                                 (b)(e)         AAA     Aaa     $      1,500     $  1,697,430

North Carolina (State of) Housing Finance Agency; Single Family
Series 1996 II RB (CEP-FHA)
    6.20%, 03/01/16                                                 (b)             AA     Aa2              260          267,589

North Carolina (State of) Municipal Power Agency (No. 1
Catawba Electric Project); Refunding Series 1990 RB
    6.50%, 01/01/10                                                 (b)(e)(f)      AAA     NRR              260          298,423

North Carolina (State of) Municipal Power Agency (No. 1 Catawba
Electric Project); Refunding Series 1992 RB
    7.25%, 01/01/07                                                 (b)           BBB+      A3            2,890        3,074,498
                                                                                                                    ============
                                                                                                                       5,337,940
                                                                                                                    ============

OHIO--2.98%

Cleveland (City of) Waterworks; Refunding First Mortgage
Series 1993 G RB
    5.50%, 01/01/21                                                 (b)(c)         AAA     Aaa            3,300        3,859,053

Cuyahoga (County of); Refunding Series 2003 A RB
    5.50%, 01/01/29                                                 (b)             A+     Aa3            2,000        2,110,020

Fairfield (City of) School District; Unlimited Tax Series
1995 GO
    6.10%, 12/01/05                                                 (b)(e)(f)      AAA     Aaa            1,000        1,020,690

Findlay (City of); Limited Tax Series 1996 GO
    5.88%, 07/01/06                                                 (b)(e)(f)      NRR     NRR            1,000        1,054,960

Greater Cleveland Regional Transportation Authority;
Refunding Capital Improvement Limited Tax Series 2004 GO
    5.00%, 12/01/23                                                 (b)(c)          --     Aaa            1,220        1,306,193

Montgomery (County of) (Grandview Hospital & Medical Center);
Refunding Hospital Series 1997 RB
    5.50%, 12/01/09                                                 (b)(e)(f)      NRR     NRR            1,000        1,099,370

Ohio (State of) Department of Transportation (Panhandle Rail
Line Project); Series 1992 COP
    6.50%, 04/15/12                                                 (b)(c)         AAA     Aaa              855          857,522

Plain (City of) Local School District; Prerefunded Unlimited
Tax Series 2000 GO
    6.00%, 06/01/11                                                 (b)(e)(f)      NRR     Aaa              410          472,669

Plain (City of) Local School District; Unrefunded Unlimited Tax
Series 2000 GO
    6.00%, 12/01/25                                                 (b)(c)          --     Aaa               90          102,956

MBD-QTR-1

                                                                                    RATINGS (a)        PAR             MARKET
                                                                                   S&P   MOODY'S      (000)            VALUE
                                                                                   ---   -------   ------------     -----------
OHIO-(CONTINUED)

Stark (County of) Lake Ohio Local School District; Unlimited
Tax Series 2000 GO
    5.75%, 12/01/26                                                  (b)(c)        AAA     Aaa     $      2,500     $  2,831,275
                                                                                                                    ============
                                                                                                                      14,714,708
                                                                                                                    ============

OKLAHOMA--2.29%

Jenks (City of) Aquarium Authority; First Mortgage Series
2000 RB
    6.00%, 07/01/10                                                  (b)(e)(f)     NRR     Aaa              800          916,600

Mustang (City of) Improvement Authority; Utility Series 1999 RB
    5.70%, 10/01/19                                                  (b)(c)         --     Aaa            1,500        1,673,145

Oklahoma (State of) Development Finance Authority (St. John
Health System); Refunding Series 1999 RB
    5.75%, 02/15/18                                                  (b)            AA     Aa3              675          737,235

Oklahoma (State of) Development Finance Authority (St. John
Health System); Refunding Series 1999 RB
    5.75%, 02/15/25                                                  (b)            AA     Aa3            1,750        1,883,543

Oklahoma City (City of) Airport Trust; Jr. Lien 27th Series
2000 A RB
    5.13%, 07/01/20                                                  (b)(c)        AAA     Aaa            2,575        2,722,213

Tulsa (City of) Industrial Authority (St. John's Medical
Center Project); Hospital Series 1994 RB
    6.25%, 02/15/06                                                  (b)(e)(f)     NRR     NRR            2,000        2,055,940

Tulsa (City of) Public Facilities Authority; Capital Improvement
Series 1988 B RB
    6.00%, 03/01/08                                                  (b)            AA      --            1,305        1,310,272
                                                                                                                    ============
                                                                                                                      11,298,948
                                                                                                                    ============

OREGON--0.18%

Cow Creek Band Umpqua Tribe of Indians; Series 1998 B RB
    5.10%, 07/01/12 (Acquired 08/18/98; Cost $897,723)               (b)(c)(g)     AAA     Aaa              900          913,473
                                                                                                                    ============

PENNSYLVANIA--1.41%

Allegheny (County of) Higher Education Building Authority
(Carnegie Mellon University); University Series 2002 RB
    5.25%, 03/01/32                                                  (b)           AA-      --            1,500        1,593,450

Allegheny (County of) Port Authority; Special Transportation
Series 1999 RB
    6.13%, 03/01/09                                                  (b)(e)(f)     AAA     Aaa            1,000        1,122,940

MBD-QTR-1

                                                                                     RATINGS (a)         PAR             MARKET
                                                                                   S&P     MOODY'S      (000)            VALUE
                                                                                   ----    -------   ------------     ------------
PENNSYLVANIA-(CONTINUED)

Clarion (County of) Industrial Development Authority (Beverly
Enterprises Inc. Project); Refunding Series 2001 IDR
    7.38%, 12/01/08 (Acquired 02/22/01; Cost $1,255,000)             (b)(g)(h)       --       --     $      1,255     $  1,273,549

Pennsylvania (State of) Economic Development Financing Authority
(Colver Project); Resource Recovery Series 1994 D RB
    7.05%, 12/01/10                                                  (b)(d)        BBB-       --            2,900        2,961,944
                                                                                                                      ============
                                                                                                                         6,951,883
                                                                                                                      ============

PUERTO RICO--0.33%

Children's Trust Fund; Tobacco Settlement Series 2000 RB
    6.00%, 07/01/10                                                  (b)(e)(f)      AAA      NRR            1,000        1,134,660

Puerto Rico (Commonwealth of); Unlimited Tax Public Improvement
Series 2000 GO
    6.00%, 07/01/05                                                  (b)(f)          A-     Baa1              500          507,740
                                                                                                                      ============
                                                                                                                         1,642,400
                                                                                                                      ============

RHODE ISLAND--0.28%

Providence (City of) Public Building Authority; Series 2000 A RB
    5.75%, 12/15/16                                                  (b)(c)         AAA      Aaa            1,210        1,372,140
                                                                                                                      ============

SOUTH CAROLINA--1.91%

Myrtle Beach (City of); Hospitality Fee Series 2004 A RB
    5.38%, 06/01/24                                                  (b)(c)         AAA      Aaa            1,150        1,271,153

South Carolina (State of) Jobs Economic Development Authority
(Bon Secours-St. Francis Medical Center Inc.); Economic
Development Series 2002 A RB
    5.50%, 11/15/23                                                  (b)             A-       A3            2,000        2,090,140

South Carolina (State of) Jobs Economic Development Authority
(Palmetto Health Alliance); Hospital Facilities Improvement
Series 2000 A RB
    7.13%, 12/15/10                                                  (b)(e)(f)      NRR      NRR            1,000        1,208,850

South Carolina (State of) Jobs-Economic Development Authority
(Palmetto Health Alliance); Refunding Hospital Facilities
Series 2003 A RB
    6.13%, 08/01/23                                                  (b)            BBB     Baa2            1,500        1,630,650

South Carolina (State of) Jobs Economic Development Authority
(Palmetto Health Alliance); Refunding Hospital Facilities
Series 2003 A RB
    6.25%, 08/01/31                                                  (b)            BBB     Baa2            1,000        1,089,130

MBD-QTR-1

                                                                                     RATINGS (a)         PAR             MARKET
                                                                                   S&P     MOODY'S      (000)            VALUE
                                                                                   ---     -------    ------------     -----------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Transportation Infrastructure Bank;
Series 2001 A RB
    5.00%, 10/01/11                                                  (b)(e)(f)     NRR        Aaa     $      1,000     $  1,102,910

Tobacco Settlement Revenue Management Authority; Tobacco
Settlement Series 2001 B RB
    6.38%, 05/15/28                                                  (b)           BBB       Baa3            1,000        1,028,720
                                                                                                                       ============
                                                                                                                          9,421,553
                                                                                                                       ============

SOUTH DAKOTA--0.96%

Aberdeen (City of) School District No. 6-1; Unlimited Tax
Series 2000 GO
    5.45%, 01/01/26                                                  (b)(c)        AAA        Aaa            3,940        4,240,977

South Dakota (State of) Health & Educational Facilities
Authority (Sioux Valley Hospitals & Health System);
Series 2004 A RB
    5.25%, 11/01/34                                                  (b)            A+         A1              500          517,375
                                                                                                                       ============
                                                                                                                          4,758,352
                                                                                                                       ============

TENNESSEE--0.93%

Franklin (City of) Industrial Development Board (Landings
Apartment Project); Refunding Multifamily Housing Series 1996
A RB
    5.75%, 04/01/10                                                  (b)(c)        AAA        Aaa              550          573,364

Knox (County of) Health Educational & Housing Facilities Board
(Volunteer Student Housing LLC Project); Student Housing VRD
Series 2002 RB (LOC-Wachovia Bank N.A.)
    3.00%, 09/01/34                                                  (k)(l)         --     VMIG-1            1,894        1,894,000

Robertson & Sumner (Counties of) White House Utility District;
Water & Sewer Series 2000 RB
    6.00%, 01/01/10                                                  (b)(e)(f)     NRR        Aaa            1,000        1,126,230

Shelby (County of) Health, Educational & Housing Facilities
Board (Kirby Pines Retirement Community); Health Care
Facilities Series 1997 A RB
    6.25%, 11/15/16                                                  (b)(h)         --         --            1,000          994,120
                                                                                                                       ============
                                                                                                                          4,587,714
                                                                                                                       ============

TEXAS--23.33%

Allen (City of) Independent School District; Refunding
Unlimited Tax Series 2000 GO (CEP-Texas Permanent School Fund)
    5.95%, 02/15/25                                                  (b)           AAA        Aaa            1,600        1,788,256

Austin (City of); Refunding Hotel Occupancy Tax Sub.-Lien
Series 1999 RB
    5.80%, 11/15/29                                                  (b)(c)        AAA        Aaa            1,000        1,099,970

MBD-QTR-1

                                                                        RATINGS (a)          PAR              MARKET
                                                                      S&P     MOODY'S       (000)             VALUE
                                                                      ---     -------     ----------       -----------
TEXAS-(CONTINUED)

Bellville (City of) Independent School
District; Prerefunded Unlimited Tax
Series 1995 GO (CEP-Texas Permanent
School Fund)
    6.13%, 02/01/06                                (b)(e)(f)          NRR       Aaa       $      535       $   548,739

Bellville (City of) Independent School
District; Unrefunded Unlimited Tax Series
1995 GO (CEP-Texas Permanent School Fund)
    6.13%, 02/01/20                                (b)                 --       Aaa              295           302,024

Bexar (County of) Housing Finance Corp.
(Dymaxion & Marbach Park Apartments);
Multifamily Housing Series 2000 A RB
    6.10%, 08/01/30                                (b)(c)              --       Aaa            1,000         1,066,950

Bexar (County of) Metropolitan Water
District; Lease Purchase Series 2001
RB 5.53% 07/20/06 (Acquired 07/27/01;
Cost $274,287)                                     (b)(g)(h)(i)        --        --              272           274,510

Brazos (County of) Health Facilities
Development Corp. (Franciscan Services
Corp. Obligated Group); Series 1997 A RB
    5.38%, 01/01/22                                (b)(c)             AAA       Aaa            1,250         1,327,388

Carroll (City of) Independent School
District; Refunding Unlimited Tax Series
2001 GO (CEP-Texas Permanent School Fund)
    5.25%, 02/15/33                                (b)                AAA       Aaa            1,350         1,418,459

Carrollton (City of); Limited Tax Series
1996 GO
    5.75%, 08/15/06                                (b)(e)(f)          NRR       NRR            1,000         1,037,700

Cisco (City of) Junior College District;
Refunding Consolidated Series 2002 RB
    5.25%, 07/01/26                                (b)(c)              --       Aaa            1,000         1,065,550

Cleveland (City of) Independent School
District; Unlimited Tax Series 2001 GO
(CEP-Texas Permanent School Fund)
    5.13%, 02/01/31                                (b)                AAA       Aaa            2,000         2,074,780

Comal (County of) Independent School
District; Refunding School Building
Unlimited Tax Series 2001 GO (CEP-Texas
Permanent School Fund)
    5.25%, 02/01/28                                (b)                 --       Aaa            2,000         2,109,160

Comal (County of) Independent School
District; Refunding Unlimited Tax Series
1999 GO (CEP-Texas Permanent School Fund)
    5.75%, 08/01/28                                (b)                 --       Aaa            1,000         1,108,710

Denton (City of) Utility System;
Series 2000 A RB
    5.40%, 12/01/13                                (b)(c)             AAA       Aaa            1,000         1,097,040

MBD-QTR-1

                                                                     RATINGS (a)          PAR             MARKET
                                                                   S&P     MOODY'S       (000)             VALUE
                                                                   ---     -------     ----------       -----------
TEXAS-(CONTINUED)

DeSoto (City of) Independent School
District; Refunding Unlimited Tax Series
1998 GO (CEP-Texas Permanent School Fund)
    5.13%, 08/15/17                                (b)             AAA        --       $    1,000       $  1,003,640

Galena Park (City of) Independent School
District; Refunding Capital Appreciation
Unlimited Tax Series 1996 GO (CEP-Texas
Permanent School Fund)
    8.64%, 08/15/23                                (b)(j)           --       Aaa            2,000            846,360

Georgetown (City of) Utility System;
Series 1995 A RB
    6.20%, 08/15/05                                (b)(e)(f)       AAA       Aaa            1,500          1,515,750

Grapevine (City of); Limited Tax Series
2000 GO Ctfs.
    5.88%, 08/15/26                                (b)(c)          AAA       Aaa            1,610          1,802,685

Harris (County of) Health Facilities
Development Corp. (Memorial Hermann
Health Care); Hospital Series 2001 A RB
    6.38%, 06/01/29                                (b)               A        A2              750            833,940

Harris (County of) Health Facilities
Development Corp. (St. Luke's Episcopal
Hospital); Series 2001 A RB
    5.38%, 02/15/26                                (b)             AA-        --            1,000          1,041,230

Harris (County of) Health Facilities
Development Corp. (St. Luke's Episcopal
Hospital); Series 2002 RB
    5.13%, 02/15/32                                (b)             AA-        --            1,000          1,033,350

Harris (County of) Health Facilities
Development Corp. (Texas Children's
Hospital Project); Hospital Series
1999 A RB
    5.25%, 10/01/29                                (b)              AA       Aa2            2,000          2,079,800

Harris (County of)-Houston (City of)
Sports Authority; Refunding Jr. Lien
Series 2001 B RB
    5.25%, 11/15/40                                (b)(c)          AAA       Aaa            5,000          5,221,600

Harris (County of); Refunding Limited
Tax Series 2002 GO
    5.13%, 08/15/12                                (b)(e)(f)       NRR       NRR            2,000          2,230,300

Houston (City of) Airport System;
Sub-Lien Series 2000 B RB
    5.50%, 07/01/30                                (b)(c)          AAA       Aaa            1,000          1,078,900

Houston (City of) Water & Sewer System;
Jr. Lien Series 1997 C RB
    5.38%, 12/01/07                                (b)(e)(f)       AAA       Aaa            2,495          2,674,765

Katy (City of) Independent School
District; Limited Tax Series 1999 GO
(CEP-Texas Permanent School Fund)
    6.13%, 02/15/32                                (b)             AAA       Aaa            1,500          1,669,110

MBD-QTR-1

                                                                        RATINGS (a)          PAR             MARKET
                                                                      S&P     MOODY'S       (000)             VALUE
                                                                      ---     -------     ----------       -----------

TEXAS-(CONTINUED)

Keller (City of) Independent School
District; Refunding Unlimited Tax Series
2001 GO (CEP-Texas Permanent School Fund)
    5.25%, 08/15/26                                (b)                AAA       Aaa       $    2,000       $  2,120,400

Keller (City of) Independent School
District; Series 1994 COP
    6.00%, 08/15/05 (Acquired 09/13/94;
Cost $135,000)                                     (b)(c)(g)(h)       AAA       Aaa              135            136,273

Laredo (City of) Community College
District; Limited Tax Series 2002 GO
    5.25%, 08/01/27                                (b)(c)             AAA       Aaa            1,000          1,064,910

Laredo (City of) Community College
District; Limited Tax Series 2002 GO
    5.25%, 08/01/32                                (b)(c)             AAA       Aaa            1,000          1,057,240

Little Elm (City of) Independent School
District; Refunding Unlimited Tax Series
1999 GO (CEP-Texas Permanent School Fund)
    6.00%, 08/15/35                                (b)                AAA        --            4,000          4,458,040

Little Elm (City of) Independent School
District; Refunding Unlimited Tax Series
2000 GO (CEP-Texas Permanent School Fund)
    6.13%, 08/15/35                                (b)                AAA        --            1,000          1,138,930

Lockhart (City of) Tax & Utility Systems;
Limited Tax Series 1996 GO Ctfs.
    5.85%, 08/01/11                                (b)(c)             AAA       Aaa              605            626,804

Lockhart (City of) Tax & Utility Systems;
Limited Tax Series 1996 GO Ctfs.
    5.90%, 08/01/06                                (b)(e)(f)          AAA       Aaa            1,100          1,142,922

Lubbock (City of) Health Facilities
Development Corp. (St. Joseph Health
System); Series 1998 RB
    5.25%, 07/01/13                                (b)                AA-       Aa3            1,000          1,062,970

Manor (City of) Independent School
District; Refunding Unlimited Tax Series
2004 GO (CEP-Texas Permanent School Fund)
    5.00%, 08/01/27                                (b)                AAA       Aaa            1,000          1,049,740

Montgomery (County of); Permanent
Improvement Limited Tax Series 2000 GO
    5.25%, 09/01/20                                (b)(c)             AAA       Aaa            1,000          1,071,250

Nacogdoches (City of) Independent School
District; Refunding Unlimited Tax Series
2001 GO (CEP-Texas Permanent School Fund)
    5.30%, 02/15/25                                (b)                AAA       Aaa            2,765          2,939,886

MBD-QTR-1

                                                                  RATINGS (a)          PAR              MARKET
                                                                S&P     MOODY'S       (000)             VALUE
                                                                ---     -------     ----------       -----------
TEXAS-(CONTINUED)

Northside Independent School District;
Unlimited Tax Series 1999 A GO (CEP-Texas
Permanent School Fund)
    5.50%, 08/15/24                                (b)          AAA       Aaa       $    1,000       $  1,099,680

Nueces River Authority (Corpus Christi
Lake Project); Water Supply Facilities
Series 1997 RB
    5.50%, 03/01/27                                (b)(c)       AAA       Aaa            1,900          2,045,103

Pasadena (City of); Limited Tax Series
2002 GO Ctfs.
    5.25%, 04/01/32                                (b)(c)       AAA       Aaa            2,000          2,104,520

Pflugerville (City of) Independent School
District; Unlimited Tax Series 2000 GO
(CEP-Texas Permanent School Fund)
    5.50%, 08/15/23                                (b)          AAA       Aaa            1,615          1,802,388

Plano (City of); Limited Tax Series
2000 GO
    5.88%, 09/01/19                                (b)          AAA       Aaa              850            956,480

Richardson (City of); Hotel Occupancy
Limited Tax Series 2000 A GO Ctfs.
    5.75%, 02/15/21                                (b)(c)       AAA       Aaa            2,000          2,208,440

Richardson (City of); Limited Tax
Series 2001 GO Ctfs.
    5.00%, 02/15/19                                (b)          AA+       Aa1            1,720          1,816,062

Rockwall (City of) Independent School
District (School Building); Unlimited
Tax Series 2003 GO (CEP-Texas Permanent
School Fund)
    5.25%, 02/15/29                                (b)          AAA       Aaa            1,000          1,065,590

San Angelo (City of) Waterworks & Sewer
System; Refunding & Improvement Series
2001 RB
    5.25%, 04/01/19                                (b)(c)       AAA       Aaa            1,000          1,076,600

San Antonio (City of) Independent School
District; Unlimited Tax Series 1999 GO
(CEP-Texas Permanent School Fund)
    5.50%, 08/15/24                                (b)          AAA       Aaa            3,500          3,848,880

San Antonio (City of); Limited Tax
Series 2000 A GO
    5.38%, 02/01/19                                (b)          AA+       Aa2            1,185          1,321,785

San Antonio (City of); Refunding Water
Series 1999 RB
    5.88%, 05/15/18                                (b)          AA-       Aa3            1,000          1,114,200

Schertz-Cibolo-Universal City Independent
School District; Refunding & Building
Unlimited Tax  Series 2001 GO (CEP-Texas
Permanent School Fund)
    5.13%, 08/01/25                                (b)           --       Aaa            1,535          1,615,588

Southlake (City of); Refunding Limited
Tax Series 2004 GO
    5.20%, 02/15/26                                (b)(c)       AAA       Aaa            1,000          1,065,720

MBD-QTR-1

                                                                     RATINGS (a)           PAR              MARKET
                                                                  S&P       MOODY'S       (000)              VALUE
                                                                  ----      -------     ----------       -------------
TEXAS-(CONTINUED)

Spring Branch (City of) Independent School
District; Limited Tax Series 2000 GO
(CEP-Texas Permanent School Fund)
    5.75%, 02/01/24                               (b)              AAA        Aaa       $    5,000       $   5,586,850

Texas (State of) (Water Financial
Assistance); Unlimited Tax 1999 GO
    5.50%, 08/01/24                               (b)               AA        Aa1            1,500           1,625,220

Texas (State of) Department of Housing &
Community Affairs (Asmara Affordable
Housing Inc. Project); Multifamily
Housing Series 1996 A RB
    6.30%, 01/01/07                               (b)(e)(f)        AAA        NRR              310             330,138

Texas (State of) North Central Health
Facilities Development Corp. (Texas
Health Resources System); Series 1997 B RB
    5.75%, 02/15/12                               (b)(c)           AAA        Aaa            2,000           2,163,340

Texas (State of) Public Property Finance
Corp. (Mental Health & Mental Retardation);
Series 1996 RB
    6.20%, 09/01/16                               (b)             BBB+         --              700             713,524

Texas (State of); Refunding Water
Development Unlimited Tax Series 2001 A GO
    5.25%, 08/01/35                               (b)               AA        Aa1            1,840           1,949,130

Town Center Improvement District; Sales &
Hotel Occupancy Series 2001 RB
    5.13%, 03/01/21                               (b)(c)           AAA        Aaa            2,500           2,640,725

Town Center Improvement District; Sales
& Hotel Occupancy Tax Series 2001 RB
    5.13%, 03/01/23                               (b)(c)           AAA        Aaa            1,000           1,051,520

Town Center Improvement District; Sales &
Hotel Occupancy Tax Series 2001 RB
    5.25%, 03/01/27                               (b)(c)           AAA        Aaa            2,800           2,950,360

United Independent School District;
Unlimited Tax Series 2000 GO (CEP-Texas
Permanent School Fund)
    5.13%, 08/15/26                               (b)              AAA        Aaa            1,000           1,054,230

University of Texas Financing System;
Series 1999 B RB
    5.70%, 08/15/09                               (b)(e)(f)        AAA        Aaa            1,000           1,107,650

Waxahachie (City of) Independent School
District; Refunding Unlimited Tax Series
2002 GO (CEP-Texas Permanent School Fund)
    5.25%, 08/15/26                               (b)               --        Aaa            3,400           3,604,680

Waxahachie (City of) Independent School
District; Refunding Unlimited Tax Series
2002 GO (CEP-Texas Permanent School Fund)
    5.38%, 08/15/27                               (b)               --        Aaa            2,000           2,140,960

MBD-QTR-1

                                                                  RATINGS (a)           PAR               MARKET
                                                                S&P     MOODY'S        (000)               VALUE
                                                                ---     -------     ------------       -------------
TEXAS-(CONTINUED)

Waxahachie (City of) Independent School
District; Refunding Unlimited Tax Series
2002 GO (CEP-Texas Permanent School Fund)
    5.25%, 08/15/30                                (b)           --       Aaa       $      2,890       $   3,054,181

West University Place (City of);
Permanent Improvement Limited Tax Series
2000 GO
    5.30%, 02/01/18                                (b)(c)       AAA       Aaa              1,000           1,097,660

West University Place (City of);
Permanent Improvement Limited Tax Series
2000 GO
    5.35%, 02/01/20                                (b)(c)       AAA       Aaa              2,150           2,311,573

Ysleta (City of) Independent School
District Public Facilities Corp.;
Refunding Lease Series 2001 RB
    5.38%, 11/15/24                                (b)(c)       AAA       Aaa              1,300           1,374,334
                                                                                                       =============
                                                                                                         115,117,142
                                                                                                       =============

UTAH--0.68%

Intermountain Power Agency; Power Supply
Series 1995 B RB
    5.00%, 07/01/16                                (b)(e)       NRR       NRR              1,240           1,244,030

Salt Lake (County of) (Westminster
College Project); Series 1997 RB
    5.75%, 10/01/27                                (b)          BBB        --              1,000           1,044,160

Utah (State of) Housing Finance Agency;
Single Family Mortgage Sub-Series 2000
B-1 RB (CEP-FHA/VA)
    6.00%, 07/01/10                                (b)(d)       AA-       Aa3                110             110,648

Washington City (City of); Sales
Tax Series 2003 RB
    5.00%, 11/15/23                                (b)(c)       AAA       Aaa                915             970,385
                                                                                                       =============
                                                                                                           3,369,223
                                                                                                       =============

VERMONT--0.28%

Vermont (State of) Educational & Health
Buildings Financing Agency (Fletcher
Allen Health Care); Hospital Series 2000
A RB
    6.00%, 12/01/23                                (b)(c)       AAA       Aaa              1,000           1,129,500

Vermont (State of) Housing Finance
Agency; Single Family Housing Series
1994-5 RB
    6.88%, 11/01/16                                (b)(d)        A+        A1                255             257,185
                                                                                                       =============
                                                                                                           1,386,685
                                                                                                       =============

VIRGINIA--1.54%

Fauquier (County of) Industrial
Development Authority; Hospital
Series 2002 IDR (CEP-Radian Reinsurance
Inc.)
    5.50%, 10/01/17                                (b)(c)        AA        --                500             560,600

MBD-QTR-1

                                                                      RATINGS (a)            PAR              MARKET
                                                                   S&P       MOODY'S        (000)             VALUE
                                                                   ----      -------     -----------       ------------
VIRGINIA-(CONTINUED)

Fauquier (County of) Industrial
Development Authority; Hospital
Series 2002 IDR (CEP-Radian
Reinsurance Inc.)
    5.25%, 10/01/31                                (b)(c)            AA         --       $     1,000       $  1,053,830

Henrico (County of) Economic
Development Authority (Virginia United
Methodist Homes Inc.); Refunding
Residential Care Facility Series 2002
A RB
    6.50%, 06/01/22                                (b)(h)            --         --             2,000          2,108,180

King George (County of) Industrial
Development Authority; Lease Series
2004 RB
    5.00%, 03/01/25                                (b)(c)           AAA        Aaa             1,100          1,169,278

Norton (City of) Industrial Development
Authority (Norton Community Hospital);
Refunding & Improvement Hospital
Series 2001 RB
    6.00%, 12/01/22                                (b)(c)             A         --             1,000          1,082,480

Virginia (State of) Housing Development
Authority; Series 2000 D RB
    5.70%, 04/01/11                                (b)(d)           AA+        Aa1             1,500          1,615,725
                                                                                                           ============
                                                                                                              7,590,093
                                                                                                           ============

WASHINGTON--2.03%

Clark (County of) (Camas School
District No. 117); Unlimited Tax Series
1995 GO
    6.00%, 12/01/05                                (b)(e)(f)        AAA        Aaa             1,000          1,020,120

King (County of); Sewer Series 1999 RB
    5.50%, 01/01/22                                (b)(c)           AAA        Aaa             1,000          1,067,980

Pend Oreille (County of) Public
Utility District No. 1; Electric
Series 1996 B RB
    6.30%, 01/01/17                                (b)             BBB+         A3             1,400          1,454,642

Pierce (County of) White River School
District No. 416; Unlimited Tax Series
2000 GO
    5.35%, 12/01/09                                (b)               --        Aa1             1,550          1,696,274

Skagit (County of) Public Hospital
District No. 001 (Skagit Valley
Hospital); Series 2005 RB
    5.38%, 12/01/22                                (b)               --       Baa3               500            516,480

Washington (State of) Health Care
Facilities Authority (Providence Health
System Project); Series 2001 A RB
    5.25%, 10/01/21                                (b)(c)           AAA        Aaa             2,000          2,144,700

Washington (State of) Public Power
Supply System (Nuclear Project No. 1);
Refunding Series 1996 A RB
    5.75%, 07/01/12                                (b)(c)           AAA        Aaa             2,000          2,102,840
                                                                                                           ============
                                                                                                             10,003,036
                                                                                                           ============

MBD-QTR-1

                                                                      RATINGS (a)             PAR              MARKET
                                                                   S&P       MOODY'S         (000)              VALUE
                                                                   ----      -------     ------------       ------------
WISCONSIN--1.75%

Adams-Friendship (Cities of) School
District; Refunding Unlimited Tax
Series 1996 GO
    6.50%, 04/01/15                                (b)(c)           AAA        Aaa       $      1,340       $  1,635,108

Wisconsin (State of) Health &
Educational Facilities Authority
(Sinai Samaritan Medical Center Inc.);
Series 1996 RB
    5.75%, 08/15/16                                (b)(c)           AAA        Aaa              1,500          1,579,065

Wisconsin (State of) Health &
Educational Facilities Authority
(Sisters of the Sorrowful Mother
Ministry Corp.); Series 1997 A RB
    5.90%, 08/15/24                                (b)(c)           AAA        Aaa              2,500          2,662,575

Wisconsin (State of); Unlimited Tax
Series 2000 C GO
    5.50%, 05/01/10                                (b)(e)(f)        NRR        NRR              2,500          2,760,900
                                                                                                            ============
                                                                                                               8,637,648
                                                                                                            ============

WYOMING--0.42%

Natrona (County of) (Wyoming Medical
Center Project); Hospital Series 1995
RB
    6.00%, 03/15/06                                (b)(e)(f)        AAA        Aaa              1,000          1,038,600

Sweetwater (County of) (Idaho Power
Co. Project); Refunding Series
1996 A PCR
    6.05%, 07/15/26                                (b)             BBB+       Baa1              1,000          1,053,390
                                                                                                            ============
                                                                                                               2,091,990
                                                                                                            ============

TOTAL INVESTMENTS--100.00%
(Cost $452,148,639)                                                                                         $493,483,947
                                                                                                            ============

CEP              Credit Enhancement Provider

COP              Certificate of Participation

Ctfs.            Certificates

FHA              Federal Housing Administration

GNMA             Government National Mortgage Association

GO               General Obligation Bonds

Gtd.             Guaranteed

IDR              Industrial Development Revenue Bonds

Jr.              Junior

LOC              Letter of Credit

NRR              Not Re-Rated

PCR              Pollution Control Revenue Bonds

RB               Revenue Bonds

Sr.              Senior

Sub.             Subordinated

TAN              Tax Anticipation Notes

VA               Department of Veteran's Affairs

VRD              Variable Rate Demand

Wts.             Warrants

MBD-QTR-1

      NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at April 30, 2005 was $491,589,947, which represented 99.62% of the Fund's Total Investments. See Note 1A.

(c) Principal or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., MBIA Insurance Corp., XL Capital Assurance Inc., Radian Asset Assurance, Inc. or ACA Financial Guaranty Corp.

(d)   Security subject to the alternative minimum tax.

(e) Advance refunded; secured by an escrow fund of U.S. Treasury obligations or other highly rated collateral.

(f) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2005 was $2,692,562, which represented 0.55% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(h) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(i) Security considered to be illiquid; the portfolio is limited to investing 15% of the net assets in illiquid securities. The aggregate market value of these securities considered illiquid at April 30, 2005 was $369,267, which represented 0.07% of the Fund's Total Investments.

(j) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(k) Interest rate is redetermined weekly. Rate shown is the rate in effect on April 30, 2005.

(l) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

      See accompanying notes which are an integral part of this schedule.

MBD-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value. Securities with a demand feature exercisable within one to seven days are valued at par.

            Securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Fund's valuation committee following procedures approved by the Board of Trustees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security.

            Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2005 was $17,941,295 and $70,698,274, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $     42,505,033
Aggregate unrealized (depreciation) of investment securities             (1,236,508)
                                                                   ----------------
Net unrealized appreciation of investment securities               $     41,268,525
                                                                   ================
Cost of investments for tax purposes is $452,215,422.

MBD-QTR-1

                              AIM REAL ESTATE FUND
             Quarterly Schedule of Portfolio Holdings - April 30, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com               REA-QTR-1 4/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)

                                                                                                 MARKET
                                                                             SHARES              VALUE
                                                                           ----------       ---------------
REAL ESTATE INVESTMENT TRUSTS, COMMON
STOCKS & OTHER EQUITY INTERESTS--96.75%

APARTMENTS--16.21%

American Campus Communities, Inc.                                             188,100       $     3,946,338
Archstone-Smith Trust                                                       1,080,817            38,876,988
AvalonBay Communities, Inc.                                                   456,900            32,896,800
BRE Properties, Inc.-Class A                                                  228,000             8,486,160
Canadian Apartment Properties Real Estate Investment
  Trust (Canada)                                                              469,600             5,448,532
Education Realty Trust, Inc.                                                  236,800             3,788,800
Equity Residential                                                          1,511,000            51,902,850
Essex Property Trust, Inc.                                                    392,400            29,802,780
GMH Communities Trust                                                         126,800             1,489,900
United Dominion Realty Trust, Inc.                                          1,147,000            25,406,050
                                                                                            ===============
                                                                                                202,045,198
                                                                                            ===============

DIVERSIFIED--6.64%

CapitaCommercial Trust (Singapore)                              (a)         1,033,400               890,992
Capital & Regional PLC (United Kingdom)                         (a)           245,500             3,267,495
CapitaLand Ltd. (Singapore)                                     (a)(b)        584,000               909,822
Cominar Real Estate Investment Trust (Canada)                                 127,300             1,780,490
Cousins Properties Inc.-Series B, 7.50% Pfd.                                   91,600             2,315,648
Hammerson PLC (United Kingdom)                                  (a)           107,800             1,753,674
Hang Lung Properties Ltd. (Hong Kong)                           (a)         1,175,000             1,806,526
Hongkong Land Holdings Ltd. (Bermuda)                           (a)         1,451,000             4,192,678
Hysan Development Co. Ltd. (Hong Kong)                          (a)           874,000             1,807,975
Land Securities Group PLC (United Kingdom)                      (a)            46,000             1,170,658
Mitsui Fudosan Co., Ltd. (Japan)                                (a)           251,000             2,801,116
Multiplex Group (Australia)                                                   700,000             2,175,866
Singapore Land Ltd. (Singapore)                                 (a)           250,000               903,764
Sino Land Co. Ltd. (Hong Kong)                                  (a)           951,406               894,591
Stockland (Australia)                                           (a)           614,300             2,807,919
Vornado Realty Trust                                                          697,100            53,293,295
                                                                                            ===============
                                                                                                 82,772,509
                                                                                            ===============

HEALTHCARE--0.67%

Ventas, Inc.                                                                  309,400             8,347,612
                                                                                            ===============

INDUSTRIAL PROPERTIES--10.13%

AMB Property Corp.                                                             27,600             1,076,124
Ascendas Real Estate Investment Trust (Singapore)               (a)         1,476,600             1,783,789
Catellus Development Corp.                                                    291,296             8,068,899
CenterPoint Properties Trust                                                  893,000            36,800,530
First Potomac Realty Trust                                                     65,600             1,470,096
Macquarie Goodman Group (Australia)                                           300,000               925,485
ProLogis                                                                    1,863,870            73,790,613
Summit Real Estate Investment Trust (Canada)                                  156,400             2,341,619
                                                                                            ===============
                                                                                                126,257,155
                                                                                            ===============

REA-QTR-1

                                                                                                 MARKET
                                                                             SHARES               VALUE
                                                                           ----------       ---------------
LODGING-RESORTS--10.28%

Equity Inns Inc.                                                              371,900       $     4,187,594
Fairmont Hotels & Resorts Inc. (Canada)                                       364,300            11,420,805
Hilton Hotels Corp.                                                         1,547,100            33,773,193
Host Marriott Corp.                                                         2,640,600            44,414,892
LaSalle Hotel Properties                                                      191,700             5,823,846
Starwood Hotels & Resorts Worldwide, Inc.                          (c)        524,600            28,506,764
                                                                                            ===============
                                                                                                128,127,094
                                                                                            ===============

OFFICE PROPERTIES--18.51%

Alexandria Real Estate Equities, Inc.                                         299,000            20,577,180
Alexandria Real Estate Equities, Inc.-Series C, 8.38% Pfd.                     28,200               750,120
American Financial Realty Trust                                               696,000            10,669,680
Arden Realty, Inc.                                                            248,100             8,854,689
Boston Properties, Inc.                                                       817,700            54,352,519
Brandywine Realty Trust                                                       383,000            10,838,900
Brookfield Properties Corp. (Canada)                                          635,300            16,130,267
CarrAmerica Realty Corp.                                                      367,600            12,145,504
Derwent Valley Holdings PLC (United Kingdom)                       (a)        282,200             5,691,617
Digital Realty Trust, Inc.-Series A, 8.50% Pfd.                                44,400             1,169,940
Kilroy Realty Corp.                                                           354,400            15,462,472
Reckson Associates Realty Corp.                                                94,200             3,037,950
SL Green Realty Corp.                                                         714,200            43,566,200
Trizec Properties, Inc.                                                     1,373,600            27,458,264
                                                                                            ===============
                                                                                                230,705,302
                                                                                            ===============

REGIONAL MALLS--21.73%

CapitaMall Trust (Singapore)                                       (a)        560,300               746,353
CBL & Associates Properties, Inc.                                              83,500             6,460,395
CBL & Associates Properties, Inc.-Series  D, 7.38% Pfd.                        46,100             1,170,940
General Growth Properties, Inc.                                             2,377,600            92,987,936
Liberty International PLC (United Kingdom)                         (a)        286,100             5,161,229
Macerich Co. (The)                                                            772,600            46,587,780
Mills Corp. (The)                                                             459,500            26,255,830
Simon Property Group, Inc.                                                  1,367,500            90,350,725
Taubman Centers, Inc.-Series G, 8.00% Pfd.                                     44,800             1,147,776
                                                                                            ===============
                                                                                                270,868,964
                                                                                            ===============

SELF STORAGE FACILITIES--1.99%

Extra Space Storage Inc.                                                      218,400             2,839,200
Public Storage, Inc.                                                          372,900            21,889,230
                                                                                            ===============
                                                                                                 24,728,430
                                                                                            ===============

SHOPPING CENTERS--8.92%

Citycon Oyj (Finland)                                              (a)        380,000             1,253,372
Developers Diversified Realty Corp.                                           849,100            36,035,804
Federal Realty Investment Trust                                               265,800            14,220,300
Pan Pacific Retail Properties, Inc.                                           259,400            15,672,948
Regency Centers Corp.                                                         673,600            35,465,040
Urstadt Biddle Properties-Class A                                             576,000             8,570,880
                                                                                            ===============
                                                                                                111,218,344
                                                                                            ===============

REA-QTR-1

                                                                                                MARKET
                                                                             SHARES              VALUE
                                                                           ----------       ---------------
SPECIALTY PROPERTIES--1.67%

Capital Automotive REIT                                                       187,800       $     6,381,444
Entertainment Properties Trust                                                169,500             7,322,400
Entertainment Properties Trust-Series B, 7.75% Pfd.                            43,900             1,119,450
Plum Creek Timber Co., Inc.                                                    89,600             3,094,784
Spirit Finance Corp.                                                          279,600             2,893,860
                                                                                            ===============
                                                                                                 20,811,938
                                                                                            ===============

Total Real Estate Investment Trusts, Common Stocks & Other
  Equity Interests (Cost $921,436,595)                                                        1,205,882,546
                                                                                            ===============

MONEY MARKET FUNDS--3.25%

Liquid Assets Portfolio-Institutional Class                     (d)        20,278,073            20,278,073
STIC Prime Portfolio-Institutional Class                        (d)        20,278,073            20,278,073
                                                                                            ===============

Total Money Market Funds (Cost $40,556,146)                                                      40,556,146
                                                                                            ===============

TOTAL INVESTMENTS--100.00% (Cost $961,992,741)                                              $ 1,246,438,692
                                                                                            ===============

      Investment Abbreviations:

      Pfd.                                    Preferred

      REIT                                    Real Estate Investment Trust

      Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $37,843,570, which represented 3.04% of the Fund's Total Investments. See
      Note 1 A.

(b)   Non-income producing security.

(c)   Each unit represents one common share and one Class B share.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of the this schedule.

REA-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information

REA-QTR-1
      providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

            The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

REA-QTR-1

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            UNREALIZED
                            MARKET VALUE      PURCHASES    PROCEEDS FROM   APPRECIATION   MARKET VALUE   DIVIDEND    REALIZED
FUND                          07/31/04         AT COST         SALES      (DEPRECIATION)    04/30/05      INCOME    GAIN (LOSS)
------------------------    -------------   ------------- --------------  -------------- -------------   --------   -----------
Liquid Assets Portfolio-
  Institutional Class       $  15,196,858   $ 155,437,649 $ (150,356,434)  $         --  $  20,278,073    488,915   $        --

STIC Prime Portfolio-
  Institutional Class          15,196,858     155,437,649   (150,356,434)            --     20,278,073    497,375            --
                            =============   ============= ==============   ============  =============   ========   ===========
TOTAL                       $  30,393,716   $ 310,875,298 $ (300,712,868)  $         --  $  40,556,146    986,290   $        --
                            =============   ============= ==============   ============  =============   ========   ===========

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2005 was $580,530,545 and $254,075,596, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities      $ 285,041,191
Aggregate unrealized (depreciation) of investment securities       (1,529,641)
                                                                =============
Net unrealized appreciation of investment securities            $ 283,511,550
                                                                =============
Cost of investments for tax purposes is  $962,927,142.

REA-QTR-1

                            AIM SHORT TERM BOND FUND
           Quarterly Schedule of Portfolio Holdings - April 30, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com               STB-QTR-1 4/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

                                                                                PRINCIPAL                          MARKET
                                                                                 AMOUNT                             VALUE
                                                                               ----------                        -----------
BONDS & NOTES--57.47%

ADVERTISING--0.28%

Interpublic Group of Cos., Inc. (The), Sr. Unsec. Notes,
7.88%, 10/15/05                                               (a)              $  732,000                        $   742,072
                                                                                                                 ===========

AEROSPACE & DEFENSE--0.20%

Lockheed Martin Corp.-Series A, Medium Term Notes,
8.66%, 11/30/06                                               (a)                 495,000                            529,685
                                                                                                                 ===========

ASSET MANAGEMENT & CUSTODY BANKS--0.60%

Bank of New York Institutional Capital Trust-Series A,
Bonds, 7.78% 12/01/26 (Acquired 06/12/03; Cost
$1,789,065)                                                   (a)(b)            1,500,000                          1,604,325
                                                                                                                 ===========

AUTO PARTS & EQUIPMENT--0.32%

Lear Corp.-Series B, Sr. Unsec. Gtd. Notes,  7.96%,
05/15/05                                                      (a)                 837,000                            837,870
                                                                                                                 ===========

AUTOMOBILE MANUFACTURERS--0.83%

DaimlerChrysler N.A. Holding Corp., Gtd. Global
Notes, 7.75%, 06/15/05                                        (a)               1,200,000                          1,206,324
General Motors Corp., Unsec. Global Notes, 6.25%,
05/01/05                                                      (a)               1,000,000                          1,000,460
                                                                                                                 ===========
                                                                                                                   2,206,784
                                                                                                                 ===========

BROADCASTING & CABLE TV--6.15%

Continental Cablevision, Inc., Sr. Unsec. Deb.,
8.88%, 09/15/05                                               (a)               2,000,000                          2,038,660
9.50%, 08/01/13                                               (a)               4,900,000                          5,221,342
Cox Communications, Inc., Unsec. Notes, 6.88%,
06/15/05                                                      (a)               2,735,000                          2,746,897

Cox Radio, Inc., Sr. Unsec. Notes,  6.63%, 02/15/06           (a)               2,000,000                          2,039,820

TCI Communications, Inc., Sr. Notes, 7.25%, 08/01/05          (a)                 575,000                            580,278

TCI Communications, Inc., Sr. Unsec. Notes, 8.00%,
08/01/05                                                      (a)               1,400,000                          1,415,344
Time Warner Cos., Inc., Notes, 8.18%, 08/15/07                (a)               1,425,000                          1,537,675

Time Warner Cos., Inc., Unsec. Notes, 7.75%, 06/15/05         (a)                 770,000                            773,973
                                                                                                                 ===========
                                                                                                                  16,353,989
                                                                                                                 ===========

CONSTRUCTION MATERIALS--1.33%

Rinker Materials Corp., Gtd. Notes,  6.88%, 07/21/05          (a)               3,500,000                          3,524,255
                                                                                                                 ===========

CONSUMER FINANCE--13.87%

Capital One Bank, Sr. Global Notes, 6.88%, 02/01/06           (a)               5,000,000                          5,112,850

STB-QTR-1

                                                                                PRINCIPAL              MARKET
                                                                                 AMOUNT                 VALUE
                                                                               -----------           -----------
CONSUMER FINANCE--(CONTINUED)

Capital One Capital I, Sub. Floating Rate Bonds, 4.29%,
02/01/27 (Acquired 09/15/04-09/16/04; Cost
$1,016,860)                                                (a)(b)(c)           $ 1,000,000           $ 1,003,370
Capital One Financial Corp., Sr. Unsec. Notes, 7.25%,
05/01/06                                                   (a)                   2,800,000             2,891,028

Ford Motor Credit Co., Global Notes, 7.60%, 08/01/05       (a)                   4,040,000             4,067,916
Ford Motor Credit Co., Medium Term Notes, 5.05%,
05/22/06                                                   (a)                   1,750,000             1,742,912
Ford Motor Credit Co., Notes,
6.38%, 12/15/05                                            (a)                   1,000,000             1,009,610
6.50%, 02/15/06                                            (a)                     890,000               899,256
6.75%, 05/15/05                                            (a)                   2,100,000             2,102,163
Ford Motor Credit Co., Unsec. Global Notes,
6.50%, 01/25/07                                            (a)                   1,000,000             1,006,900
6.88%, 02/01/06                                            (a)                   3,200,000             3,243,776

Ford Motor Credit Co., Unsec. Notes, 6.13%, 01/09/06       (a)                     460,000               463,924
General Motors Acceptance Corp., Floating Rate
Medium Term Notes, 3.70%, 05/18/06                         (a)(c)                2,600,000             2,553,642
General Motors Acceptance Corp., Global Notes, 7.50%,
07/15/05                                                   (a)                   2,800,000 (d)         2,813,552
General Motors Acceptance Corp., Medium Term Notes,
5.25%, 05/16/05                                            (a)                   2,900,000             2,901,479
General Motors Acceptance Corp., Unsec. Unsub.
Global Notes, 6.75%, 01/15/06                              (a)                   5,000,000             5,047,950
                                                                                                     ===========
                                                                                                      36,860,328
                                                                                                     ===========

DIVERSIFIED BANKS--5.79%

AB Spintab (Sweden), Bonds, 7.50%  (Acquired
02/12/04; Cost $2,232,040)                                 (a)(b)(e)             2,000,000             2,086,582
Abbey National PLC (United Kingdom), Sub. Yankee
Notes, 7.35%                                               (a)(e)                  800,000               840,184
American Savings Bank, Notes, 6.63%, 02/15/06
(Acquired 03/05/03; Cost $776,335)                         (a)(b)                  700,000               711,319
Bankers Trust Corp., Unsec. Sub. Notes, 8.25%,
05/01/05                                                   (a)                   1,200,000             1,200,180
Corporacion Andina de Fomento (Venezuela), Unsec.
Yankee Notes, 8.88%, 06/01/05                              (a)                   2,500,000             2,509,850
Danske Bank A/S (Denmark), Sub. Notes, 6.38%,
06/15/08 (Acquired 08/30/02; Cost $53,673)                 (a)(b)                   50,000                50,213
First Empire Capital Trust I, Gtd. Notes, 8.23%,
02/01/27                                                   (a)                     650,000               718,367
Golden State Bancorp. Inc., Sub. Deb., 10.00%,
10/01/06                                                   (a)                     900,000               972,252
Wells Fargo Bank, N.A., Unsec. Sub. Global Notes,
7.80%, 06/15/10                                            (a)                   6,250,000             6,285,625
                                                                                                     ===========
                                                                                                      15,374,572
                                                                                                     ===========

DIVERSIFIED METALS & MINING--0.38%

Noranda Inc. (Canada), Unsec. Yankee Deb., 7.00%,
07/15/05                                                   (a)                   1,000,000             1,006,340
                                                                                                     ===========

ELECTRIC UTILITIES--4.21%

AmerenEnergy Generating Co.-Series C, Sr. Unsec.
Global Notes, 7.75%, 11/01/05                              (a)                   1,430,000             1,458,428
Consolidated Edison Co. of New York-Series A, Unsec.
Deb.,  7.75%, 06/01/26                                     (a)                   2,000,000             2,135,820

STB-QTR-1

                                                                                                      PRINCIPAL       MARKET
                                                                                                       AMOUNT          VALUE
                                                                                                     -----------    -----------
ELECTRIC UTILITIES--(CONTINUED)

Hydro-Quebec (Canada)-Series B, Gtd. Medium Term
Yankee Notes, 6.52%, 02/23/06                                                              (a)       $ 1,150,000    $ 1,174,081

Kansas City Power & Light Co., Sr. Unsec. Notes, 7.13%, 12/15/05                           (a)         1,740,000      1,775,131

MidAmerican Energy Holdings Co., Sr. Unsec. Notes, 7.23%, 09/15/05                         (a)         2,400,000      2,432,736

Niagara Mohawk Power Corp.-Series F, Sr. Unsec. Notes, 7.63%, 10/01/05                     (a)           756,098        767,719

Pacific Gas & Electric Co., Unsec. Floating Rate Notes, 3.82%, 04/03/06                    (a)(c)        312,000        312,769

Yorkshire Power Finance (Cayman Islands)-Series B, Sr. Unsec. Gtd. Unsub. Global Notes,    (a)
6.50%, 02/25/08                                                                                        1,100,000      1,142,482
                                                                                                                    ===========
                                                                                                                     11,199,166
                                                                                                                    ===========
FOOD RETAIL--0.45%

Safeway Inc., Sr. Unsec. Notes, 2.50%, 11/01/05                                            (a)         1,200,000      1,193,340
                                                                                                                    ===========
GAS UTILITIES--0.77%

Columbia Energy Group-Series C, Notes, 6.80%, 11/28/05                                     (a)         2,000,000      2,033,340
                                                                                                                    ===========
HOMEBUILDING--2.15%

D.R. Horton, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 12/01/07                                  (a)         1,415,000      1,508,744

Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%, 10/24/05                                      (a)         1,500,000      1,523,340

Ryland Group, Inc. (The), Sr. Unsec. Unsub. Notes, 9.75%, 09/01/10                         (a)         2,500,000      2,668,700
                                                                                                                    ===========
                                                                                                                      5,700,784
                                                                                                                    ===========
INDUSTRIAL CONGLOMERATES--0.69%

URC Holdings Corp., Sr. Notes, 7.88%, 06/30/06 (Acquired 10/08/03; Cost $1,981,473)        (a)(b)      1,750,000      1,824,025
                                                                                                                    ===========
INTEGRATED TELECOMMUNICATION SERVICES--0.31%

TELUS Corp. (Canada), Yankee Notes, 7.50%, 06/01/07                                        (a)           300,000        318,546

Verizon Communications Inc., Unsec. Deb., 6.36%, 04/15/06                                  (a)           500,000        511,750
                                                                                                                    ===========
                                                                                                                        830,296
                                                                                                                    ===========
INVESTMENT BANKING & BROKERAGE--0.58%

Lehman Brothers Inc., Sr. Sub. Deb., 11.63%, 05/15/05                                      (a)           125,000        125,288

Lehman Brothers Inc., Sr. Unsec. Sub. Notes, 7.63%, 06/01/06                               (a)           700,000        727,860

Merrill Lynch & Co., Inc.-Series B, Medium Term Notes, 7.08%, 10/03/05                     (a)           690,000        700,709
                                                                                                                    ===========
                                                                                                                      1,553,857
                                                                                                                    ===========
LIFE & HEALTH INSURANCE--0.93%

ReliaStar Financial Corp., Unsec. Notes, 8.00%, 10/30/06                                   (a)         2,340,000      2,480,143
                                                                                                                    ===========

STB-QTR-1

                                                                                                         PRINCIPAL       MARKET
                                                                                                           AMOUNT         VALUE
                                                                                                         ----------    -----------
MOVIES & ENTERTAINMENT--0.38%
Time Warner Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/05                             (a)          $1,000,000    $ 1,000,510
                                                                                                                       ===========
MULTI-LINE INSURANCE--0.19%
AXA Equitable Life Insurance Co., Notes, 6.95%, 12/01/05 (Acquired 11/29/04;
Cost $523,528)                                                                              (a)(b)          505,000        513,928
                                                                                                                       ===========
MULTI-UTILITIES & UNREGULATED POWER--0.15%
Dominion Resources, Inc.-Series B, Sr. Unsec. Unsub. Global Notes, 7.63%, 07/15/05          (a)             400,000        403,388
                                                                                                                       ===========
MUNICIPALITIES--2.77%

Bethlehem (City of), Pennsylvania; Unlimited Taxable Series 2004 B GO, 3.35%, 11/01/06      (a)(f)        1,000,000        991,100

Chicago (City of), Illinois O'Hare International Airport; Refunding Taxable General
Airport Third Lien Series 2004 E RB, 3.88%, 01/01/08                                        (a)(f)        1,000,000        997,500

Michigan (State of) Municipal Bond Authority (City of Detroit School District); Series
2005 RB, 5.00%, 06/01/07                                                                    (a)(f)          425,000        443,186

New York (City of), New York Housing Development Corp. (NYC Housing Authority Project);
Capital Funding Series 2005 A RB, 4.00%, 07/01/07                                           (a)(f)          150,000        153,645

Onondaga (County of), New York; Unlimited Taxable Pension Series 2004 GO, 3.50%,
10/15/06                                                                                    (a)           1,250,000      1,242,663

Phoenix (City of), Arizona Civic Improvement Corp.; Rental Car Facility Taxable Series
2004 RB, 3.69%, 07/01/07                                                                    (a)(f)        1,500,000      1,488,750

Sacramento (County of), California; Taxable Pension Funding CARS Series 2004 C-1 RB,
5.84%, 07/10/30                                                                             (a)(f)(g)     1,600,000      1,526,000

Tulsa (County of), Oklahoma School District No. 5 (Jenks); Unlimited Taxable Series 2005
GO, 3.50%, 06/01/07                                                                         (a)             500,000        506,540
                                                                                                                       ===========
                                                                                                                         7,349,384
                                                                                                                       ===========
OTHER DIVERSIFIED FINANCIAL SERVICES--2.74%

CIT Group Inc., Sr. Unsec. Unsub. Global Notes, 7.63%, 08/16/05                             (a)             775,000        784,393

Pemex Finance Ltd. (Cayman Islands), Sr. Unsec. Global Notes, 8.02%, 05/15/07               (a)           2,400,000      2,499,456

Pemex Finance Ltd. (Cayman Islands)-Series 1999-2, Class A1, Global Bonds, 9.69%,
08/15/09                                                                                    (a)           1,665,000      1,847,734

PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06 (Acquired 03/23/04-11/22/04;
Cost $2,183,377)                                                                            (a)(b)        2,154,214      2,148,919
                                                                                                                       ===========
                                                                                                                         7,280,502
                                                                                                                       ===========
PROPERTY & CASUALTY INSURANCE--1.03%

Executive Risk Capital Trust-Series B, Gtd. Bonds, 8.68%, 02/01/27                          (a)             625,000        707,212

Oil Insurance Ltd. (Bermuda), Unsec. Sub. Deb., 5.15%, 08/15/33 (Acquired 03/23/04;
Cost $2,099,800)                                                                            (a)(b)        2,000,000      2,025,860
                                                                                                                       ===========
                                                                                                                         2,733,072
                                                                                                                       ===========

STB-QTR-1

                                                                                                    PRINCIPAL        MARKET
                                                                                                      AMOUNT          VALUE
                                                                                                   ------------    ------------
REAL ESTATE--0.83%

Spieker Properties, Inc., Medium Term Notes, 8.00%, 07/19/05                             (a)       $  2,180,000    $  2,200,143
                                                                                                                   ============

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.39%

Southern Investments UK PLC (United Kingdom), Sr. Unsec. Unsub. Yankee Notes, 6.80%,
12/01/06                                                                                 (a)          1,000,000       1,035,930
                                                                                                                   ============

REGIONAL BANKS--0.97%

Cullen/Frost Capital Trust I, Unsec. Sub. Floating Rate Notes, 4.46%, 03/01/34           (a)(c)       1,500,000       1,555,875

Popular, Inc., Unsec. Sub. Notes, 6.75%, 12/15/05                                        (a)          1,000,000       1,016,530
                                                                                                                   ============
                                                                                                                      2,572,405
                                                                                                                   ============

RESTAURANTS--1.07%

McDonald's Corp., Unsec. Deb., 7.05%, 11/15/25                                           (a)          2,700,000       2,830,788
                                                                                                                   ============

SOVEREIGN DEBT--2.86%

Export-Import Bank of Korea (The) (South Korea), Unsec. Global Notes, 6.50%, 11/15/06    (a)          2,000,000       2,074,280

Japan Bank for International Cooperation (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
10/06/05                                                                                 (a)             75,000          75,944

Russian Federation (Russia), Unsec. Unsub. Bonds, 8.75%, 07/24/05 (Acquired
09/10/04-01/21/05; Cost $2,069,550)                                                      (a)(b)       2,000,000       2,022,000

Russian Federation (Russia)-REGS, Unsec. Unsub. Euro Bonds,

8.75%, 07/24/05 (Acquired 05/14/04; Cost $2,113,000)                                     (a)(b)       2,000,000       2,024,600

10.00%, 06/26/07 (Acquired 05/14/04-05/18/04; Cost $1,440,281)                           (a)(b)       1,275,000       1,414,230
                                                                                                                   ============
                                                                                                                      7,611,054
                                                                                                                   ============

TOBACCO--1.33%

Altria Group, Inc., Unsec. Global Notes, 7.00%, 07/15/05                                 (a)          2,000,000       2,013,680

Altria Group, Inc., Unsec. Notes, 6.38%, 02/01/06                                        (a)          1,500,000       1,525,140
                                                                                                                   ============
                                                                                                                      3,538,820
                                                                                                                   ============

TRUCKING--1.26%

Hertz Corp. (The), Sr. Global Notes, 8.25%, 06/01/05                                     (a)            700,000         702,359

Roadway Corp., Sr. Sec. Gtd. Global Notes, 8.25%, 12/01/08                               (a)          2,400,000       2,646,960
                                                                                                                   ============
                                                                                                                      3,349,319
                                                                                                                   ============

WIRELESS TELECOMMUNICATION SERVICES--1.66%

TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.63%, 07/15/10                  (a)          4,145,000       4,423,917
                                                                                                                   ============
Total Bonds & Notes (Cost $154,739,362)                                                                             152,698,331
                                                                                                                   ============

STB-QTR-1

                                                                                                         PRINCIPAL       MARKET
                                                                                                          AMOUNT          VALUE
                                                                                                        -----------    -----------
U.S. MORTGAGE-BACKED SECURITIES--32.32%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--6.47%

Pass Through Ctfs.,
 8.00%, 11/20/12                                                                           (a)          $   944,151    $   995,719
 9.00%, 05/01/15                                                                           (a)              601,106        664,222
 7.50%, 06/01/16 to 07/01/24                                                               (a)            1,945,598      2,055,794
 7.00%, 12/01/16 to 10/01/34                                                               (a)            4,204,990      4,453,234
 6.00%, 02/01/17 to 03/01/23                                                               (a)            5,081,063      5,234,219
 8.50%, 02/01/19 to 08/17/26                                                               (a)            3,465,201      3,796,195
                                                                                                                       ===========
                                                                                                                        17,199,383
                                                                                                                       ===========
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--15.34%

Pass Through Ctfs.,
 7.50%, 02/01/15 to 11/01/34                                                               (a)            4,702,925      5,025,231
 7.00%, 04/01/15 to 09/01/34                                                               (a)           16,811,865     17,765,830
 8.50%, 09/01/15 to 07/01/30                                                               (a)            1,590,125      1,735,378
 6.50%, 11/01/16 to 12/01/34                                                               (a)            7,769,817      8,106,689
 8.00%, 09/01/17 to 08/01/32                                                               (a)            5,974,448      6,479,817
 9.00%, 02/01/21 to 01/01/30                                                               (a)              543,008        598,487
10.00%, 05/01/26                                                                           (a)              892,726      1,042,400
                                                                                                                       ===========
                                                                                                                        40,753,832
                                                                                                                       ===========
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--10.51%

Pass Through Ctfs.,
 6.50%, 10/15/13 to 02/15/34                                                               (a)           10,031,480     10,554,893
 7.00%, 05/15/17 to 06/15/32                                                               (a)            6,674,016      7,084,912
 6.00%, 06/15/18 to 07/15/33                                                               (a)            3,769,152      3,917,574
 7.75%, 09/15/19 to 02/15/21                                                               (a)              911,726        985,264
 7.50%, 06/15/23 to 07/15/32                                                               (a)            4,021,414      4,341,299
 8.50%, 07/20/27                                                                           (a)              377,020        410,390
 8.00%, 10/15/30                                                                           (a)              588,863        639,918
                                                                                                                       ===========
                                                                                                                        27,934,250
                                                                                                                       ===========
Total U.S. Mortgage-Backed Securities (Cost $83,304,844)                                                                85,887,465
                                                                                                                       ===========

                                                                                                          SHARES
PREFERRED STOCKS--5.26%

INTEGRATED OIL & GAS--1.28%

Shell Frontier Oil & Gas Inc., Series A, 3.49% Floating Rate Pfd.                          (a)(c)                24      2,400,000
Shell Frontier Oil & Gas Inc., Series C, 3.49% Floating Rate Pfd.                          (a)(c)                10      1,000,000
                                                                                                                       ===========
                                                                                                                         3,400,000
                                                                                                                       ===========

OTHER DIVERSIFIED FINANCIAL SERVICES--2.18%

ABN AMRO XVIII Custodial Receipts-Series MM18, 2.79% Floating Rate Pfd. (Acquired
09/10/04-09/13/04; Cost $1,599,990)                                                        (b)(h)(i)             16      1,600,000

Zurich RegCaPS Funding Trust III, 3.25% Floating Rate Pfd. (Acquired 03/17/04-09/28/04;
Cost $2,673,536)                                                                           (a)(b)(c)          2,750      2,724,851

STB-QTR-1

                                                                                         MARKET
                                                                         SHARES          VALUE
                                                                        ---------    -------------
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
Zurich RegCaPS Funding Trust IV, 3.33% Floating Rate
Pfd. (Acquired 01/19/05; Cost $732,361)                 (a)(b)(c)             750    $     732,518
                                                                                     =============

Zurich RegCaPS Funding Trust VI, 3.51% Floating Rate
Pfd. (Acquired 01/19/05; Cost $728,600)                 (a)(b)(c)             750          728,529
                                                                                     =============
                                                                                         5,785,898
                                                                                     =============
THRIFTS & MORTGAGE FINANCE--1.80%

Fannie Mae-Series J, 4.72% Floating Rate Pfd.           (a)(j)             47,500        2,400,237
Fannie Mae-Series K, 5.40% Floating Rate Pfd.           (j)                47,500        2,386,875
                                                                                     =============
                                                                                         4,787,112
                                                                                     =============
Total Preferred Stocks (Cost $13,915,362)                                               13,973,010
                                                                                     =============

                                                                        PRINCIPAL
                                                                         AMOUNT
ASSET-BACKED SECURITIES--4.19%
ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES--
0.72%

Pacific Coast CDO Ltd. (Cayman Islands)-Series 1A,
Class A, Floating Rate Bonds, 3.59%, 10/25/36
(Acquired 3/24/04-05/26/04; Cost $1,913,215)            (b)(c)(h)      $ 1,931,728       1,912,411
                                                                                     =============

OTHER DIVERSIFIED FINANCIAL SERVICES--2.39%

Citicorp Lease-Series 1999-1, Class A1, Pass Through
Ctfs., 7.22%, 06/15/05 (Acquired 10/03/02-07/15/04;
Cost $4,611,706)                                        (a)(b)           4,325,762       4,349,089

Twin Reefs Pass-Through Trust, Floating Rate Pass
Through Ctfs., 3.91% (Acquired 12/07/04; Cost
$2,000,000)                                             (a)(b)(e)(k)     2,000,000       2,011,552
                                                                                     =============
                                                                                         6,360,641
                                                                                     =============
THRIFTS & MORTGAGE FINANCE--1.08%

Sovereign Bank-Class A-1, Pass Through Ctfs., 10.20%,
06/30/05 (Acquired 09/22/04; Cost $2,995,141)           (a)(b)           2,842,364       2,867,718
                                                                                     =============

Total Asset-Backed Securities (Cost $11,140,970)                                        11,140,770
                                                                                     =============

U.S. GOVERNMENT AGENCY SECURITIES--0.76%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--0.76%

Unsec. Floating Rate Global Notes,
4.11%, 02/17/09 (Cost $2,000,000)                       (a)(k)           2,000,000       2,005,880
                                                                                     =============
TOTAL INVESTMENTS--100.00% (Cost $265,100,538)                                       $ 265,705,456
                                                                                     =============

STB-QTR-1

      Investment Abbreviations:

      CARS - Convertible Auction Rate Securities

      Ctfs. - Certificates

      Deb. - Debentures

      GO - General Obligation Bonds

      Gtd. - Guaranteed

      Pfd. - Preferred

      RB - Revenue Bonds

      RegCaPS - Regulatory Capital Preferred Securities

      REGS - Regulation S

      Sec. - Secured

      Sr. - Senior

      Sub. - Subordinated

      Unsec. - Unsecured

      Unsub. - Unsubordinated

      Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at April 30, 2005 was $259,806,170, which represented 97.78% of the Fund's Total Investments. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2005 was $34,356,039, which represented 12.93% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on April 30, 2005.

(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1C and Note 3.

(e)   Perpetual bond with no specified maturity date.

(f) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(g) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The Bond will be remarketed or converted to a fixed coupon rate at a specified future date.

(h) Security considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at April 30, 2005 was $3,512,411, which represented 1.32% of the Fund's Total Investments.

(i) Dividend rate is redetermined annually. Rate shown is the rate in effect on April 30, 2005.

(j) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on April 30, 2005.

(k) Interest rate is redetermined monthly. Rate shown is the rate in effect on April 30, 2005.

      See accompanying notes which are an integral part of this schedule.

STB-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

STB-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            UNREALIZED
                           MARKET VALUE     PURCHASES     PROCEEDS FROM    APPRECIATION    MARKET VALUE    DIVIDEND    REALIZED
FUND                         07/31/04        AT COST          SALES       (DEPRECIATION)     04/30/05       INCOME    GAIN (LOSS)
------------------------   ------------   -------------   -------------   --------------   ------------   ---------   -----------
Liquid Assets Portfolio-
Institutional Class          $ 43,711     $  54,782,342   $ (54,826,053)     $    -           $   -       $  16,814     $    -

STIC Prime Portfolio-
Institutional Class            43,711        54,782,342     (54,826,053)          -               -          16,934          -
                             --------     -------------   -------------      ------           -----       ---------     ------
   Total                     $ 87,422     $ 109,564,684   $(109,652,106)     $    -           $   -       $  33,748     $    -
                             ========     =============   =============      ======           =====       =========     ======

STB-QTR-1

NOTE 3 - FUTURES CONTRACTS

On April 30, 2005, $500,000 principal amount of U.S. corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

                 OPEN FUTURES CONTRACTS AT PERIOD END
----------------------------------------------------------------------
                  NO. OF       MONTH/         MARKET       UNREALIZED
  CONTRACT      CONTRACTS    COMMITMENT       VALUE       APPRECIATION
-------------   ---------   ------------   ------------   ------------
U.S. Treasury
2 Year Notes      318       June-05/Long   $ 66,049,593   $    125,097

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2005 was $221,015,452 and $244,494,576, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 2,858,330

Aggregate unrealized (depreciation) of investment securities    (2,253,412)
                                                               -----------
Net unrealized appreciation of investment securities           $   604,918
                                                               ===========

Investments have the same cost for tax and financial statement purposes.

STB-QTR-1

                           AIM TOTAL RETURN BOND FUND

            Quarterly Schedule of Porfolio Holdings - April 30, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com               TRB-QTR-1 4/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)

                                                                                 PRINCIPAL         MARKET
                                                                                  AMOUNT            VALUE
                                                                                ----------       -----------
BONDS & NOTES--59.13%

ADVERTISING--0.05%

Interpublic Group of Cos., Inc. (The), Sr. Unsec. Notes,
 7.88%, 10/15/05                                                  (a)           $   91,000       $    92,252
                                                                                                 ===========

AEROSPACE & DEFENSE--0.13%

Lockheed Martin Corp.-Series A, Medium Term Notes,
 8.66%, 11/30/06                                                  (a)              225,000           240,766
                                                                                                 ===========

ASSET MANAGEMENT & CUSTODY BANKS--0.11%

Bank of New York Institutional Capital Trust-Series A,
 Bonds, 7.78%, 12/01/26 (Acquired 06/12/03; Cost $238,542)        (a)(b)           200,000           213,910
                                                                                                 ===========

AUTO PARTS & EQUIPMENT--0.18%

Lear Corp.-Series B, Sr. Unsec. Gtd. Notes,  7.96%, 05/15/05      (a)              348,000           348,362
                                                                                                 ===========

AUTOMOBILE MANUFACTURERS--1.37%

DaimlerChrysler N.A. Holding Corp., Gtd. Global Notes,
 7.75%, 06/15/05                                                  (a)              875,000           879,611

DaimlerChrysler N.A. Holding Corp., Unsec. Gtd. Unsub.
 Global Notes, 7.25%, 01/18/06                                    (a)            1,000,000         1,020,990

General Motors Corp., Unsec. Global Notes, 6.25%, 05/01/05        (a)              700,000           700,322
                                                                                                 ===========
                                                                                                   2,600,923
                                                                                                 ===========
BROADCASTING & CABLE TV--7.70%

Comcast Corp., Sr. Sub. Deb., 10.63%, 07/15/12                    (a)              240,000           312,862

Comcast Corp., Sr. Unsec. Sub. Notes, 10.50%, 06/15/06            (a)              925,000           993,552

Continental Cablevision, Inc., Sr. Unsec. Deb., 8.88%, 09/15/05   (a)              900,000           917,397

9.50%, 08/01/13                                                   (a)            1,000,000         1,065,580

Cox Communications, Inc., Unsec. Notes, 6.88%, 06/15/05           (a)              100,000           100,435

Cox Radio, Inc., Sr. Unsec. Gtd. Notes,  6.38%, 05/15/05          (a)              500,000           500,610

Cox Radio, Inc., Sr. Unsec. Notes,  6.63%, 02/15/06               (a)              125,000           127,489

TRB-QTR-1

                                                                                 PRINCIPAL          MARKET
                                                                                  AMOUNT            VALUE
                                                                                ----------       -----------
BROADCASTING & CABLE TV--(CONTINUED)

Lenfest Communications, Inc., Sr. Unsec. Notes, 8.38%, 11/01/05   (a)           $2,625,000       $ 2,696,452

MediaOne Group, Inc., Gtd. Notes, 6.75%, 10/01/05                 (a)              190,000           192,293

TCI Communications, Inc., Sr. Notes, 7.25%, 08/01/05              (a)              860,000           867,895

TCI Communications, Inc., Sr. Unsec. Notes, 8.00%, 08/01/05       (a)            1,150,000         1,162,604

Time Warner Cos., Inc., Notes, 8.18%, 08/15/07                    (a)              650,000           701,395

Time Warner Cos., Inc., Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24     (a)              600,000           714,396

Time Warner Cos., Inc., Unsec. Notes, 7.75%, 06/15/05             (a)            4,250,000         4,271,930
                                                                                                 ===========
                                                                                                  14,624,890
                                                                                                 ===========
COMMODITY CHEMICALS--0.53%

Methanex Corp., (Canada), Unsec. Yankee Notes, 7.75%, 08/15/05    (a)            1,000,000         1,005,250
                                                                                                 ===========

CONSUMER FINANCE--11.10%

Associates Corp. of North America, Sr. Global Deb.,
 6.95%, 11/01/18                                                  (a)              100,000           117,826

Capital One Bank, Sr. Global Notes, 6.88%, 02/01/06               (a)            1,175,000         1,201,520

8.25%, 06/15/05                                                   (a)              850,000           854,530

Capital One Capital I, Sub. Floating Rate Bonds, 4.29%,
 02/01/27 (Acquired 09/15/04-09/16/04; Cost $813,712)             (a)(b)(c)        800,000           802,696

Capital One Financial Corp., Sr. Unsec. Notes, 7.25%, 05/01/06    (a)            1,425,000         1,471,327

8.75%, 02/01/07                                                   (a)              350,000           375,994

Capital One Financial Corp., Unsec. Notes, 7.13%, 08/01/08        (a)              175,000           188,022

Ford Motor Credit Co., Global Notes, 7.60%, 08/01/05              (a)            1,140,000         1,147,877

Ford Motor Credit Co., Medium Term Notes, 5.05%, 05/22/06         (a)            1,000,000           995,950

Ford Motor Credit Co., Notes, 6.38%, 12/15/05                     (a)            1,000,000         1,009,610

6.75%, 05/15/05                                                   (a)            1,015,000         1,016,045

Ford Motor Credit Co., Unsec. Global Notes, 6.50%, 01/25/07       (a)              750,000           755,175

6.88%, 02/01/06                                                   (a)            2,098,000         2,126,701

Ford Motor Credit Co., Unsec. Notes, 6.13%, 01/09/06              (a)              260,000           262,218

General Motors Acceptance Corp., Floating Rate Medium
 Term Notes, 3.70%, 05/18/06                                      (a)(c)           675,000           662,965

General Motors Acceptance Corp., Global Notes, 7.50%, 07/15/05    (a)              525,000           527,541

TRB-QTR-1

                                                                                 PRINCIPAL         MARKET
                                                                                  AMOUNT           VALUE
                                                                                ----------       -----------
CONSUMER FINANCE--(CONTINUED)

General Motors Acceptance Corp., Medium Term Notes,
 5.25%, 05/16/05                                                  (a)           $1,775,000       $ 1,775,905

General Motors Acceptance Corp., Sr. Unsec. Gtd. Notes,
 2.00%, 07/15/05                                                  (a)              500,000           497,045

General Motors Acceptance Corp., Unsec. Unsub. Global
 Notes, 6.75%, 01/15/06                                           (a)            3,800,000 (d)     3,836,442

MBNA America Bank N.A., Sr. Notes, 7.75%, 09/15/05                (a)            1,430,000         1,451,235
                                                                                                 ===========
                                                                                                  21,076,624
                                                                                                 ===========
DIVERSIFIED BANKS--3.13%

AB Spintab (Sweden), Bonds, 7.50%,  (Acquired 02/12/04;
 Cost $133,922)                                                   (a)(b)(e)        120,000           125,195

Abbey National PLC (United Kingdom), Sub. Yankee
 Notes, 7.35%,                                                    (a)(e)           100,000           105,023

American Savings Bank, Notes, 6.63%, 02/15/06 (Acquired
 03/05/03; Cost $83,179)                                          (a)(b)            75,000            76,213

Banco Nacional de Comercio Exterior S.N.C. (Mexico),
 Notes, 3.88%, 01/21/09 (Acquired 02/25/04; Cost $98,375)         (a)(b)           100,000            95,738

Bangkok Bank PCL (Hong Kong), Unsec. Sub. Notes,
 9.03%, 03/15/29 (Acquired 04/22/05; Cost $1,126,818)             (a)(b)           900,000         1,100,574

BankAmerica Corp., Unsec. Sub. Notes, 7.13%, 03/01/09             (a)               50,000            54,859

BankBoston Capital Trust IV, Gtd. Floating Rate Trust Pfd.
 Notes, 3.56%, 06/08/28                                           (a)(c)           250,000           242,802

Barclays Bank PLC (United Kingdom), Bonds, 8.55%,
 (Acquired 11/05/03; Cost $209,209)                               (a)(b)(e)        170,000           202,188

Centura Capital Trust I, Gtd. Notes, 8.85%, 06/01/27
 (Acquired 05/22/03; Cost $379,629)                               (a)(b)           300,000           343,449

Corporacion Andina de Fomento (Venezuela), Unsec.
 Global Notes, 6.88%, 03/15/12                                    (a)              600,000           676,704

Corporacion Andina de Fomento (Venezuela), Unsec.
 Yankee Notes, 8.88%, 06/01/05                                    (a)              500,000           501,970

Credit Suisse First Boston Inc., Sub. Medium Term Notes,
 7.75%, 05/15/06 (Acquired 04/06/05; Cost $207,902)               (a)(b)           200,000           207,752

Danske Bank A/S (Denmark), First Tier Bonds, 5.91%,
 (Acquired 06/07/04; Cost $200,000)                               (a)(b)(e)        200,000           211,678

Danske Bank A/S (Denmark), Sub. Notes,  6.38%,
 06/15/08 (Acquired 08/30/02; Cost $107,346)                      (a)(b)           100,000           100,426

First Empire Capital Trust I, Gtd. Notes, 8.23%, 02/01/27         (a)              195,000           215,510

Golden State Bancorp. Inc., Sub. Deb., 10.00%, 10/01/06           (a)              250,000           270,070

HSBC Capital Funding L.P. (United Kingdom), Gtd.
 Bonds, 4.61%, (Acquired 11/05/03-11/22/04; Cost $94,036)         (a)(b)(e)        100,000            96,734

Lloyds Bank PLC (United Kingdom)-Series 1, Unsec. Sub.
 Floating Rate Euro Notes, 2.96%,                                 (a)(e)(f)        300,000           263,997

TRB-QTR-1

                                                                                 PRINCIPAL         MARKET
                                                                                  AMOUNT            VALUE
                                                                                ----------       -----------
DIVERSIFIED BANKS--(CONTINUED)

National Bank of Canada (Canada), Floating Rate Euro
 Deb., 3.31%, 08/29/87                                            (a)(f)        $   70,000       $    56,669

National Westminster Bank PLC (United Kingdom)-Series
 B, Unsec. Sub. Floating Rate Euro Notes, 3.31%,                  (a)(e)(f)        100,000            89,587

NBD Bank N.A. Michigan, Unsec. Sub. Deb., 8.25%, 11/01/24         (a)              160,000           214,573

RBS Capital Trust I, Bonds, 4.71%,                                (a)(e)            75,000            72,940

Wells Fargo & Co., Sr. Unsec. Global Notes, 3.75%, 10/15/07       (a)              325,000           322,683

Wells Fargo Bank, N.A., Unsec. Sub. Global Notes, 7.80%,
 06/15/10                                                         (a)              300,000           301,710
                                                                                                 ===========
                                                                                                   5,949,044
                                                                                                 ===========
DIVERSIFIED CAPITAL MARKETS--0.41%

JPMorgan Chase Bank, Sub. Notes, 7.00%, 06/01/05                  (a)              250,000           250,720

UBS Preferred Funding Trust I, Gtd. Global Bonds, 8.62%,          (a)(e)           450,000           535,378
                                                                                                 ===========
                                                                                                     786,098
                                                                                                 ===========
DIVERSIFIED CHEMICALS--0.05%

Dow Chemical Co. (The), Sr. Unsec. Medium Term Notes,
 3.85%, 11/15/05                                                  (a)              100,000           100,110
                                                                                                 ===========
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.16%

Equifax Inc., Notes, 6.30%, 07/01/05                              (a)             300,000            301,491
                                                                                                 ===========
DIVERSIFIED METALS & MINING--0.53%

Noranda Inc. (Canada), Unsec. Yankee Deb., 7.00%, 07/15/05        (a)            1,000,000         1,006,340
                                                                                                 ===========
ELECTRIC UTILITIES--3.49%

AmerenEnergy Generating Co.-Series C, Sr. Unsec. Global
 Notes, 7.75%, 11/01/05                                           (a)               50,000            50,994

Consolidated Edison Co. of New York-Series A, Unsec.
 Deb., 7.75%, 06/01/26                                            (a)              250,000           266,977

Gas Transmission Northwest Corp., Sr. Unsec. Notes,
 7.10%, 06/01/05                                                  (a)              450,000           451,260

Kansas City Power & Light Co., Sr. Unsec. Notes,
 7.13%, 12/15/05                                                  (a)              650,000           663,123

MidAmerican Energy Holdings Co., Sr. Unsec. Notes,
 7.23%, 09/15/05                                                  (a)            2,170,000         2,199,599

TRB-QTR-1

                                                                                 PRINCIPAL         MARKET
                                                                                  AMOUNT           VALUE
                                                                                ----------       -----------
ELECTRIC UTILITIES--(CONTINUED)

Niagara Mohawk Power Corp.-Series F, Sr. Unsec. Notes,
 7.63%, 10/01/05                                                  (a)           $1,841,098       $ 1,869,396

Pacific Gas & Electric Co., Unsec. Floating Rate Notes,
 3.82%, 04/03/06                                                  (a)(c)           611,000           612,505

Yorkshire Power Finance (Cayman Islands)-Series B, Sr.
 Unsec. Gtd. Unsub. Global Notes, 6.50%, 02/25/08                 (a)              500,000           519,310
                                                                                                 ===========
                                                                                                   6,633,164
                                                                                                 ===========
ENVIRONMENTAL & FACILITIES SERVICES--0.11%
Waste Mangement, Inc., Notes, 6.65%, 05/15/05                     (a)              200,000           200,264
                                                                                                 ===========
FOOD RETAIL--0.38%
Safeway Inc., Sr. Unsec. Notes, 2.50%, 11/01/05                   (a)              125,000           124,306

6.15%, 03/01/06                                                   (a)              580,000           590,353
                                                                                                 ===========
                                                                                                     714,659
                                                                                                 ===========
GAS UTILITIES--0.62%

CenterPoint Energy Resources Corp., Unsec. Deb., 6.50%,
 02/01/08                                                         (a)              250,000           263,147

CenterPoint Energy Resources Corp.-Series B, Unsec.
 Notes, 8.13%, 07/15/05                                           (a)              650,000           653,770

Columbia Energy Group-Series C, Notes, 6.80%, 11/28/05            (a)              250,000           254,167
                                                                                                 ===========
                                                                                                   1,171,084
                                                                                                 ===========
GOLD--0.11%

Newmont Mining Corp., Notes, 5.88%, 04/01/35                      (a)              200,000           204,024
                                                                                                 ===========
HOMEBUILDING--0.73%

D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%, 08/15/11              (a)              300,000           333,750

Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%, 10/24/05             (a)              200,000           203,112

Ryland Group, Inc. (The), Sr. Unsec. Unsub. Notes, 9.75%,
 09/01/10                                                         (a)              450,000           480,366

Schuler Homes, Inc., Sr. Unsec. Gtd. Global Notes, 9.38%,
 07/15/09                                                         (a)              350,000           367,937
                                                                                                 ===========
                                                                                                   1,385,165
                                                                                                 ===========
HOUSEWARES & SPECIALTIES--0.52%

 American Greetings Corp., Unsec. Putable Deb., 6.10%,
 08/01/08                                                         (a)              950,000           981,587
                                                                                                 ===========
INDUSTRIAL CONGLOMERATES--0.28%

Tyco International Group S.A. (Luxembourg), Unsec.
 Unsub. Gtd. Yankee Notes, 6.38%, 06/15/05                        (a)              400,000           401,436

URC Holdings Corp., Sr. Notes, 7.88%, 06/30/06
 (Acquired 10/08/03-11/22/04; Cost $145,305)                      (a)(b)           130,000           135,499
                                                                                                 ===========
                                                                                                     536,935
                                                                                                 ===========

TRB-QTR-1

                                                                                     PRINCIPAL      MARKET
                                                                                      AMOUNT         VALUE
                                                                                    -----------    ----------
INTEGRATED OIL & GAS--0.59%

Amerada Hess Corp., Unsec. Notes, 7.13%, 03/15/33                         (a)       $   400,000    $  449,672

ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28                              (a)           115,000       124,936

Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%, 08/15/28                    (a)           500,000       556,250
                                                                                                   ==========
                                                                                                    1,130,858
                                                                                                   ==========
INTEGRATED TELECOMMUNICATION SERVICES--4.31%

Deutsche Telekom International Finance B.V.
 (Netherlands), Unsec. Gtd. Unsub. Global Bonds, 8.25%, 06/15/05          (a)           950,000       955,415

France Telecom S.A. (France), Sr. Unsec. Multi-Coupon
 Global Notes, 8.75%, 03/01/31                                            (a)           175,000       238,094

SBC Communications Inc., Notes, 4.21%, 06/05/05
 (Acquired 12/10/04; Cost $2,012,040)                                     (a)(b)      2,000,000     2,001,964

SBC Communiciations Capital Corp.-Series D, Medium
 Term Notes, 7.11%, 05/31/05                                              (a)           450,000       451,355

Southwestern Bell Telephone Co.-Series B,  Medium
 Term Notes, 6.25%, 07/07/05                                              (a)           500,000       502,565

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 7.13%,01/30/06        (a)         2,466,000     2,522,323

Sprint Corp., Deb., 9.25%, 04/15/22                                       (a)            75,000       101,201

TELUS Corp. (Canada), Yankee Notes, 7.50%, 06/01/07                       (a)           400,000       424,728

Verizon California Inc.-Series F, Unsec. Deb.,  6.75%, 05/15/27           (a)(g)        100,000       108,912

Verizon Communications Inc., Unsec. Deb., 8.75%, 11/01/21                 (a)           125,000       165,433

Verizon Communications Inc., Unsec. Gtd. Deb., 6.94%, 04/15/28            (a)            50,000        56,315

Verizon Florida Inc.-Series F, Sr. Unsec. Deb., 6.13%, 01/15/13           (a)           125,000       132,391

Verizon Maryland, Inc.-Series A, Unsec. Global Notes, 6.13%, 03/01/12     (a)           400,000       426,120

Verizon Virginia Inc.-Series A, Unsec. Global Deb., 4.63%, 03/15/13       (a)           100,000        96,940
                                                                                                   ==========
                                                                                                    8,183,756
                                                                                                   ==========
INVESTMENT BANKING & BROKERAGE--0.44%

Goldman Sachs Group, Inc. (The), Gtd. Sub. Trust Pfd.

Bonds, 6.35%, 02/15/34                                                    (a)           350,000       370,727

Lehman Brothers Inc., Sr. Sub. Deb., 11.63%, 05/15/05                     (a)           250,000       250,575

Lehman Brothers Inc., Sr. Unsec. Sub. Notes, 7.63%, 06/01/06              (a)           150,000       155,970

Merrill Lynch & Co., Inc.-Series C, Sr. Floating Rate
 Medium Term Notes, 3.08%, 06/16/06                                       (a)(c)         50,000        49,963
                                                                                                   ==========
                                                                                                      827,235
                                                                                                   ==========

TRB-QTR-1

                                                                                        PRINCIPAL          MARKET
                                                                                         AMOUNT            VALUE
                                                                                         ------            -----
LIFE & HEALTH INSURANCE--0.90%

Prudential Holdings, LLC-Series B, Bonds, 7.25%,
 12/18/23 (Acquired 01/22/04-12/21/04; Cost $1,601,997)                  (a)(b)(g)     $  1,345,000      $ 1,605,769

ReliaStar Financial Corp., Unsec. Notes, 8.00%, 10/30/06                 (a)                100,000          105,989
                                                                                                         ===========
                                                                                                           1,711,758
                                                                                                         ===========
MOVIES & ENTERTAINMENT--2.98%

Time Warner Entertainment Co. L.P., Sr. Unsec. Deb.,
 8.38%, 03/15/23                                                         (a)                450,000          566,240

Time Warner Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/05          (a)              2,959,000        2,960,509

Viacom Inc., Sr. Unsec. Gtd. Global Notes, 6.40%, 01/30/06               (a)                750,000          764,528

Viacom Inc., Sr. Unsec. Gtd. Notes, 7.75%, 06/01/05                      (a)              1,364,000        1,369,074
                                                                                                         ===========
                                                                                                           5,660,351
                                                                                                         ===========
MULTI-LINE INSURANCE--0.37%

AXA Equitable Life Insurance Co., Notes, 6.95%, 12/01/05
 (Acquired 11/29/04; Cost $725,683)                                      (a)(b)             700,000          712,376
                                                                                                         ===========
MULTI-UTILITIES--0.91%

Dominion Resources, Inc.-Series B, Sr. Unsec. Unsub.
 Global Notes, 7.63%, 07/15/05                                           (a)                700,000          705,929

Sempra Energy, Sr. Unsec. Unsub. Notes, 6.95%, 12/01/05                  (a)              1,000,000        1,018,560
                                                                                                         ===========
                                                                                                           1,724,489
                                                                                                         ===========
MUNICIPALITIES--3.80%

Chicago (City of), Illinois O'Hare International Airport;
 Refunding Taxable General Airport Third Lien Series 2004
 E RB, 3.88%, 01/01/08                                                   (a)(g)           1,000,000          997,500

Dallas (City of), Texas; Limited Taxable Pension Series 2005 A GO,

4.61%, 02/15/14                                                          (a)                200,000          200,250

5.20%, 02/15/35                                                          (a)                300,000          304,506

Indianapolis (City of), Indiana Local Public Improvement
 Bond Bank; Taxable Series 2005 A RB, 4.87%, 07/15/16                    (a)                250,000          250,625

5.22%, 07/15/20                                                          (a)                325,000          327,928

5.28%, 01/15/22                                                          (a)                275,000          277,406
Industry (City of), California Urban Development Agency
 (Project 3); Taxable Allocation Series 2003 RB, 6.10%,
 05/01/24                                                                (a)(g)             450,000          467,438

Louisiana (State of); Refunding Unlimited Tax Series 2005
 A GO, 5.00%, 08/01/14                                                   (a)(g)(h)          650,000          722,046

TRB-QTR-1

                                                                                         PRINCIPAL         MARKET
                                                                                          AMOUNT           VALUE
                                                                                          ------           -----
MUNICIPALITIES--(CONTINUED)

Michigan (State of) Municipal Bond Authority (City of
 Detroit School District); Series 2005 RB, 5.00%, 06/01/07               (a)(g)(h)     $   600,000       $  625,674

5.00%, 06/01/15                                                          (a)(g)(h)         250,000          274,473

Michigan (State of), Western Michigan State University;
 Series 2005 RB, 4.41%, 11/15/14                                         (a)(g)(h)         375,000          377,693

New Hampshire (State of); Unlimited Taxable Series 2005
 B GO, 4.65%, 05/15/15                                                   (a)               630,000          634,725

New Jersey (State of) Economic Development Authority
 (School Facilities Construction); Refunding Series 2005 K
  RB, 5.25%, 12/15/14                                                    (a)(g)(h)         300,000          336,801

New York (City of), New York Housing Development
 Corp. (NYC Housing Authority Project); Capital Funding
 Series 2005 A RB, 4.00%, 07/01/07                                       (a)(g)(h)         210,000          215,103

Phoenix (City of), Arizona Civic Improvement Corp.;
 Rental Car Facility Taxable Series 2004 RB, 3.69%, 07/01/07             (a)(g)            100,000           99,250

4.21%, 07/01/08                                                          (a)(g)            125,000          125,178

Sacramento (County of), California; Taxable Pension
 Funding CARS Series 2004 C-1 RB, 5.84%, 07/10/30                        (a)(g)(i)         400,000          381,500

Tulsa (County of), Oklahoma School District No. 5 (Jenks);
 Unlimited Tax Series 2005 GO, 3.50%, 06/01/07                           (a)(h)            600,000          607,848
                                                                                                         ==========
                                                                                                          7,225,944
                                                                                                         ==========
OIL & GAS EQUIPMENT & SERVICES--0.01%

Union Oil Co. of California, Unsec. Gtd. Notes, 7.20%, 05/15/05          (a)                25,000           25,036
                                                                                                         ==========
OIL & GAS EXPLORATION & PRODUCTION--1.18%

Andarko Petroleum Corp., Unsec. Notes, 6.50%, 05/15/05                   (a)               640,000          640,858

Pemex Project Funding Master Trust, Unsec. Gtd. Unsub.
 Global Notes, 7.38%, 12/15/14                                           (a)               325,000          354,088

8.63%, 02/01/22                                                          (a)             1,075,000        1,250,870
                                                                                                         ==========
                                                                                                          2,245,816
                                                                                                         ==========
OTHER DIVERSIFIED FINANCIAL SERVICES--3.84%

CIT Group Inc., Sr. Unsec. Unsub. Global Notes, 7.63%, 08/16/05          (a)               175,000          177,121

General Electric Capital Corp.-Series A, Medium
 Term Global Notes, 2.85%, 01/30/06                                      (a)                25,000           24,877

Heller Financial, Inc., Sr. Unsec. Global Notes, 8.00%, 06/15/05         (a)               400,000          402,184

TRB-QTR-1

                                                                                        PRINCIPAL          MARKET
                                                                                         AMOUNT            VALUE
                                                                                         ------            -----
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)

 ING Capital Funding Trust III, Gtd. Trust Pfd. Global Bonds, 8.44%,     (a)(e)        $   90,000        $  106,288

JPMorgan Chase & Co., Sub Notes, 6.25%, 12/15/05                         (a)              100,000           101,445

Mizuho JGB Investment LLC-Series A, Bonds, 9.87%,
 (Acquired 06/16/04; Cost $339,375)                                      (a)(b)(e)        300,000           339,690

NiSource Finance Corp.,  Sr. Unsec. Gtd. Notes, 7.63%, 11/15/05          (a)            2,000,000         2,039,900

Pemex Finance Ltd. (Cayman Islands), Sr. Unsec. Global
  Notes, 8.02%, 05/15/07                                                 (a)              206,250           214,797

Pemex Finance Ltd. (Cayman Islands)-Series 1999-2, Class A1,
 Global Bonds, 9.69%, 08/15/09                                           (a)              900,000           998,775

PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06 (Acquired
 03/23/04; Cost $288,746)                                                (a)(b)           284,855           284,155

Premium Asset Trust-Series 2004-04, Sr. Notes, 4.13%,
 03/12/09 (Acquired 03/04/04-11/29/04; Cost $248,281)                    (a)(b)           250,000           241,345

Regional Diversified Funding (Cayman Islands), Sr.
 Floating Rate Notes, 3.46%, 01/25/36 (Acquired 03/21/05;
 Cost $500,000)                                                          (b)(c)(j)        500,000           500,000

Regional Diversified Funding (Cayman Islands), Sr. Notes,
 9.25%, 03/15/30 (Acquired 01/10/03-09/22/04; Cost $556,507)             (a)(b)           477,778           576,673

Toll Road Investors Partnership II, L.P.-Series 2005 A,
 Bonds, 5.47%, 02/15/45 (Acquired 03/11/05; Cost 830,203)                (b)(g)(j)(k)   7,100,000           845,814

UFJ Finance Aruba AEC (Aruba), Gtd. Sub. Second Tier
 Euro Bonds, 8.75%,                                                      (a)(e)           400,000           438,828
                                                                                                         ==========
                                                                                                          7,291,892
                                                                                                         ==========

PROPERTY & CASUALTY INSURANCE--0.87%

Executive Risk Capital Trust-Series B, Gtd. Bonds, 8.68%, 02/01/27       (a)              350,000           396,039

First American Capital Trust I, Gtd. Trust Pfd. Notes,
 8.50%, 04/15/12                                                         (a)              660,000           747,780

Oil Insurance Ltd. (Bermuda), Unsec. Sub. Deb., 5.15%,
 08/15/33 (Acquired 01/21/04-03/22/05; Cost $516,497)                    (a)(b)           500,000           506,465
                                                                                                         ==========
                                                                                                          1,650,284
                                                                                                         ==========
RAILROADS--0.47%

Norfolk Southern Corp., Sr. Unsec. Notes,  8.38%, 05/15/05               (a)              900,000           901,737
                                                                                                         ==========
REAL ESTATE--0.63%

Health Care Property Investors, Inc., Notes, 5.63%, 05/01/17             (a)              350,000           351,698

Health Care Property Investors, Inc., Sr. Unsec. Notes,
 6.88%, 06/08/05                                                         (a)              550,000           552,866

Health Care REIT, Inc., Sr. Notes, 5.88%, 05/15/15                       (a)              300,000           301,353
                                                                                                         ==========
                                                                                                          1,205,917
                                                                                                         ==========

TRB-QTR-1

                                                                                        PRINCIPAL          MARKET
                                                                                         AMOUNT            VALUE
                                                                                         ------            -----
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.05%

Southern Investments UK PLC (United Kingdom), Sr.
  Unsec. Unsub. Yankee Notes, 6.80%, 12/01/06                            (a)           $  100,000        $  103,593
                                                                                                         ==========

REGIONAL BANKS--1.51%

Banco Popular North America-Series C, Gtd. Medium
 Term Notes, 6.80%, 12/21/05                                             (a)              200,000           202,098

Cullen/Frost Capital Trust I, Unsec. Sub. Floating Rate
 Notes, 4.46%, 03/01/34                                                  (a)(c)           925,000           959,456

Greater Bay Bancorp-Series B, Sr. Notes, 5.25%, 03/31/08                 (a)              500,000           508,060

KeyCorp, Unsec. Sub. Notes, 7.25%, 06/01/05                              (a)              160,000           160,486

M&T Bank Corp., Unsec. Sub. Notes, 7.00%, 07/01/05                       (a)              300,000           301,323

PNC Capital Trust C, Gtd. Floating Rate Trust Pfd. Notes,
 3.48%, 06/01/28                                                         (a)(c)           125,000           120,103

Popular North America, Inc., Gtd. Notes, 4.70%, 06/30/09                 (a)              350,000           353,273

Popular, Inc., Unsec. Sub. Notes, 6.75%, 12/15/05                        (a)              128,000           130,116

TCF Financial Corp., Sub. Notes, 5.00%, 06/15/14                         (a)              125,000           125,508
                                                                                                         ==========
                                                                                                          2,860,423
                                                                                                         ==========
REINSURANCE--0.06%

GE Global Insurance Holding Corp., Unsec. Notes, 7.00%, 02/15/26         (a)              100,000           109,200
                                                                                                         ==========
RESTAURANTS--0.04%

McDonald's Corp., Unsec. Deb., 7.05%, 11/15/25                           (a)               75,000            78,633
                                                                                                         ==========
SOVEREIGN DEBT--1.93%

Japan Bank for International Cooperation (Japan), Unsec.
 Gtd. Euro Bonds, 6.50%, 10/06/05                                        (a)              100,000           101,259

Russian Federation (Russia), Unsec. Unsub. Bonds,
 5.00%, 03/31/30 (Acquired 05/18/04; Cost $270,188)                      (a)(b)           300,000           319,740

8.75%, 07/24/05 (Acquired 09/10/04-01/21/05; Cost $1,912,125)            (a)(b)         1,850,000         1,870,350

Russian Federation (Russia)-REGS, Unsec. Unsub. Euro Bonds,
 8.75%, 07/24/05 (Acquired 05/14/04; Cost $475,425)                      (a)(b)           450,000           455,535

10.00%, 06/26/07 (Acquired 05/14/04-05/18/04; Cost $388,744)             (a)(b)           345,000           382,674

United Mexican States (Mexico)-Series A, Medium Term Global Notes,
 6.63%, 03/03/15                                                         (a)              150,000           158,775

7.50%, 04/08/33                                                          (a)              350,000           380,135
                                                                                                         ==========
                                                                                                          3,668,468
                                                                                                         ==========

TRB-QTR-1

                                                                                        PRINCIPAL         MARKET
                                                                                          AMOUNT          VALUE
                                                                                          ------          -----
THRIFTS & MORTGAGE FINANCE--0.27%

Greenpoint Capital Trust I, Gtd. Sub. Trust Pfd. Notes,
 9.10%, 06/01/27                                                         (a)           $  100,000       $    114,834

Washington Mutual Finance Corp., Sr. Unsec. Notes, 8.25%, 06/15/05       (a)              400,000            402,292
                                                                                                        ============
                                                                                                             517,126
                                                                                                        ============
TOBACCO--1.04%

Altria Group, Inc., Unsec. Global Notes, 7.00%, 07/15/05                 (a)            1,880,000          1,892,859

Altria Group, Inc., Unsec. Notes, 6.38%, 02/01/06                        (a)               75,000             76,257
                                                                                                        ============
                                                                                                           1,969,116
                                                                                                        ============
TRADING COMPANIES & DISTRIBUTORS--0.38%

Western Power Distribution Holdings Ltd. (United
 Kingdom), Unsec. Unsub. Notes, 7.38%, 12/15/28
  (Acquired 01/25/05-03/03/05; Cost $736,926)                            (a)(b)           650,000            722,839
                                                                                                        ============
TRUCKING--0.52%

Hertz Corp. (The), Sr. Global Notes, 8.25%, 06/01/05                     (a)              400,000            401,348

Roadway Corp., Sr. Unsec. Gtd. Global Notes, 8.25%, 12/01/08             (a)              525,000            579,023
                                                                                                        ============
                                                                                                             980,371
                                                                                                        ============
WIRELESS TELECOMMUNICATION SERVICES--0.34%

TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
 10.63%, 07/15/10                                                        (a)              600,000            640,374
                                                                                                        ============

Total Bonds & Notes (Cost $112,320,218)                                                                  112,320,534
                                                                                                        ============
U.S. MORTGAGE-BACKED SECURITIES--25.51%

FEDERAL HOME LOAN MORTGAGE CORP.(FHLMC)--8.33%

Pass Through Ctfs.,

6.00%, 08/01/14 to 02/01/34                                              (a)            4,280,961          4,418,311

5.50%, 05/01/16 to 02/01/17                                              (a)              136,918            140,496

6.50%, 05/01/16 to 10/01/34                                              (a)            1,978,220          2,060,079

7.00%, 06/01/16 to 10/01/34                                              (a)              348,506            367,891

7.50%, 04/01/17 to 03/01/32                                              (a)               72,867             77,708

5.00%, 07/01/34                                                          (a)            2,284,433          2,264,105

Pass Through Ctfs., TBA, 5.00%, 05/01/25                                 (l)              921,000            927,332

5.50%, 05/01/35                                                          (l)            5,500,000          5,558,437
                                                                                                        ============
                                                                                                          15,814,359
                                                                                                        ============

TRB-QTR-1

                                                                              PRINCIPAL                     MARKET
                                                                               AMOUNT                       VALUE
                                                                             -----------                  -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--13.93%

Pass Through Ctfs.,

 7.50%, 11/01/15 to 11/01/34                                       (a)       $ 2,214,476                  $ 2,375,226
 7.00%, 12/01/15 to 02/01/33                                       (a)         1,062,638                    1,122,667
 6.50%, 05/01/16 to 09/31/34                                       (a)         2,261,095                    2,357,984
 6.00%, 01/01/17 to 03/01/22                                       (a)           898,327                      926,108
 5.00%, 03/01/18 to 02/01/19                                       (a)         2,170,872                    2,189,451
 5.50%, 11/01/18 to 03/01/34                                       (a)         1,810,923                    1,844,711
 8.00%, 08/01/21 to 04/01/32                                       (a)           147,752                      160,859

Pass Through Ctfs., TBA,

 5.00%, 05/01/25 to 05/01/34                                       (l)         6,500,000                    6,465,313
 5.50%, 05/01/25 to 05/01/35                                       (l)         6,024,527                    6,092,749
 6.00%, 05/01/34                                                   (l)         2,849,700                    2,925,395
                                                                                                          ===========
                                                                                                           26,460,463
                                                                                                          ===========

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--3.25%

Pass Through Ctfs.,

 7.50%, 06/15/23 to 05/15/32                                       (a)           263,946                      285,211
 8.50%, 02/15/25                                                   (a)            31,887                       35,231
 8.00%, 08/15/25                                                   (a)            10,526                       11,427
 7.00%, 04/15/28 to 03/15/33                                       (a)           210,095                      222,783
 6.00%, 11/15/28 to 02/15/33                                       (a)           965,542                      997,334
 6.50%, 01/15/29 to 10/15/34                                       (a)         3,973,208                    4,162,703
 5.50%, 12/15/33                                                   (a)           454,862                      463,431
                                                                                                          ===========
                                                                                                            6,178,120
                                                                                                          ===========

Total U.S. Mortgage-Backed Securities (Cost $48,129,205)                                                   48,452,942
                                                                                                          ===========

ASSET-BACKED SECURITIES--3.36%

AEROSPACE & DEFENSE--0.32%
Systems 2001 Asset Trust LLC (Cayman Islands)-Class G,
 Pass Through Ctfs., 6.66%, 09/15/13 (Acquired 02/09/05;
 Cost $613,577)                                                    (a)(b)        552,846                      606,738
                                                                                                          ===========

MULTI-SECTOR HOLDINGS--0.16%
Longport Funding Ltd. (Cayman Islands)-Series 2005-2A,
 Class A1J, Floating Rate Bonds, 3.69%, 02/03/40
 (Acquired 03/31/05; Cost $300,000)                                (b)(j)        300,000                      300,000
                                                                                                          ===========

OTHER DIVERSIFIED FINANCIAL SERVICES--1.85%
Citicorp Lease-Series 1999-1, Class A1, Pass Through
 Ctfs., 7.22%, 06/15/05 (Acquired 05/08/02-07/15/04; Cost
 $830,780)                                                         (a)(b)        787,525                      791,772

Citicorp Lease-Series 1999-1, Class A2, Pass Through
 Ctfs., 8.04%, 12/15/19 (Acquired 08/20/02; Cost $166,614)         (a)(b)        150,000                      180,900

Patrons' Legacy-Series 2003-III, Ctfs., 5.65%, 01/17/17
 (Acquired 11/04/04; Cost $512,705)                                (b)(j)        500,000                      509,050

TRB-QTR-1

                                                                                         PRINCIPAL          MARKET
                                                                                          AMOUNT            VALUE
                                                                                        -----------       -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)

Patrons' Legacy-Series 2004-I, Ctfs., 6.67%, 02/04/17
(Acquired 04/30/04-02/02/05; Cost $1,015,870)                      (b)(j)               $ 1,000,000       $ 1,028,100

Twin Reefs Pass-Through Trust, Floating Rate Pass
Through Ctfs., 3.91%,  (Acquired 12/07/04; Cost $1,000,000)        (a)(b)(e)(m)           1,000,000         1,005,776
                                                                                                          ===========
                                                                                                            3,515,598
                                                                                                          ===========

PROPERTY & CASUALTY INSURANCE--0.47%

North Front Pass-Through Trust, Bonds, 5.81%, 12/15/24
(Acquired 12/08/04; Cost $900,000)                                 (a)(b)                   900,000           891,558
                                                                                                          ===========

REINSURANCE--0.21%

Stingray Pass-Through Trust, Pass Through Ctfs., 5.90%,
01/12/15 (Acquired 01/07/05; Cost $400,000)                        (a)(b)                   400,000           398,876
                                                                                                          ===========

THRIFTS & MORTGAGE FINANCE--0.35%

Sovereign Bank-Class A-1, Pass Through Ctfs., 10.20%,
06/30/05 (Acquired 09/22/04; Cost $704,739)                        (a)(b)                   668,792           674,757
                                                                                                          ===========

Total Asset-Backed Securities (Cost $6,373,797)                                                             6,387,527
                                                                                                          ===========
                                                                                          SHARES
PREFERRED STOCKS--3.17%

INTEGRATED OIL & GAS--0.26%
Shell Frontier Oil & Gas Inc., Series A, 3.49% Floating
Rate Pfd.                                                          (a)(c)                         5           500,000
                                                                                                          ===========
OTHER DIVERSIFIED FINANCIAL SERVICES--2.38%

ABN AMRO XV Custodial Receipts-Series MM15, 3.10%
Floating Rate Pfd. (Acquired 03/16/05, Cost 1,999,746)             (b)(c)(j)                     20         2,000,000

ABN AMRO XVIII Custodial Receipts-Series MM18,
2.79% Floating Rate Pfd. (Acquired 09/10/04-09/13/04;
Cost 699,990)                                                      (b)(j)(n)                      7           700,000

Zurich RegCaPS Funding Trust III, 3.25% Floating Rate
Pfd. (Acquired 06/03/04-09/28/04; Cost $488,940)                   (a)(b)(c)                    500           495,428

Zurich RegCaPS Funding Trust IV, 3.33% Floating Rate
Pfd. (Acquired 01/19/05; Cost $390,592)                            (a)(b)(c)                    400           390,676

Zurich RegCaPS Funding Trust VI, 3.51% Floating Rate
Pfd. (Acquired 01/19/05; Cost $922,894)                            (a)(b)(c)                    950           922,802
                                                                                                          ===========
                                                                                                            4,508,906
                                                                                                          ===========
THRIFTS & MORTGAGE FINANCE--0.53%

Fannie Mae-Series J, 4.72%  Floating Rate Pfd.                     (a)(o)                    12,000           606,376

Fannie Mae-Series K, 5.40% Floating Rate Pfd.                      (o)                        8,000           402,000
                                                                                                          ===========
                                                                                                            1,008,376
                                                                                                          ===========
Total Preferred Stocks (Cost $6,009,162)                                                                    6,017,282
                                                                                                          ===========

TRB-QTR-1

                                                                                                   PRINCIPAL              MARKET
                                                                                                    AMOUNT                 VALUE
                                                                                                  ----------           -------------
U.S. GOVERNMENT AGENCY SECURITIES--2.56%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--2.25%

Unsec. Floating Rate Global Notes,
 4.11%, 02/17/09                                                                    (a)(m)        $  250,000           $     250,735

Unsec. Global Notes,
 3.55%, 01/12/07                                                                    (a)            1,185,000               1,177,096
 4.20%, 03/24/08                                                                    (a)            2,550,000               2,549,516
 3.38%, 12/15/08                                                                    (a)              300,000                 292,563
                                                                                                                       =============
                                                                                                                           4,269,910
                                                                                                                       =============

TENNESSEE VALLEY AUTHORITY--0.31%

Unsec. Bonds,
 7.14%, 01/15/08                                                                    (a)              500,000                 584,210
                                                                                                                       =============
Total U.S. Government Agency Securities (Cost $4,815,670)                                                                  4,854,120
                                                                                                                       =============
U.S. TREASURY SECURITIES--5.54%

U.S. TREASURY NOTES--3.63%

 2.50%, 09/30/06                                                                    (a)            6,500,000               6,407,570
 4.75%, 11/15/08                                                                    (a)              465,000                 479,824
                                                                                                                       =============
                                                                                                                           6,887,394
                                                                                                                       =============

U.S. TREASURY BONDS--1.66%

 7.25%, 05/15/16                                                                    (a)            1,085,000               1,362,858
 7.50%, 11/15/16                                                                    (a)            1,400,000               1,799,224
                                                                                                                       =============
                                                                                                                           3,162,082
                                                                                                                       =============
U.S. TREASURY STRIPS--0.25%

 3.03%, 02/15/07                                                                    (a)(p)           500,000                 470,310
                                                                                                                       =============

Total U.S. Treasury Securities (Cost $10,459,147)                                                                         10,519,786
                                                                                                                       =============

                                                                                                    SHARES
MONEY MARKET FUNDS--0.73%

Liquid Assets Portfolio-Institutional Class                                         (q)              698,347                 698,347

STIC Prime Portfolio-Institutional Class                                            (q)              698,347                 698,347
                                                                                                                       =============
Total Money Market Funds (Cost $1,396,694)                                                                                 1,396,694
                                                                                                                       =============
TOTAL INVESTMENTS--100.00%  (Cost $189,503,893)                                                                        $ 189,948,885
                                                                                                                       =============

TRB-QTR-1

Investment Abbreviations:

      CARS              Convertible Auction Rate Securities

      Ctfs.             Certificates

      Deb.              Debentures

      Gtd.              Guaranteed

      Pfd.              Preferred

      RB                Revenue Bonds

      RegCaps           Regulatory Capital Preferred Securities

      REGS              Regulation S

      Sec.              Secured

      Sr.               Senior

      STRIPS            Separately Traded Registered Interest and
                          Principal Security

      Sub.              Subordinated

      TBA               To Be Announced

      Unsec.            Unsecured

      Unsub.            Unsubordinated

      Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at April 30, 2005 was $160,298,001, which represented 84.39% of the Fund's Total Investments. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at April 30, 2005 was $25,973,874, which represented 13.67% of the Fund's Total Investments.

(c) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on April 30, 2005.

(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)   Perpetual bond with no specified maturity date.

(f) Interest or dividend rate is redetermined semi-annually. Rate shown is the rate in effect on April 30, 2005.

(g) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(h)   Interest on this security is taxable income to the Fund.

(i) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The Bond will be remarketed or converted to a fixed coupon rate at a specified future date.

(j) Security considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at April 30, 2005 was $5,882,964, which represented 3.10% of the Fund's Total Investments.

(k) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(l) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(m) Interest or dividend rate is redetermined monthly. Rate shown is the rate in effect on April 30, 2005.

(n) Interest or dividend rate is redetermined annually. Rate shown is the rate in effect on April 30, 2005.

(o) Interest or dividend rate is redetermined bi-annually. Rate shown is the rate in effect on April 30, 2005.

(p) Security traded on a discount basis. The interest rate shown is the rate in effect on April 30, 2005.

(q) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

       See accompanying notes which are an integral part of this schedule.

TRB-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information

TRB-QTR-1
      providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

            Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

TRB-QTR-1

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended April 30, 2005.

      INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           PROCEEDS       UNREALIZED     MARKET             REALIZE
                                               MARKET VALUE PURCHASES AT     FROM        APPRECIATION    VALUE     DIVIDEND   GAIN
                    FUND                         07/31/04       COST         SALES      (DEPRECIATION)  04/30/05    INCOME   (LOSS)
                    ----                       ------------ ------------ ------------   -------------- ---------- --------  -------
Liquid Assets Portfolio-Institutional Class    $  5,505,206 $ 41,545,536 $(46,352,395)     $        -- $  698,347 $  53,254  $   --

STIC Prime Portfolio-Institutional Class          5,505,206   41,545,536  (46,352,395)              --    698,347    53,733      --

                                               ------------ ------------ ------------      ----------- ---------- ---------  ------
      TOTAL                                    $ 11,010,412 $ 83,091,072 $(92,704,790)     $        -- $1,396,694 $ 106,987  $   --
                                               ============ ============ ============      =========== ========== =========  ======

NOTE 3 - FUTURES CONTRACTS

On April 30, 2005, $1,200,000 principal amount of corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                              NO. OF        MONTH/           MARKET          UNREALIZED
         CONTRACT            CONTRACTS    COMMITMENT         VALUE          APPRECIATION
         --------            ---------   -----------      -------------     ------------
U.S. Treasury 2 year  Notes     63       Jun-05/long         13,085,297           28,701
U.S. Treasury 5 year Notes     199       Jun-05/long         21,582,171          207,130
U.S. Treasury 10 year Notes     33       Jun-05/long          3,676,922           14,788
U.S. Treasury 30 year Bonds     25       Jun-05/long          2,871,094           27,375
                                                          -------------      -----------
                                                          $  41,215,484      $   277,994
                                                          =============      ===========

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended April 30, 2005 was $395,544,698 and $292,670,274, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                  $  1,026,974
Aggregate unrealized (depreciation) of investment securities                    (672,125)
                                                                            ------------
Net unrealized appreciation of investment securities                        $    354,849
                                                                            ============
Cost of investments for tax purposes is $189,594,036.

TRB-QTR-1

Item 2.  Controls and Procedures.

     (a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM INVESTMENT SECURITIES FUNDS

By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    June 29, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    June 29, 2005


By:      /s/ SIDNEY M. DILGREN
         -----------------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    June 29, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.